UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6424
                                                     ---------------------

               Nuveen New York Quality Income Municipal Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: September 30, 2003
                                           ------------------

                  Date of reporting period: September 30, 2003
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                        NUVEEN
                                        MUNICIPAL CLOSED-END
                                        EXCHANGE-TRADED
                                        FUNDS

                                                ANNUAL REPORT September 30, 2003

                   NUVEEN NEW YORK
                INVESTMENT QUALITY
                    MUNICIPAL FUND
                               NQN

                   NUVEEN NEW YORK
                    SELECT QUALITY
                    MUNICIPAL FUND
                               NVN

                   NUVEEN NEW YORK
                    QUALITY INCOME
                    MUNICIPAL FUND
                               NUN

                    NUVEEN INSURED
                  NEW YORK PREMIUM
                            INCOME
                    MUNICIPAL FUND
                               NNF

                    NUVEEN INSURED
                 NEW YORK DIVIDEND
                         ADVANTAGE
                    MUNICIPAL FUND
                               NKO

                    NUVEEN INSURED
                 NEW YORK TAX-FREE
                         ADVANTAGE
                    MUNICIPAL FUND
                               NRK

Photo of: Man holding up child.

Photo of: 2 women and 2 children looking at seashells.





                                        DEPENDABLE,
                                        TAX-FREE INCOME
                                        BECAUSE
                                        IT'S NOT WHAT YOU EARN,
                                        IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
     RECEIVE YOUR
           NUVEEN FUND REPORT
                ELECTRONICALLY

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--------------------------------------------------------------------------------
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No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.


WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click Submit again.

5 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel internet viewing.



IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK YOUR NUVEEN FUND CAN BE AN IMPORTANT BUILDING BLOCK IN A PORTFOLIO DESIGNED TO PERFORM WELL THROUGH A VARIETY OF MARKET CONDITIONS.

Dear
   SHAREHOLDER

I am very pleased to report that for the year ended September 30, 2003, your Nuveen New York Fund continued to provide you with attractive monthly income free from regular federal, New York State and New York City income taxes.

While a number of different New York Funds are covered in this report, each is managed with the same value investing strategy that puts an emphasis on finding securities that we think are undervalued or underrated. We believe that there are always some municipal bonds that the market is not properly valuing, and that by using a consistent, research-oriented management approach we have the opportunity to find them for your Fund.

We think this is true even with interest rates at the relatively low levels we've seen over much of the past year. In this low-rate environment, many have begun to wonder whether interest rates will soon start to rise, and whether that possibility should cause them to adjust their holdings of fixed-income investments. We believe that by constructing a carefully balanced portfolio with the help of a trusted investment professional you may be able to reduce your overall investment risk and give yourself a better chance to meet your financial goals. We think that municipal bond investments like your Nuveen New York Fund can be important building blocks in a portfolio designed to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

November 15, 2003

Nuveen New York Municipal Closed-End Exchange-Traded Funds
(NQN, NVN, NUN, NNF, NKO, NRK)

Portfolio Manager's
              COMMENTS

Portfolio manager Paul Brennan discusses economic and market conditions, key investment strategies, and the annual performance of the Funds. With 12 years of investment experience, Paul has managed NQN, NVN, NUN, and NNF since 1999, adding NKO and NRK at their inceptions in March and November 2002, respectively.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2003?

Over the 12-month period, the two greatest influences on the general economy and the municipal market continued to be historically low interest rates and the slow pace of economic improvement. In June 2003, the Federal Reserve cut the fed funds rate to 1%, the lowest level since 1958. Much of the recent concern about economic recovery centered on the weak labor market--as of September 2003, U.S. unemployment was 6.1%, up from 5.7% 12 months earlier. At the same time, inflation remained dormant, with the 12-month advance in the core rate dropping to 1.2% in September.

The slow rate of economic recovery, low interest rates, and lack of inflationary pressures helped many municipal bonds perform well over the majority of this reporting period. During the summer of 2003, however, stronger-than-expected economic data temporarily precipitated a spike in bond yields and a corresponding drop in bond prices that impacted overall results across all fixed-income markets.

During January-September 2003, municipal supply nationally remained robust, with $287 billion in new bonds--up 13% over the same period in 2002.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN NEW YORK?

Over the 12-month period, both New York State and New York City continued to struggle with budget problems triggered by the national recession, weak financial markets, a drop in revenues from personal income and capital gains taxes, and a decline in tourism. The final state budget for fiscal 2004, which totaled $92.8 billion, was balanced through a combination of borrowing, spending cuts, and increased taxes and fees. New York City managed to keep its budget balanced through expenditure reductions, aid from the state and federal governments, borrowing through the Transitional Finance Authority (TFA), and increased property taxes.

New York's high level of debt, leaves the state's financial status vulnerable to further economic stress. As of September 2003, New York State's credit rating was A2/AA, while New York City was rated A2 with a declining outlook by Moody's and A with a negative outlook by S&P. During the first nine months of 2003, municipal issuance in New York state totaled $30 billion, a 19% decrease from the same period in 2002.

HOW DID THESE NUVEEN NEW YORK FUNDS PERFORM OVER THIS REPORTING PERIOD?

Individual results for these insured Funds, as well as for relevant benchmarks, are presented in the accompanying table.

                                        LEHMAN
                               TOTAL  NEW YORK      LIPPER
                              RETURN     TOTAL    NEW YORK
           MARKET YIELD       ON NAV   RETURN1    AVERAGE2
----------------------------------------------------------
                              1 YEAR     1 YEAR     1 YEAR
                   TAXABLE-    ENDED      ENDED      ENDED
       9/30/03  EQUIVALENT3  9/30/03    9/30/03    9/30/03
----------------------------------------------------------
NQN      6.36%        9.56%    5.68%      4.31%      4.48%
----------------------------------------------------------
NVN      6.27%        9.43%    5.63%      4.31%      4.48%
----------------------------------------------------------
NUN      6.17%        9.28%    5.32%      4.31%      4.48%
----------------------------------------------------------
NNF      6.12%        9.20%    5.26%      4.31%      4.48%
----------------------------------------------------------
NKO      6.25%        9.40%    4.01%      4.31%      4.48%
----------------------------------------------------------
NRK      6.35%        9.55%       NA         -           -
----------------------------------------------------------
Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


For the 12 months ended September 30, 2003, NQN, NVN, NUN, and NNF outperformed the Lehman Brothers New York Insured Tax-Exempt Bond Index as well as their Lipper peer group average, while NKO's performance slightly trailed these two benchmarks.

Over the past 12 months, the Funds' use of leverage influenced their performances. Leveraging is a strategy that can provide opportunities for additional income for common shareholders, especially during periods of low short-term interest rates.

The four older Funds also benefited from their duration4 positioning during this period. As of September 30, 2003, the durations of these four Funds ranged from
7.86 to 8.87. NKO, however, had a longer duration (10.97) typical of a newer Fund, which had a negative impact on the Fund's performance, since investments with longer durations generally would be expected to underperform those with shorter durations during periods of rising interest rates, all other factors being equal.

In addition to duration and leverage, factors such as insurance, call exposure, portfolio trading activity, and the price movement of specific sectors and holdings also had an impact on the Funds' performances during this period. For example, because investors generally tended to be somewhat risk-averse over the 12 month period, insured issues were in greater demand, and these bonds generally performed better than their noninsured counterparts during this period, which benefited the performance of these insured Funds.

HOW DID THE MARKET ENVIRONMENT AFFECT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-payment capabilities of the insured New York Funds benefited from the use of leverage. During the 12 months ended September 30, 2003, continued low short-term rates enabled us to implement three dividend increases in NQN, two in NVN, and one each in NUN and NNF. Leverage also helped to support the dividend of NKO, which, as of September 2003, had provided shareholders with steady, attractive dividends for 17 consecutive

1 The total annual returns on common share net asset value (NAV) for these Nuveen Funds are compared with the total annual return of the Lehman Brothers New York Insured Tax-Exempt Bond Index, an unleveraged, unmanaged index comprising a broad range of insured New York municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The total returns of these Nuveen New York Funds are compared with the average annualized return of the 10 funds in the Lipper New York Insured Municipal Debt Funds category. Fund and Lipper returns assume reinvestment of dividends.

3 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at the maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

4 Duration is a measure of a fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the fund. References to duration in this commentary are intended to indicate fund duration unless otherwise noted.

months. NRK, which was introduced in November 2002, declared its first dividend in January 2003 and continued to pay steady dividends over the course of this reporting period.

Increased volatility in the fixed-income markets during the summer of 2003 led to an overall weakening of bond prices. The Funds' share prices and NAVs generally finished the reporting period lower than they had been at the beginning. As of September 30, 2003, NQN, NVN, NUN, NNF, and NKO continued to trade at discounts to their common share NAVs, while NRK moved from trading at a premium at its inception to a discount by the end of the period (see charts on individual Performance Overview pages).

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2003?

Over this 12-month reporting period, we continued to place strong emphasis on diversifying the portfolios, improving call protection, and enhancing dividend-paying capabilities. One of our primary strategies focused on managing the Funds' durations in order to enhance our ability to mitigate interest rate risk and produce potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline when market interest rates rise . The longer the duration of a Fund's portfolio, the greater its interest rate risk.

In order to better manage the Fund's durations, the majority of our purchase activity centered on value opportunities in the intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds but, in our opinion, have less interest rate risk.

Although issuance in the New York municipal market was down somewhat from 2002 levels, we continued to find opportunities to make trades that could benefit the Funds. We also believed that, given the current geopolitical and economic climate, maintaining strong credit quality also remains a vital requirement. The four older Funds were 100% invested in insured and/or U.S. guaranteed bonds, while the two newer Funds (NKO and NRK), which are allowed to invest up to 20% in uninsured investment-grade quality securities, each held 86% of its portfolio in insured bonds as of September 30, 2003. By that date, NRK was fully invested and held approximately 92% of its portfolio in New York securities and the remaining 8% in territorial bonds.

We have continued to hold and add to our tobacco investments while regularly evaluating the situation. One of the larger issues to come to market in New York was $2.3 billion in bonds issued by the New York State Tobacco

Settlement Financing Corporation. In addition to tobacco company revenues, this latest tobacco issue was secured by appropriations from the state that would cover any potential shortfall in tobacco company revenues. In addition, a portion of this issue was offered as insured bonds. We felt that, with these enhancements, the bonds offered good value at attractive prices, and we purchased the insured issuance for all six of these New York Funds. NKO and NRK also continued to hold uninsured tobacco bonds that were purchased previously.

WHAT IS YOUR OUTLOOK FOR BOND CALLS FOR THESE FUNDS?

Looking ahead at bond calls, the two newer New York Funds should not experience any significant call exposure for several years, while the potential call exposure of the four older Funds ranged from 9% in NQN to 16% in NNF through 2005. During this reporting period, we continued to work to mitigate the call risk of the older Funds, especially NNF. The number of actual calls in these Funds will depend largely on market interest rates in coming months.

Nuveen New York Investment Quality Municipal Fund, Inc.

Performance
  OVERVIEW As of September 30, 2003


NQN



Pie Chart:
CREDIT QUALITY
Insured                                  80%
Insured and U.S. Guaranteed              19%
U.S. Guaranteed                           1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.38
--------------------------------------------------
Common Share Net Asset Value                $16.80
--------------------------------------------------
Market Yield                                 6.36%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.83%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.56%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $297,312
--------------------------------------------------
Average Effective Maturity (Years)           17.68
--------------------------------------------------
Leverage-Adjusted Duration                    8.00
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/20/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         3.63%         5.68%
--------------------------------------------------
5-Year                         3.84%         7.61%
--------------------------------------------------
10-Year                        5.31%         6.37%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         25%
--------------------------------------------------
U.S. Guaranteed                                20%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Education and Civic Organizations               9%
--------------------------------------------------
Transportation                                  8%
--------------------------------------------------



Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                     $0.0765
Nov                                      0.0765
Dec                                      0.0775
Jan                                      0.0775
Feb                                      0.0775
Mar                                      0.0805
Apr                                      0.0805
May                                      0.0805
Jun                                      0.0805
Jul                                      0.0805
Aug                                      0.0805
Sep                                      0.0815

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/02                                 $15.99
                                         15.51
                                         14.88
                                         14.7
                                         15.09
                                         15.05
                                         14.94
                                         15.01
                                         15.07
                                         15.38
                                         15.34
                                         15.27
                                         15.36
                                         15.54
                                         15.35
                                         15.15
                                         15.18
                                         15.34
                                         15.3
                                         15.07
                                         15.21
                                         15.39
                                         15.75
                                         15.5
                                         15.08
                                         15.45
                                         15.45
                                         15.45
                                         15.55
                                         15.69
                                         15.86
                                         16.06
                                         16.37
                                         16.45
                                         16.81
                                         16.65
                                         16.48
                                         16.59
                                         16.31
                                         15.86
                                         15.17
                                         15.32
                                         15.06
                                         15.28
                                         15.16
                                         15.27
                                         15.25
                                         15.34
9/30/03                                  15.3

1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0867 per share.

Nuveen New York Select Quality Municipal Fund, Inc.

Performance
  OVERVIEW As of September 30, 2003


NVN



Pie Chart:
CREDIT QUALITY
Insured                                  85%
Insured and U.S. Guaranteed              15%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.22
--------------------------------------------------
Common Share Net Asset Value                $16.28
--------------------------------------------------
Market Yield                                 6.27%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.71%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.43%
--------------------------------------------------
Net Assets Applicable to
--------------------------------------------------
Common Shares ($000)                      $381,274
--------------------------------------------------
Average Effective Maturity (Years)           18.53
--------------------------------------------------
Leverage-Adjusted Duration                    8.87
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/22/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         4.57%         5.63%
--------------------------------------------------
5-Year                         4.56%         7.03%
--------------------------------------------------
10-Year                        5.94%         6.17%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         28%
--------------------------------------------------
U.S. Guaranteed                                15%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                     $0.077
Nov                                      0.077
Dec                                      0.077
Jan                                      0.077
Feb                                      0.077
Mar                                      0.0785
Apr                                      0.0785
May                                      0.0785
Jun                                      0.0785
Jul                                      0.0785
Aug                                      0.0785
Sep                                      0.0795


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/02                                 $15.63
                                         15.44
                                         14.6
                                         14.65
                                         14.64
                                         14.95
                                         14.9
                                         14.76
                                         14.83
                                         15
                                         14.9
                                         14.95
                                         15.16
                                         15.27
                                         14.9
                                         14.77
                                         14.81
                                         14.85
                                         14.87
                                         14.72
                                         14.88
                                         15.02
                                         15.28
                                         14.75
                                         14.6
                                         15.13
                                         14.89
                                         15.06
                                         15.22
                                         15.15
                                         15.5
                                         15.59
                                         15.84
                                         16.04
                                         16.05
                                         15.66
                                         16.1
                                         16.1
                                         16.14
                                         15.3
                                         14.73
                                         15.09
                                         14.56
                                         14.82
                                         14.87
                                         15.15
                                         15
                                         15.2
9/30/03                                  15.1

1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2002 of $0.1442 per share.

Nuveen New York Quality Income Municipal Fund, Inc.

Performance
  OVERVIEW As of September 30, 2003


NUN



Pie Chart:
CREDIT QUALITY
Insured                                  85%
Insured and U.S. Guaranteed              14%
U.S. Guaranteed                           1%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.89
--------------------------------------------------
Common Share Net Asset Value                $16.09
--------------------------------------------------
Market Yield                                 6.17%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.57%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.28%
--------------------------------------------------
Net Assets Applicable to
--------------------------------------------------
Common Shares ($000)                      $387,439
--------------------------------------------------
Average Effective Maturity (Years)           18.06
--------------------------------------------------
Leverage-Adjusted Duration                    8.79
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/20/91)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         4.37%         5.32%
--------------------------------------------------
5-Year                         4.29%         6.64%
--------------------------------------------------
10-Year                        6.13%         6.15%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         30%
--------------------------------------------------
Education and Civic Organizations              17%
--------------------------------------------------
U.S. Guaranteed                                15%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                     $0.0755
Nov                                      0.0755
Dec                                      0.0755
Jan                                      0.0755
Feb                                      0.0755
Mar                                      0.0765
Apr                                      0.0765
May                                      0.0765
Jun                                      0.0765
Jul                                      0.0765
Aug                                      0.0765
Sep                                      0.0765


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/02                                 $15.35
                                         15.07
                                         14.55
                                         14.55
                                         14.72
                                         14.72
                                         14.48
                                         14.68
                                         14.65
                                         14.92
                                         14.75
                                         14.84
                                         14.93
                                         15.2
                                         15.01
                                         14.78
                                         14.78
                                         14.73
                                         14.73
                                         14.62
                                         14.7
                                         14.92
                                         15.1
                                         14.72
                                         14.55
                                         14.56
                                         14.64
                                         14.65
                                         14.75
                                         14.8
                                         15.1
                                         15.23
                                         15.53
                                         15.5
                                         15.84
                                         15.75
                                         15.76
                                         15.84
                                         15.67
                                         15.33
                                         14.61
                                         14.79
                                         14.6
                                         14.65
                                         14.65
                                         14.89
                                         14.72
                                         14.85
9/30/03                                  14.81


1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.1911 per share.

Nuveen Insured New York Premium Income Municipal Fund, Inc.

Performance
  OVERVIEW As of September 30, 2003


NNF



Pie Chart:
CREDIT QUALITY
Insured                                 94%
Insured and U.S. Guaranteed              5%
U.S. Guaranteed                          1%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.10
--------------------------------------------------
Common Share Net Asset Value                $16.07
--------------------------------------------------
Market Yield                                 6.12%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.50%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.20%
--------------------------------------------------
Net Assets Applicable to
--------------------------------------------------
Common Shares ($000)                      $133,735
--------------------------------------------------
Average Effective Maturity (Years)           18.85
--------------------------------------------------
Leverage-Adjusted Duration                    7.86
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/17/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         0.56%         5.26%
--------------------------------------------------
5-Year                         5.16%         6.34%
--------------------------------------------------
10-Year                        6.31%         6.37%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         23%
--------------------------------------------------
Education and Civic Organizations              22%
--------------------------------------------------
Healthcare                                     13%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Oct                                     $0.0755
Nov                                      0.0755
Dec                                      0.0755
Jan                                      0.0755
Feb                                      0.0755
Mar                                      0.077
Apr                                      0.077
May                                      0.077
Jun                                      0.077
Jul                                      0.077
Aug                                      0.077
Sep                                      0.077

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/02                                 $15.82
                                         15.6
                                         15.39
                                         15
                                         15.16
                                         15.48
                                         15.4
                                         14.83
                                         14.82
                                         15.08
                                         14.99
                                         14.81
                                         15.25
                                         15.23
                                         15.09
                                         14.86
                                         14.81
                                         14.89
                                         14.8
                                         14.73
                                         14.8
                                         15.09
                                         15.3
                                         15.34
                                         15.27
                                         15.37
                                         15.2
                                         15.2
                                         15.48
                                         15.55
                                         15.62
                                         15.65
                                         15.8
                                         15.91
                                         16.28
                                         16.41
                                         16.05
                                         16.33
                                         16.1
                                         15.48
                                         14.9
                                         15
                                         14.82
                                         14.9
                                         15.02
                                         15.02
                                         15.05
                                         15.06
9/30/03                                  15.04


1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

Nuveen Insured New York Dividend Advantage Municipal Fund

Performance
  OVERVIEW As of September 30, 2003


NKO



Pie Chart:
CREDIT QUALITY
Insured                                 86%
AAA (uninsured)                          3%
AA (uninsured)                           5%
A (uninsured)                            1%
BBB (uninsured)                          5%


PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $14.30
--------------------------------------------------
Common Share Net Asset Value                $15.44
--------------------------------------------------
Market Yield                                 6.25%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.68%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.40%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $122,901
--------------------------------------------------
Average Effective Maturity (Years)           20.69
--------------------------------------------------
Leverage-Adjusted Duration                   10.97
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        -0.77%         4.01%
--------------------------------------------------
Since Inception                2.84%        11.36%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         27%
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Education and Civic Organizations              10%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------


Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Oct                                     $0.0745
Nov                                      0.0745
Dec                                      0.0745
Jan                                      0.0745
Feb                                      0.0745
Mar                                      0.0745
Apr                                      0.0745
May                                      0.0745
Jun                                      0.0745
Jul                                      0.0745
Aug                                      0.0745
Sep                                      0.0745


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/02                                 $15.15
                                         15.2
                                         14.7
                                         14.68
                                         15
                                         15
                                         14.99
                                         14.49
                                         14.5
                                         14.9
                                         14.65
                                         14.41
                                         14.1
                                         14.71
                                         14.5
                                         14.77
                                         14.62
                                         14.94
                                         14.95
                                         14.69
                                         14.63
                                         14.95
                                         14.83
                                         15
                                         14.56
                                         14.7
                                         14.73
                                         14.5
                                         14.89
                                         14.93
                                         15.09
                                         15.14
                                         15.2
                                         15.31
                                         15.43
                                         15.53
                                         15.48
                                         15.7
                                         15.47
                                         14.78
                                         14.57
                                         14.22
                                         14.18
                                         14.08
                                         14.13
                                         14.55
                                         14.29
                                         14.31
9/30/03                                  14.32


1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

2 The Fund also paid shareholders a capital gains distribution in December 2002 of $0.0783 per share.

Nuveen Insured New York Tax-Free Advantage Municipal Fund

Performance
  Overview As of September 30, 2003


NRK



Pie Chart:
CREDIT QUALITY
Insured                                 86%
AAA (uninsured)                          2%
AA (uninsured)                           7%
A (uninsured)                            1%
BBB (uninsured)                          4%



PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $13.71
--------------------------------------------------
Common Share Net Asset Value                $14.42
--------------------------------------------------
Market Yield                                 6.35%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal Income Tax Rate)1                   8.82%
--------------------------------------------------
Taxable-Equivalent Yield
(Federal and State Income Tax Rate)1         9.55%
--------------------------------------------------
Net Assets Applicable to
--------------------------------------------------
Common Shares ($000)                       $50,645
--------------------------------------------------
Average Effective Maturity (Years)           22.17
--------------------------------------------------
Leverage-Adjusted Duration                   11.16
--------------------------------------------------

CUMULATIVE TOTAL RETURN (Inception 11/21/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
Since Inception               -4.40%         5.29%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         42%
--------------------------------------------------
Education and Civic Organizations              13%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Transportation                                 11%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------


Bar Chart:
2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Jan                                     $0.0725
Feb                                      0.0725
Mar                                      0.0725
Apr                                      0.0725
May                                      0.0725
Jun                                      0.0725
Jul                                      0.0725
Aug                                      0.0725
Sep                                      0.0725


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/22/02                                $15.05
                                         15.06
                                         15
                                         15
                                         15
                                         14.77
                                         14.63
                                         14.5
                                         14.2
                                         14.6
                                         14.75
                                         14.4
                                         14.25
                                         14.8
                                         14.99
                                         14.94
                                         14.7
                                         14.6
                                         14.9
                                         14.9
                                         14.7
                                         14.55
                                         14.95
                                         14.63
                                         15.2
                                         15.3
                                         15.1
                                         15.03
                                         14.81
                                         15.28
                                         15.03
                                         15
                                         13.75
                                         13.52
                                         13.58
                                         13.65
                                         13.76
                                         13.6
                                         13.77
                                         13.65
9/30/03                                  13.63


1 Taxable-equivalent yield represents the yield that must be earned on a taxable investment, other than an investment that generates qualified dividend income that is taxable at a maximum rate of 15%, in order to equal the yield of the Nuveen Fund on an after-tax basis. It is calculated using the current market yield and a federal income tax rate of 28%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state income taxes. It is based on a combined federal and state income tax rate of 33.5%.

Report of
   INDEPENDENT AUDITORS





THE BOARD OF DIRECTORS, TRUSTEES AND SHAREHOLDERS
NUVEEN NEW YORK INVESTMENT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW YORK SELECT QUALITY MUNICIPAL FUND, INC.
NUVEEN NEW YORK QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN INSURED NEW YORK PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN INSURED NEW YORK DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN INSURED NEW YORK TAX-FREE ADVANTAGE MUNICIPAL FUND


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Insured New York Dividend Advantage Municipal Fund and Nuveen Insured New York Tax-Free Advantage Municipal Fund as of September 30, 2003, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Insured New York Dividend Advantage Municipal Fund and Nuveen Insured New York Tax-Free Advantage Municipal Fund at September 30, 2003, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
November 12, 2003

                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
                            Portfolio of
                                    INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.5%

$       5,030   New York City Trust for Cultural Resources, Revenue Bonds,                7/09 at 101.00        AAA   $   5,541,752
                  American Museum of Natural History, Series 1999A, 5.750%,
                  7/01/29 - AMBAC Insured

        3,000   New York State Dormitory Authority, Lease Revenue Bonds, State            7/09 at 101.00        AAA       3,199,980
                  University Dormitory Facilities Issue, Series 1999C, 5.500%,
                  7/01/29 - MBIA Insured

        4,375   New York State Dormitory Authority, Insured Revenue Bonds,                9/06 at 102.00        AAA       4,654,563
                  Long Island University, Series 1996,  5.500%, 9/01/26 - FSA Insured

        1,000   New York State Dormitory Authority, Insured Revenue Bonds,                7/07 at 102.00        AAA       1,101,720
                  Siena College, Series 1997, 5.750%, 7/01/26 - MBIA Insured

        2,000   New York State Dormitory Authority, Insured Revenue Bonds,                7/08 at 101.00        AAA       2,024,420
                  Fordham University, Series 1998,  5.000%, 7/01/28 - MBIA Insured

        6,500   New York State Dormitory Authority, Insured Revenue Bonds, New            7/08 at 101.00        AAA       6,776,835
                  York Medical College,  Series 1998, 5.000%, 7/01/21 - MBIA Insured

        3,500   New York State Dormitory Authority, Insured Revenue Bonds,                7/09 at 101.00        AAA       3,609,760
                 Culinary Institute of America,  Series 1999, 5.000%, 7/01/22 -
                 MBIA Insured

        2,000   New York State Dormitory Authority, Revenue Bonds, Upstate                7/10 at 101.00        AAA       2,202,780
                  Community Colleges, Series 2000A, 5.750%, 7/01/29 - FSA Insured

        1,250   New York State Dormitory Authority, Insured Revenue Bonds,                7/10 at 101.00        AAA       1,411,763
                  Pace University, Series 2000,  6.000%, 7/01/29 - MBIA Insured

        1,200   New York State Dormitory Authority, Insured Revenue Bonds,                7/09 at 101.00        AAA       1,405,188
                  Cooper Union, Series 1999, 6.250%, 7/01/29 - MBIA Insured

        2,945   New York State Dormitory Authority, Consolidated Fourth General           7/10 at 100.00        AAA       3,097,875
                  Resolution Revenue Bonds,  City University System, Series 2000A,
                  5.125%, 7/01/21 - FGIC Insured

        2,000   New York State Dormitory Authority, Insured Revenue Bonds, Yeshiva        7/11 at 100.00        AAA       2,131,800
                  University, Series 2001,  5.000%, 7/01/18 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 20.5%

        2,000   New York City Health and Hospitals Corporation, New York, Health          2/09 at 101.00        AAA       2,144,500
                  System Revenue Bonds, Series 1999A, 5.125%, 2/15/14 - AMBAC Insured

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        2,400     5.250%, 2/15/21 - AMBAC Insured                                         2/13 at 100.00        AAA       2,552,352
        2,100     5.250%, 2/15/22 - AMBAC Insured                                         2/13 at 100.00        AAA       2,220,099

        1,000   New York State Dormitory Authority, FHA-Insured Mortgage Hospital          2/06 at 102.00       AAA       1,091,230
                  Revenue Bonds,  Maimonides Medical Center, Series 1996A,
                  5.750%, 8/01/24 - MBIA Insured

        3,135   New York State Dormitory Authority, Secured Hospital Insured              2/08 at 101.50        AAA       3,181,806
                  Revenue Bonds, Southside Hospital, Series 1998, 5.000%,
                  2/15/25 - MBIA Insured

        7,080   New York State Dormitory Authority, FHA-Insured Mortgage                  2/08 at 101.00        AAA       6,926,293
                  Hospital Revenue Bonds, New York and Presbyterian Hospital,
                  Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        5,000   New York State Dormitory Authority, FHA-Insured Mortgage                  2/08 at 102.00        AAA       5,273,550
                  Hospital Revenue Bonds,  Highland Hospital of Rochester,
                  Series 1997A, 5.400%, 8/01/27 - MBIA Insured

        3,280   New York State Dormitory Authority, North Shore University               11/08 at 101.00        AAA       3,349,503
                  Hospital Revenue Bonds, North Shore Health System Obligated
                  Group, Series 1998, 5.000%, 11/01/23 - MBIA Insured

        6,000   New York State Dormitory Authority, Revenue Bonds, Memorial               7/13 at 100.00        AAA       6,236,700
                  Sloan Kettering Cancer Center, 2003 Series 1, 5.000%, 7/01/21 -
                  MBIA Insured


13

                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTHCARE (continued)

                New York State Dormitory Authority, FHA-Insured Mortgage
                Hospital Revenue Bonds, Montefiore Medical Center, Series 1999:
$         970     5.250%, 8/01/19 - AMBAC Insured                                         8/09 at 101.00        AAA     $ 1,049,802
        4,000     5.500%, 8/01/38 - AMBAC Insured                                         8/09 at 101.00        AAA       4,282,800

        8,000   New York State Dormitory Authority, Revenue Bonds, Catholic               7/09 at 101.00        AAA       8,766,000
                  Health Services of Long Island Obligated Group, St. Charles
                  Hospital and Rehabilitation Center, Series 1999A, 5.500%,
                  7/01/22 - MBIA Insured

        1,500   New York State Dormitory Authority, Revenue Bonds, Catholic               7/09 at 101.00        AAA       1,643,625
                  Health Services of Long Island Obligated Group, St. Francis
                  Hospital, Series 1999A, 5.500%, 7/01/22 - MBIA Insured

        3,000   New York State Dormitory Authority, New Island Hospital Insured           7/09 at 101.00        AAA       3,285,420
                  Revenue Bonds, Series 1999A, 5.750%, 7/01/19 - AMBAC Insured

        8,525   New York State Dormitory Authority, South Nassau Communities              7/11 at 101.00        AAA       8,854,577
                  Hospital Revenue Bonds,  Winthrop-South Nassau University Health
                 System Obligated Group, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.8%

                New York State Housing Finance Agency, Housing Project Mortgage
                Revenue Refunding Bonds, Series 1996A:
        1,770     6.100%, 11/01/15 - FSA Insured                                          5/06 at 102.00        AAA       1,899,511
        2,725     6.125%, 11/01/20 - FSA Insured                                          5/06 at 102.00        AAA       2,926,405

          625   New York State Housing Finance Agency, Insured Multifamily                8/04 at 102.00        AAA         646,838
                  Mortgage Housing Revenue Bonds,  Series 1994B, 6.250%,
                  8/15/14 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.1%

        1,965   New York State Mortgage Agency, Homeowner Mortgage Revenue                4/07 at 102.00        AAA       2,069,577
                   Bonds, Series 63, 6.125%, 4/01/27 (Alternative Minimum Tax) -
                  MBIA Insured

        1,000   New York State Mortgage Agency, Mortgage Revenue Bonds, 24-               7/10 at 100.00        AAA       1,073,810
                  Series 2000, 5.875%,10/01/15 (Alternative Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

        3,000   Castle Rest Residential Health Care Facility, Syracuse,                   8/07 at 102.00        AAA       3,044,970
                  New York, FHA-Insured Mortgage Revenue  Bonds, Series 1997A,
                  5.750%, 8/01/37 (Optional put 8/01/07)

        1,185   East Rochester Housing Authority, New York, FHA-Insured                   8/07 at 102.00        AAA       1,313,655
                  Mortgage Revenue Bonds, St. John's  Meadows Project, Series
                  1997A, 5.750%, 8/01/37 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 11.0%

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,000     5.250%, 3/15/15 - FGIC Insured                                          3/13 at 100.00        Aaa       1,118,080
        1,200     5.250%, 3/15/16 - FGIC Insured                                          3/13 at 100.00        Aaa       1,334,628
        1,300     5.250%, 3/15/17 - FGIC Insured                                          3/13 at 100.00        Aaa       1,436,058
        1,400     5.250%, 3/15/18 - FGIC Insured                                          3/13 at 100.00        Aaa       1,536,080

          500   Freeport, New York, General Obligation Bonds, Series 2000A,               4/10 at 101.00        Aaa         581,415
                  6.000%, 4/01/18 - FGIC Insured

                Germantown Central School District, Columbia County, New York, Series 1999:
          700     5.400%, 6/15/17 - FGIC Insured                                          6/08 at 101.00        Aaa         782,481
          700     5.400%, 6/15/18 - FGIC Insured                                          6/08 at 101.00        Aaa         782,481

        2,000   Hempstead Town, New York, General Obligation Bonds, Series 2001A,         1/11 at 101.00        Aaa       2,209,700
                  5.250%, 1/15/14 - MBIA Insured

          700   Jericho Union Free School District, Nassau County, New York,              8/09 at 101.00        Aaa         797,461
                  General Obligation Bonds, Series 2000, 5.600%, 8/01/18 - MBIA Insured

                Monticello Central School District, Sullivan County, New York,
                General Obligation Bonds, Series 2000:
        1,905     6.000%, 6/15/18 - FGIC Insured                                          6/09 at 101.00        AAA       2,212,772
        2,000     6.000%, 6/15/19 - FGIC Insured                                          6/09 at 101.00        AAA       2,323,120
        2,165     6.000%, 6/15/20 - FGIC Insured                                          6/09 at 101.00        AAA       2,514,777

                Nassau County, New York, Serial General Improvement Bonds,
                General Obligations, Series F:
        1,505    6.500%, 3/01/17 - FSA Insured                                            3/10 at 100.00        AAA       1,780,550
        1,000    6.500%, 3/01/19 - FSA Insured                                            3/10 at 100.00        AAA       1,183,090
          910    6.500%, 3/01/20 - FSA Insured                                            3/10 at 100.00        AAA       1,076,612

14

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (CONTINUED)

                Nassau County, New York, Serial General Improvement Bonds,
                General Obligations, Series B:
$       2,005     5.250%, 6/01/22 - AMBAC Insured                                         6/09 at 102.00        AAA    $  2,145,049
        1,000     5.250%, 6/01/23 - AMBAC Insured                                         6/09 at 102.00        AAA       1,047,800

          805   Nassau County, New York, Serial General Improvement Bonds,                9/09 at 102.00        Aaa         899,177
                  General Obligations, Series D, 5.300%, 9/01/17 - FSA Insured

        1,500   North Hempstead, Nassau County, New York, General Obligation              3/08 at 101.00        Aaa       1,548,765
                  Refunding Serial Bonds, Series 1998B, 4.750%, 3/01/18 - FGIC Insured

                Oneida County, New York, General Obligation Public Improvement Bonds,
                Series 2000:
          500     5.375%, 4/15/18 - MBIA Insured                                          4/09 at 102.00        AAA         558,645
          500     5.375%, 4/15/19 - MBIA Insured                                          4/09 at 102.00        AAA         554,855

          255   Port Jervis, Orange County, New York, General Obligation Bonds,           3/09 at 101.00        Aaa         278,618
                  Water Improvements, Series 1999, 5.625%, 3/15/24 - FGIC Insured

                Suffolk County, New York, Public Improvement Serial Bonds, Series 2000A:
        1,130     5.750%, 5/01/17 - MBIA Insured                                          5/10 at 101.00        AAA       1,292,370
        1,100     6.000%, 5/01/18 - MBIA Insured                                          5/10 at 101.00        AAA       1,280,796
          610     6.000%, 5/01/19 - MBIA Insured                                          5/10 at 101.00        AAA         708,729
          640     6.000%, 5/01/20 - MBIA Insured                                          5/10 at 101.00        AAA         740,134

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.0%

                Erie County Industrial Development Authority, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,000     5.750%, 5/01/20 - FSA Insured                                           5/12 at 100.00        AAA       1,120,290
        1,200     5.750%, 5/01/22 - FSA Insured                                           5/12 at 100.00        AAA       1,328,772

        2,760   New York Metropolitan Transportation Authority, State Service             7/12 at 100.00        AAA       3,081,374
                  Contract Bonds, Series 2002B,   5.500%, 7/01/18 - MBIA Insured

                New York Metropolitan Transportation Authority, State Service
                Contract Refunding Bonds, Series 2002A:
        4,500     5.750%, 7/01/18 - FSA Insured                                             No Opt. Call        AAA       5,334,795
        1,250     5.500%, 1/01/19 - MBIA Insured                                          7/12 at 100.00        AAA       1,385,775
        1,000     5.500%, 1/01/20 - MBIA Insured                                          7/12 at 100.00        AAA       1,100,090
        2,000     5.000%, 7/01/25 - FGIC Insured                                          7/12 at 100.00        AAA       2,038,920
        4,000     5.000%, 7/01/30 - AMBAC Insured                                         7/12 at 100.00        AAA       4,054,920

                New York Metropolitan Transportation Authority, Dedicated Tax
                Fund Bonds, Series 2002A:
        6,000     5.250%, 11/15/25 - FSA Insured                                         11/12 at 100.00        AAA       6,276,240
        3,500     5.000%, 11/15/32 - FSA Insured                                         11/12 at 100.00        AAA       3,544,590

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,305     4.750%, 11/15/21 - AMBAC Insured                                       11/13 at 100.00        AAA       1,330,695
        1,305     4.750%, 11/15/22 - AMBAC Insured                                       11/13 at 100.00        AAA       1,323,283

        3,125   Nassau Health Care Corporation, New York, County Guaranteed               8/09 at 102.00        AAA       3,441,938
                  Health System Revenue Bonds,  Series 1999, 5.750%, 8/01/29 -
                  FSA Insured

        3,025   New York City New York Metropolitan Transportation Authority,             1/10 at 101.00        AAA       3,374,902
                  Certificates of Participation,  Triborough Bridge and Tunnel
                  Authority, Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

        2,000   New York City Transitional Finance Authority, Future Tax Secured          8/12 at 100.00        AAA       2,151,280
                   Bonds, Fiscal Series 2003C,  5.250%, 8/01/20 - AMBAC Insured

        2,510   New York City Transitional Finance Authority, Future Tax Secured          2/13 at 100.00        AAA       2,601,741
                  Bonds, Fiscal Series 2003D Refunding, 5.000%, 2/01/22 - MBIA Insured

        1,660   New York City Transitional Finance Authority, Future Tax Secured          2/13 at 100.00        AAA       1,765,012
                  Bonds, Fiscal Series 2003E,  5.250%, 2/01/22 - MBIA Insured

        5,000   New York State Dormitory Authority, Court Facilities Lease                5/10 at 101.00        AAA       5,507,450
                  Revenue Bonds, City of New York  Issue, Series 1999, 5.750%,
                  5/15/30 - AMBAC Insured

        1,250   New York State Dormitory Authority, Insured Revenue Bonds,                7/04 at 102.00        AAA       1,316,975
                  Leake and Watts Services, Inc.,  Series 1994, 6.000%, 7/01/23 -
                  MBIA Insured

        2,250   New York State Dormitory Authority, Insured Revenue Bonds,                7/08 at 101.00        AAA       2,406,870
                  853 Schools Program 1998 Issue 2,  St. Anne Institute,
                  Series 1998E, 5.000%, 7/01/18 - AMBAC Insured

15

                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (CONTINUED)

$       1,340   New York State Dormitory Authority, Insured Revenue Bonds,                7/09 at 101.00        AAA   $   1,534,421
                  853 Schools Program 1999 Issue 2,  Anderson School,
                  Series 1999E, 5.750%, 7/01/19 - AMBAC Insured

        2,000   New York State Dormitory Authority, Insured Revenue Bonds,                7/09 at 101.00        AAA       2,290,180
                  Special Act School Districts Program, Series 1999, 5.750%,
                  7/01/19 - MBIA Insured

        4,300   New York State Dormitory Authority, Mental Health Services                2/06 at 102.00        AAA       4,499,176
                  Facilities Improvement Revenue  Bonds, Series 1996B, 5.375%,
                  2/15/26 - MBIA Insured

        3,000   New York State Dormitory Authority, Mental Health Services                2/07 at 102.00        AAA       3,431,010
                  Facilities Improvement Revenue  Bonds, Series 1997A, 5.750%,
                  8/15/22 - MBIA Insured

        2,480   New York State Dormitory Authority, Mental Health Services                8/11 at 100.00        AAA       2,753,643
                  Facilities Improvement Revenue  Bonds, Series 2001B, 5.500%,
                  8/15/19 - MBIA Insured

        1,670   New York State Dormitory Authority, Mental Health Services                8/10 at 100.00        AAA       1,871,953
                  Facilities Improvement Revenue  Bonds, Series 2000D, 5.875%,
                  2/15/16 - FSA Insured

        2,265   New York State Environmental Facilities Corporation, Special              4/07 at 100.00        AAA       2,308,556
                  Obligation Revenue Refunding  Bonds, Riverbank State Park,
                  Series 1996, 5.125%, 4/01/22 - AMBAC Insured

        1,750   New York State Local Government Assistance Corporation, Revenue           4/08 at 101.00        AAA       1,801,048
                  Bonds, Series 1997B, 4.875%, 4/01/20 - MBIA Insured

        2,080   New York State Medical Care Facilities Finance Agency, Mental             2/04 at 102.00        AAA       2,149,118
                  Health Services Facilities Improvement Revenue Refunding Bonds,
                  Series 1993F, 5.250%, 2/15/19 - MBIA Insured

        1,000   New York State Dormitory Authority, State Personal Income Tax             3/13 at 100.00        AAA       1,013,140
                  Revenue Bonds, Series 2003A, 5.000%, 3/15/32 - FGIC Insured

        4,600   New York State Dormitory Authority, School Districts Financing           10/12 at 100.00        AAA       4,851,344
                  Program Revenue Bonds, Series 2002D, 5.250%, 10/01/23 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 2002B:
        1,290     5.375%, 4/01/17 - AMBAC Insured                                         4/12 at 100.00        AAA       1,428,056
        1,300     5.375%, 4/01/18 - AMBAC Insured                                         4/12 at 100.00        AAA       1,430,221
        2,000     5.000%, 4/01/20 - AMBAC Insured                                         4/12 at 100.00        AAA       2,095,200

        3,500   New York State Thruway Authority, Highway and Bridge Trust Fund           4/12 at 100.00        AAA       3,835,160
                  Bonds, Series 2002A, 5.250%,  4/01/17 - FSA Insured

        2,225   New York State Thruway Authority, Highway and Bridge Trust Fund           4/13 at 100.00        AAA       2,367,934
                   Bonds, Series 2003A, Second General, 5.250%, 4/01/22 - MBIA Insured

          650   Puerto Rico Highway and Transportation Authority, Highway Revenue         7/10 at 101.00        AAA         738,537
                   Bonds, Series 2000B, 5.875%, 7/01/35 - MBIA Insured

        2,000   Puerto Rico Municipal Finance Agency, Loan Pool Bonds,                    8/09 at 101.00        AAA       2,239,000
                  Series 1999A, 5.500%, 8/01/19 - FSA Insured

        1,435   Suffolk County Industrial Development Agency, New York, Civic            10/10 at 102.00        Aaa       1,671,675
                  Facility Revenue Bonds, Hampton Bays Public Library Project,
                  Series 1999A, 6.000%, 10/01/19 - MBIA Insured

                New York State Tobacco Settlement Financing Corporation,
                Asset-Backed Bonds, Series 2003-A1:
        6,300     5.250%, 6/01/20 - AMBAC Insured                                         6/13 at 100.00        AAA       6,735,582
        4,500     5.250%, 6/01/22 - AMBAC Insured                                         6/13 at 100.00        AAA       4,745,700

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.1%

        2,000   New York Metropolitan Transportation Authority, Transportation           11/12 at 100.00        AAA       2,224,940
                  Revenue Refunding Bonds, Series 2002A, 5.500%, 11/15/19 -
                  AMBAC Insured

        2,300   Niagara Frontier Transportation Authority, New York, Revenue              4/09 at 101.00        AAA       2,459,252
                  Bonds, Buffalo Niagara International Airport, Series 1999A,
                  5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        5,000   Port Authority of New York and New Jersey, Consolidated Bonds,           10/07 at 101.00        AAA       5,356,600
                  120-Series, 5.750%, 10/15/26, (Alternative Minimum Tax) -
                  MBIA Insured

        5,025   Port Authority of New York and New Jersey, Special Project Bonds,        12/07 at 100.00        AAA       5,389,815
                  JFK International Air Terminal LLC Project, Series 6, 5.750%,
                  12/01/25 (Alternative Minimum Tax) - MBIA Insured

                Puerto Rico Port Authority, Revenue Bonds, Series 1991D:
        5,250     7.000%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured                1/04 at 100.00        AAA       5,415,900
       11,500     6.000%, 7/01/21 (Alternative Minimum Tax) - FGIC Insured                1/04 at 100.00        AAA      11,733,450

16

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Revenue Refunding Bonds, Series 2002E:
$         780     5.500%, 11/15/20 - MBIA Insured                                           No Opt. Call        AAA   $     900,307
        2,300     5.250%, 11/15/22 - MBIA Insured                                        11/12 at 100.00        AAA       2,442,853

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 30.0%

                Buffalo, New York, General Obligation Bonds, Series 1999D:
          525     6.000%, 12/01/18 (Pre-refunded to 12/01/09) - FSA Insured              12/09 at 101.00        AAA         635,240
          425     6.000%, 12/01/19 (Pre-refunded to 12/01/09) - FSA Insured              12/09 at 101.00        AAA         514,242

        1,230   Buffalo, New York, General Obligation Bonds, Series 1999E, 6.000%,       12/09 at 101.00        AAA       1,486,701
                  12/01/18 (Pre-refunded to 12/01/09) - FSA Insured

                Chitenango Central School District, Madison and Onondaga
                Counties, New York, General Obligation Bonds, Series 2000:
        1,125     5.650%, 6/15/18 (Pre-refunded to 6/15/09) - FGIC Insured                6/09 at 101.00        AAA       1,324,913
        1,185     5.650%, 6/15/19 (Pre-refunded to 6/15/09) - FGIC Insured                6/09 at 101.00        AAA       1,395,575

                East Rochester Union Free School District, Monroe County, New
                York, General Obligation Bonds, Series 2000:
          265     5.750%, 6/15/17 (Pre-refunded to 6/15/09) - FSA Insured                 6/09 at 101.00        Aaa         313,492
          200     5.750%, 6/15/18 (Pre-refunded to 6/15/09) - FSA Insured                 6/09 at 101.00        Aaa         236,598
          200     5.750%, 6/15/19 (Pre-refunded to 6/15/09) - FSA Insured                 6/09 at 101.00        Aaa         236,598

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,410     5.750%, 6/15/17 (Pre-refunded to 6/15/11) - FGIC Insured                6/11 at 101.00        Aaa       1,678,281
        1,410     5.750%, 6/15/18 (Pre-refunded to 6/15/11) - FGIC Insured                6/11 at 101.00        Aaa       1,678,281

                Lyndonville Central School District, Orleans County, New York,
                General Obligation Bonds, Series 2000:
          330     5.750%, 6/01/18 (Pre-refunded to 6/01/08) - FGIC Insured                6/08 at 101.00        Aaa         386,790
          330     5.750%, 6/01/19 (Pre-refunded to 6/01/08) - FGIC Insured                6/08 at 101.00        Aaa         386,790

        2,210   New York Metropolitan Transportation Authority, Commuter                  7/07 at 102.00        AAA       2,358,070
                  Facilities Revenue Bonds, Series 1997B, 5.000%, 7/01/20 -
                  AMBAC Insured

        8,215   New York Metropolitan Transportation Authority, Commuter                  7/09 at 100.00        AAA       9,491,940
                  Facilities Revenue Bonds, Series 1997C, 5.375%, 7/01/27
                  (Pre-refunded to 7/01/09) - FGIC Insured

                New York Metropolitan Transportation Authority, Dedicated
                Tax Fund Bonds, Series 1998A:
        5,090     5.000%, 4/01/23 (Pre-refunded to 10/01/15) - FGIC Insured              10/15 at 100.00        AAA       5,750,377
        7,600     4.750%, 4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured              10/15 at 100.00        AAA       8,402,712

        1,000   New York Metropolitan Transportation Authority, Dedicated                10/14 at 100.00        AAA       1,132,580
                  Tax Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured

        1,550   New York, New York, General Obligation Bonds, Fiscal Series 1991B,       12/03 at 100.00        AAA       1,565,314
                  7.000%, 6/01/04 - AMBAC Insured

                New York, New York, General Obligation Bonds, Fiscal Series 1990I:
          950     7.250%, 8/15/14 - AMBAC Insured                                         2/04 at 100.00        AAA       1,003,438
        1,270     7.250%, 8/15/17 - AMBAC Insured                                         2/04 at 100.00        AAA       1,341,438

                New York, New York, General Obligation Bonds, Fiscal Series 1991A:
        3,030     7.250%, 3/15/18 - FSA Insured                                           3/04 at 100.00        AAA       3,343,908
        2,250     7.250%, 3/15/19 - FSA Insured                                           3/04 at 100.00        AAA       2,342,093

          340   New York City Municipal Water Finance Authority, Water and                6/10 at 101.00        AAA         411,482
                  Sewer System Revenue Bonds, Fiscal Series 2000B, 6.100%,
                  6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured

        1,055   New York State Dormitory Authority, Judicial Facilities Lease               No Opt. Call        AAA       1,344,893
                  Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%,
                  7/01/16 - MBIA Insured

        5,000   New York State Dormitory Authority, Consolidated Third General            7/09 at 101.00        AAA       5,853,950
                  Resolution Revenue Bonds, City University System, Series 1999-1,
                  5.500%, 7/01/29 (Pre-refunded to 7/01/09) - FSA Insured

                New York State Dormitory Authority, Mental Health Services Facilities
                Improvement Bonds, Series 2001A:
        1,145     5.500%, 8/15/19 (Pre-refunded to 8/15/11) - MBIA Insured                8/11 at 100.00        AAA       1,333,318
        1,210     5.500%, 8/15/20 (Pre-refunded to 8/15/11) - MBIA Insured                8/11 at 100.00        AAA       1,409,009

        4,000   New York State Dormitory Authority, Consolidated Fourth General           7/10 at 100.00        AAA       4,568,440
                  Resolution Revenue Bonds, City University System, Series 2000A,
                  5.125%, 7/01/24 (Pre-refunded to 7/01/10) - FGIC Insured


17

                            Nuveen New York Investment Quality Municipal Fund, Inc. (NQN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 U.S. GUARANTEED (CONTINUED)

$       3,695   New York State Housing Finance Agency, State University                     No Opt. Call        AAA    $  4,066,200
                  Construction Bonds, Series 1986A, 7.900%, 11/01/06

                New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds, Series
                1995A:
           35     6.000%, 2/15/25 (Pre-refunded to 2/15/05) - MBIA Insured                2/05 at 102.00        AAA          38,041
        3,140     6.000%, 2/15/25 (Pre-refunded to 2/15/05) - MBIA Insured                2/05 at 102.00        AAA       3,412,803

           40   New York State Medical Care Facilities Finance Agency, Mental             8/04 at 102.00        AAA          42,610
                  Health Services Facilities Improvement Revenue Bonds,
                  Series 1994E, 6.250%, 8/15/19 (Pre-refunded to 8/15/04) - FGIC Insured

        5,915   New York State Dormitory Authority, Revenue Bonds, State                  5/12 at 101.00        AAA       6,767,766
                  University Educational Facilities, Series 2002A, 5.125%,
                  5/15/20 (Pre-refunded to 5/15/12) - FGIC Insured

        7,900   New York State Urban Development Corporation, Correctional                1/09 at 101.00        AAA       9,350,045
                  Facilities Service Contract Revenue Bonds, Series C, 6.000%,
                  1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured

        1,000   Puerto Rico, Public Improvement General Obligation Bonds,                 7/10 at 100.00        AAA       1,172,920
                  Series 2000, 5.750%, 7/01/26 (Pre-refunded to 7/01/10) -
                  MBIA Insured

          350   Puerto Rico Highway and Transportation Authority, Highway                 7/10 at 101.00        AAA         418,922
                  Revenue Bonds, Series 2000B, 5.875%, 7/01/35 (Pre-refunded to 7/01/10) - MBIA Insured

        1,630   Watertown City School District, Jefferson County, New York,               6/09 at 101.00        AAA       1,928,274
                  General Obligation Bonds, Series 2000, 5.750%, 6/15/19
                  (Pre-refunded to 6/15/09) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 11.5%

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        9,000     5.125%, 12/01/22 - FSA Insured                                          6/08 at 101.00        AAA       9,380,430
        3,000     5.750%, 12/01/24 - FSA Insured                                          6/08 at 101.00        AAA       3,293,670
        3,000     5.250%, 12/01/26 - MBIA Insured                                         6/08 at 101.00        AAA       3,112,350

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        2,500     5.000%, 9/01/27 - FSA Insured                                           9/11 at 100.00        AAA       2,536,625
        2,500     5.250%, 9/01/28 - FSA Insured                                           9/11 at 100.00        AAA       2,583,600

        2,620   Long Island Power Authority, New York, Electric System General            9/13 at 100.00        AAA       2,836,045
                   Revenue Bonds, Series 2003C, 5.000%, 9/01/16 - CIFG Insured

        2,275   New York State Energy Research and Development Authority,                11/03 at 101.50        AAA       2,319,999
                  Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn Union
                  Gas Company Project, Series 1989B, 6.750%, 2/01/24
                  (Alternative Minimum Tax) - MBIA Insured

        2,250   New York State Energy Research and Development Authority, Gas             1/04 at 102.00        AAA       2,296,373
                  Facilities Revenue Bonds, Brooklyn Union Gas Company Project,
                  Series 1989C, 5.600%, 6/01/25 (Alternative Minimum Tax) -
                  MBIA Insured

        1,000   New York State Energy Research and Development Authority,                 7/05 at 102.00        AAA       1,089,490
                  Pollution Control Revenue Bonds, New York State Electric and
                  Gas Corporation Project, Series 1987A, 6.150%, 7/01/26
                  (Alternative Minimum Tax) - MBIA Insured

        2,500   New York State Energy Research and Development Authority,                11/03 at 101.00        AAA       2,570,250
                  Pollution Control Revenue Bonds, Rochester Gas and and Electric
                  Corporation Project, Series 1992B, 6.500%, 5/15/32
                  (Alternative Minimum Tax) - MBIA Insured

        2,000   New York State Energy Research and Development Authority,                 9/08 at 102.00        AAA       2,148,540
                  Pollution Control Revenue Bonds, Rochester Gas and Electric
                  Corporation Project, Series 1998A, 5.950%, 9/01/33 (Alternative
                  Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.7%

        3,655   Buffalo Municipal Water Finance Authority, New York, Water                7/09 at 101.00        AAA       4,149,339
                  System Revenue Bonds, Series 1999, 6.000%, 7/01/29 - FSA Insured

        5,000   New York City Municipal Water Finance Authority, Water and Sewer          6/06 at 101.00        AAA       5,550,200
                  System Revenue Bonds, Fiscal Series 1996B, 5.750%, 6/15/26 -
                  MBIA Insured

        1,000   New York City Municipal Water Finance Authority, Water and                6/07 at 101.00        AAA       1,095,270
                  Sewer System Revenue Bonds, Fiscal Series 1997B, 5.750%,
                  6/15/29 - FSA Insured

18

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       4,750   New York City Municipal Water Finance Authority, Water and                6/09 at 101.00        AAA    $  5,075,470
                  Sewer System Revenue Bonds, Fiscal Series 2000A, 5.500%,
                  6/15/32 - FGIC Insured

        2,000   New York City Municipal Water Finance Authority, Water and Sewer          6/11 at 100.00        AAA       2,065,710
                  System Revenue Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 -
                  FGIC Insured

        1,660   New York City Municipal Water Finance Authority, Water and Sewer          6/10 at 101.00        AAA       1,961,556
                  System Revenue Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 -
                  MBIA Insured

        2,750   Western Nassau County Water Authority, New York, System Revenue           5/06 at 102.00        AAA       2,978,717
                  Bonds, Series 1995, 5.650%, 5/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     402,285   Total Long-Term Investments (cost $398,563,448) - 146.7%                                                436,083,063
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      5,229,357
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.4)%                                                       (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 297,312,420
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
                            Portfolio of
                                    INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.8%

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty-Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$       1,315     5.625%, 8/01/20 - AMBAC Insured                                         8/10 at 102.00        AAA    $  1,470,091
          610     5.750%, 8/01/25 - AMBAC Insured                                         8/10 at 102.00        AAA         671,946

          500   Amherst Industrial Development Agency, New York, Revenue Bonds,           8/10 at 102.00        AAA         558,970
                  UBF Faculty-Student Housing Corporation, University of Buffalo
                  Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 -
                  AMBAC Insured

        1,000   Nassau County Industrial Development Agency, New York, Civic              7/08 at 102.00        AAA       1,023,210
                  Facility Revenue Refunding Bonds, Hofstra University Project,
                  Series 1998, 5.000%, 7/01/23 - MBIA Insured

        1,000   New York City Trust for Cultural Resources, Revenue Bonds,                7/09 at 101.00        AAA       1,101,740
                  American Museum of Natural History, Series 1999A, 5.750%,
                  7/01/29 - AMBAC Insured

        7,250   New York City Industrial Development Agency, New York, Civic              1/09 at 101.00        AAA       7,330,765
                  Facility Revenue Bonds, Horace Mann School Project,
                  Series 1998, 5.000%, 7/01/28 - MBIA Insured

        2,095   New York State Dormitory Authority, Lease Revenue Bonds, State            7/11 at 100.00        AAA       2,338,649
                  University Dormitory Facilities, Series 2001, 5.500%, 7/01/18 -
                  FGIC Insured

        1,870   New York State Dormitory Authority, Insured Revenue Bonds,                1/04 at 100.00        AAA       1,878,882
                  Fordham University, Series 1990, 7.200%, 7/01/15 - AMBAC Insured

        2,000   New York State Dormitory Authority, Insured Revenue Bonds,                7/07 at 102.00        AAA       2,203,440
                  Siena College, Series 1997, 5.750%, 7/01/26 - MBIA Insured

        2,860   New York State Dormitory Authority, Insured Revenue Bonds,                7/08 at 101.00        AAA       2,894,921
                  Fordham University, Series 1998, 5.000%, 7/01/28 - MBIA Insured

        4,500   New York State Dormitory Authority, Insured Revenue Bonds,                7/08 at 101.00        Aaa       4,691,655
                  Ithaca College, Series 1998, 5.000%, 7/01/21 - AMBAC Insured

        1,500   New York State Dormitory Authority, Revenue Bonds, Upstate                7/10 at 101.00        AAA       1,652,085
                  Community Colleges, Series 2000A, 5.750%, 7/01/29 - FSA Insured

                New York State Dormitory Authority, Revenue Bonds, University
                of Rochester, Series 2000A:
        1,990     0.000%, 7/01/17 - MBIA Insured                                          7/10 at 101.00        AAA       1,491,823
        2,235     0.000%, 7/01/18 - MBIA Insured                                          7/10 at 101.00        AAA       1,663,734
        2,495     0.000%, 7/01/19 - MBIA Insured                                          7/10 at 101.00        AAA       1,845,552
        1,870     0.000%, 7/01/21 - MBIA Insured                                          7/10 at 101.00        AAA       1,365,829

          500   New York State Dormitory Authority, Insured Revenue Bonds,                7/10 at 101.00        AAA         564,705
                  Pace University, Series 2000, 6.000%, 7/01/29 - MBIA Insured

                New York State Dormitory Authority, Revenue Bonds, Canisius
                College, Series 2000:
        1,000     5.100%, 7/01/20 - MBIA Insured                                          7/11 at 101.00        AAA       1,057,700
        2,875     5.250%, 7/01/30 - MBIA Insured                                          7/11 at 101.00        AAA       2,986,148

                New York State Dormitory Authority, Insured Revenue Bonds,
                New York University, Series 2001-2:
        1,350     5.500%, 7/01/18 - AMBAC Insured                                         7/11 at 100.00        AAA       1,507,005
          800     5.500%, 7/01/20 - AMBAC Insured                                         7/11 at 100.00        AAA         882,568
          600     5.500%, 7/01/21 - AMBAC Insured                                         7/11 at 100.00        AAA         657,396

        2,500   New York State Dormitory Authority, Revenue Bonds, New York                 No Opt. Call        AAA       2,849,125
                  University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured

        2,125   New York State Dormitory Authority, Insured Revenue Bonds, Yeshiva        7/11 at 100.00        AAA       2,246,741
                  University, Series 2001, 5.000%, 7/01/19 - AMBAC Insured

        1,710   New York State Dormitory Authority, Insured Revenue Bonds,                7/12 at 100.00        AAA       1,821,475
                  Fordham University, Series 2002, 5.000%, 7/01/18 - FGIC Insured


20

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 16.5%

                New York City Health and Hospitals Corporation, New York,
                Health System Revenue Bonds, Series 2003A:
$       2,800     5.250%, 2/15/21 - AMBAC Insured                                         2/13 at 100.00        AAA    $  2,977,744
        2,700     5.250%, 2/15/22 - AMBAC Insured                                         2/13 at 100.00        AAA       2,854,413

                New York State Dormitory Authority, FHA-Insured Mortgage Revenue
                Bonds, St. Vincent's Hospital and Medical Center of New York,
                Series 1991:
        2,700     7.375%, 8/01/11                                                         2/04 at 100.00        AAA       2,713,230
        4,150     7.400%, 8/01/30                                                         2/04 at 100.00        AAA       4,295,665

        5,995   New York State Dormitory Authority, FHA-Insured Mortgage Hospital         8/04 at 105.00        AAA       6,291,333
                  Revenue Bonds, Millard Fillmore Hospitals, Series 1997, 5.375%,
                  2/01/32 - AMBAC Insured

          290   New York State Dormitory Authority, FHA-Insured Mortgage Hospital           No Opt. Call        AAA         294,307
                  Revenue Bonds, MaimonidesMedical Center, Series 1996A, 5.500%,
                  8/01/14 - MBIA Insured

        6,500   New York State Dormitory Authority, FHA-Insured Mortgage Revenue          2/08 at 102.00        AAA       6,833,125
                  Refunding Bonds, United Health Services, Series 1997, 5.375%,
                  8/01/27 - AMBAC Insured

        3,000   New York State Dormitory Authority, FHA-Insured Mortgage Hospital         2/08 at 101.00        AAA       2,934,870
                  Revenue Bonds, New York and Presbyterian Hospital, Series 1998,
                  4.750%, 8/01/27 - AMBAC Insured

                New York State Dormitory Authority, Revenue Bonds, Memorial
                Sloan Kettering Cancer Center, Series 2003-1:
        2,500     5.000%, 7/01/21 - MBIA Insured                                          7/13 at 100.00        AAA       2,598,625
        3,210     5.000%, 7/01/22 - MBIA Insured                                          7/13 at 100.00        AAA       3,318,691

        5,730   New York State Dormitory Authority, FHA-Insured Mortgage Hospital         8/09 at 101.00        AAA       6,135,111
                  Revenue Bonds, Montefiore Medical Center, Series 1999, 5.500%,
                  8/01/38 - AMBAC Insured

        6,430   New York State Dormitory Authority, Revenue Bonds, Catholic               7/09 at 101.00        AAA       6,916,044
                  Health Services of Long Island Obligated Group, St. Francis
                  Hospital, Series 1999A, 5.500%, 7/01/24 - MBIA Insured

       12,020   New York State Dormitory Authority, Revenue Bonds, Winthrop-              7/11 at 101.00        AAA      12,484,693
                  South Nassau University Health System Obligated Group, Winthrop
                  University Hospital Association, Series 2001A, 5.250%, 7/01/26 -
                  AMBAC Insured

        2,025   New York State Dormitory Authority, Winthrop-South Nassau                 7/11 at 101.00        AAA       2,094,458
                  University Health System Obligated Group, South Nassau Communities
                  Hospital Revenue Bonds, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.3%

       14,449   New York City Housing Development Corporation, Pass-Through              10/03 at 105.00        AAA      15,195,354
                  Certificates, Multifamily Housing Limited Obligation Bonds,
                  Series 1991C, 6.500%, 2/20/19 - AMBAC Insured

                New York State Housing Finance Agency, Housing Project Mortgage
                Revenue Refunding Bonds, Series 1996A:
          880     6.100%, 11/01/15 - FSA Insured                                          5/06 at 102.00        AAA         944,390
        3,630     6.125%, 11/01/20 - FSA Insured                                          5/06 at 102.00        AAA       3,898,293

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.7%

        2,325   New York State Mortgage Agency, Mortgage Revenue Bonds, 24-               7/10 at 100.00        AAA       2,496,608
                  Series 2000, 5.875%, 10/01/15 (Alternative Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.2%

        2,000   Babylon Industrial Development Agency, New York, Revenue Bonds,           8/09 at 101.00        AAA       2,247,440
                  WSNCHS East, Inc. Project, Series 2000B, 6.000%, 8/01/24 - MBIA Insured

        6,000   New York State Dormitory Authority, FHA-Insured Mortgage Nursing          8/11 at 101.00        AAA       6,144,420
                  Home Revenue Bonds, Norwegian Christian Home and Health Center,
                  Series 2001, 5.200%, 8/01/36 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.7%

                Erie County, New York, General Obligation Bonds, Series 1999A:
          700     5.500%, 10/01/17 - FGIC Insured                                        10/09 at 101.00        AAA         794,479
          700     5.250%, 10/01/19 - FGIC Insured                                        10/09 at 101.00        AAA         768,418

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,410     5.250%, 3/15/15 - FGIC Insured                                          3/13 at 100.00        Aaa       1,576,493
        1,500     5.250%, 3/15/16 - FGIC Insured                                          3/13 at 100.00        Aaa       1,668,285
        1,510     5.250%, 3/15/17 - FGIC Insured                                          3/13 at 100.00        Aaa       1,668,037
        1,635     5.250%, 3/15/18 - FGIC Insured                                          3/13 at 100.00        Aaa       1,793,922


21

                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (CONTINUED)

$       2,500   Nassau County, New York, General Obligation Serial Improvement            6/09 at 102.00        AAA    $  2,619,500
                  Bonds, Series B, 5.250%, 6/01/23 - AMBAC Insured

           45   New York, New York, General Obligation Bonds, Fiscal 1992                 2/04 at 100.75        AAA          45,525
                  Series C, 6.250%, 8/01/10 - FSA Insured

                New York, New York, General Obligation Bonds, Fiscal Series 1998H:
        4,150     5.125%, 8/01/25 - MBIA Insured                                          8/08 at 101.00        AAA       4,243,334
        6,000     5.375%, 8/01/27 - MBIA Insured                                          8/08 at 101.00        AAA       6,306,180

        5,000   New York, New York, General Obligation Bonds, Fiscal Series 1999I,        4/09 at 101.00        AAA       5,057,800
                  5.000%, 4/15/29 - MBIA Insured

        3,000   New York, New York, General Obligation Bonds, Fiscal 2001                 8/10 at 101.00        AAA       3,216,420
                  Series D, 5.000%, 8/01/16 - FGIC Insured

        3,000   North Hempstead, Nassau County, New York, General Obligation              3/08 at 101.00        Aaa       3,097,530
                  Serial Refunding Bonds, Series 1998B, 4.750%, 3/01/18 - FGIC Insured

                North Hempstead, Nassau County, New York, General Obligation
                Bonds, Series 1999B:
        2,135     5.875%, 7/15/18 - FGIC Insured                                          7/09 at 101.00        Aaa       2,456,189
        2,255     5.875%, 7/15/19 - FGIC Insured                                          7/09 at 101.00        Aaa       2,594,242

                Oneida County, New York, General Obligation Public Improvement
                Bonds, Series 2000:
          100     5.375%, 4/15/18 - MBIA Insured                                          4/09 at 102.00        AAA         111,729
          100     5.375%, 4/15/19 - MBIA Insured                                          4/09 at 102.00        AAA         110,971

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525     5.875%, 6/15/17 - FSA Insured                                           6/10 at 100.00        Aaa         603,005
          525     5.875%, 6/15/18 - FSA Insured                                           6/10 at 100.00        Aaa         603,005
          525     5.875%, 6/15/20 - FSA Insured                                           6/10 at 100.00        Aaa         601,104
          525     5.875%, 6/15/21 - FSA Insured                                           6/10 at 100.00        Aaa         597,198
          525     5.875%, 6/15/22 - FSA Insured                                           6/10 at 100.00        Aaa         592,683
          525     5.875%, 6/15/23 - FSA Insured                                           6/10 at 100.00        Aaa         590,562
          525     5.875%, 6/15/24 - FSA Insured                                           6/10 at 100.00        Aaa         586,635
          525     5.875%, 6/15/26 - FSA Insured                                           6/10 at 100.00        Aaa         584,504
          525     5.875%, 6/15/28 - FSA Insured                                           6/10 at 100.00        Aaa         585,585

                Rensselaer County, New York, General Obligation Serial Bonds,
                Series 1991:
          960    6.700%, 2/15/16 - AMBAC Insured                                            No Opt. Call         AAA       1,220,410
          960    6.700%, 2/15/17 - AMBAC Insured                                            No Opt. Call         AAA       1,227,226
          960    6.700%, 2/15/18 - AMBAC Insured                                            No Opt. Call         AAA       1,231,334
          960    6.700%, 2/15/19 - AMBAC Insured                                            No Opt. Call         AAA       1,234,733
          960    6.700%, 2/15/20 - AMBAC Insured                                            No Opt. Call         AAA       1,234,733
          747    6.700%, 2/15/21 - AMBAC Insured                                            No Opt. Call         AAA         957,841

                The City of Rochester, New York, General Obligation Serial Bonds,
                Series 1999:
          735    5.250%, 10/01/20 - MBIA Insured                                            No Opt. Call         AAA         826,677
          735    5.250%, 10/01/21 - MBIA Insured                                            No Opt. Call         AAA         819,437
          730    5.250%, 10/01/22 - MBIA Insured                                            No Opt. Call         AAA         808,847
          730    5.250%, 10/01/23 - MBIA Insured                                            No Opt. Call         AAA         803,241
          730    5.250%, 10/01/24 - MBIA Insured                                            No Opt. Call         AAA         801,263
          730    5.250%, 10/01/25 - MBIA Insured                                            No Opt. Call         AAA         798,963
          725    5.250%, 10/01/26 - MBIA Insured                                            No Opt. Call         AAA         791,997


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 40.6%

        1,000   Battery Park City Authority, New York, Senior Revenue Refunding          11/03 at 102.00        AAA       1,023,050
                  Bonds, Series 1993A, 5.250%, 11/01/17 - MBIA Insured

                Erie County Industrial Development Authority, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,230     5.750%, 5/01/20 - FSA Insured                                           5/12 at 100.00        AAA       1,377,957
        1,225     5.750%, 5/01/22 - FSA Insured                                           5/12 at 100.00        AAA       1,356,455

        4,600   Metropolitan Transportation Authority, New York, State Service            7/12 at 100.00        AAA       5,135,624
                  Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured


22

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Metropolitan Transportation Authority, New York, State Service
                Contract Refunding Bonds, Series 2002A:
$       2,000     5.750%, 7/01/18 - FSA Insured                                             No Opt. Call        AAA    $  2,371,020
        3,000     5.500%, 1/01/19 - MBIA Insured                                          7/12 at 100.00        AAA       3,325,860
        4,000     5.500%, 1/01/20 - MBIA Insured                                          7/12 at 100.00        AAA       4,400,360
        2,000     5.000%, 7/01/25 - FGIC Insured                                          7/12 at 100.00        AAA       2,038,920
        4,000     5.000%, 7/01/30 - AMBAC Insured                                         7/12 at 100.00        AAA       4,054,920

                Metropolitan Transportation Authority, New York, Dedicated Tax
                Fund Bonds, Series 2002A:
        7,500     5.250%, 11/15/25 - FSA Insured                                         11/12 at 100.00        AAA       7,845,300
        5,000     5.000%, 11/15/32 - FSA Insured                                         11/12 at 100.00        AAA       5,063,700

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,560     4.750%, 11/15/21 - AMBAC Insured                                       11/13 at 100.00        AAA       1,590,716
        1,560     4.750%, 11/15/22 - AMBAC Insured                                       11/13 at 100.00        AAA       1,581,856

        5,875   New York City Metropolitan Transportation Authority, Certificates         1/10 at 101.00        AAA       6,073,046
                  of Participation, Triborough Bridge and Tunnel Authority,
                  Series 1999A, 5.250%, 1/01/29 - AMBAC Insured

        5,225   New York City Metropolitan Transportation Authority, Certificates         1/10 at 101.00        AAA       5,829,376
                  of Participation, Triborough Bridge and Tunnel Authority,
                 Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

           50   New York City Transitional Finance Authority, Future Tax Secured          8/07 at 101.00        AAA          50,542
                  Bonds, Fiscal Series 1998A, 5.000%, 8/15/27 - MBIA Insured

                New York City Transitional Finance Authority, Future Tax
                Secured Bonds, Fiscal Series 2002B:
        2,820     5.250%, 5/01/16 - MBIA Insured                                         11/11 at 101.00        AAA       3,117,905
        1,000     5.250%, 5/01/17 - MBIA Insured                                         11/11 at 101.00        AAA       1,099,040

        5,500   New York City Transitional Finance Authority, Future Tax                  8/12 at 100.00        AAA       5,865,860
                  Secured Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 - AMBAC Insured

        3,500   New York City Transitional Finance Authority, Future Tax Secured          2/13 at 100.00        AAA       3,627,925
                  Bonds, Fiscal Series 2003D Refunding, 5.000%, 2/01/22 - MBIA Insured

        1,995   New York City Transitional Finance Authority, Future Tax Secured          2/13 at 100.00        AAA       2,121,204
                  Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 - MBIA Insured

        5,250   New York State Dormitory Authority, Court Facilities Lease Revenue        5/10 at 101.00        AAA       5,782,823
                  Bonds, City of New York Issue, Series 1999, 5.750%, 5/15/30 -
                  AMBAC Insured

          505   New York State Dormitory Authority, Judicial Facilities Lease            10/03 at 114.14       Baa1         630,543
                  Revenue Bonds, Suffolk County Issue, Series 1991A, 9.500%, 4/15/14

        5,000   New York State Dormitory Authority, Insured Revenue Bonds, Leake          7/04 at 102.00        AAA       5,267,900
                  and Watts Services, Inc., Series 1994, 6.000%, 7/01/23 - MBIA Insured

                New York State Dormitory Authority, Mental Health Services
                Facilities Improvement Revenue Bonds, Series 1996B:
        2,530     5.375%, 2/15/26 - FSA Insured                                           2/06 at 102.00        AAA       2,647,190
        2,660     5.375%, 2/15/26 - MBIA Insured                                          2/06 at 102.00        AAA       2,783,211

        7,145   New York State Dormitory Authority, Special Act School Districts          7/09 at 101.00        AAA       8,181,668
                  Program Insured Revenue Bonds, Series 1999, 5.750%, 7/01/19 -
                  MBIA Insured

        3,000   New York State Dormitory Authority, Mental Health Services                2/07 at 102.00        AAA       3,431,010
                  Facilities Improvement Revenue Bonds, Series 1997A, 5.750%,
                  8/15/22 - MBIA Insured

        2,000   New York State Environmental Facilities Corporation, Special              4/07 at 100.00        AAA       2,038,460
                  Obligation Refunding Revenue Bonds, Riverbank State Park,
                  Series 1996, 5.125%, 4/01/22 - AMBAC Insured

        7,750   New York State Local Government Assistance Corporation, Revenue           4/08 at 101.00        AAA       7,976,068
                  Bonds, Series 1997B, 4.875%, 4/01/20 - MBIA Insured

                New York State Municipal Bond Bank Agency, Special Program
                Revenue Bonds, City of Buffalo, Series 2001A:
          875     5.125%, 5/15/19 - AMBAC Insured                                         5/11 at 100.00        AAA         937,029
          920     5.125%, 5/15/20 - AMBAC Insured                                         5/11 at 100.00        AAA         976,902
          965     5.250%, 5/15/21 - AMBAC Insured                                         5/11 at 100.00        AAA       1,029,375
        1,015     5.250%, 5/15/22 - AMBAC Insured                                         5/11 at 100.00        AAA       1,069,313

        1,500   New York State Dormitory Authority, State Personal Income Tax             3/13 at 100.00        AAA       1,519,710
                  Revenue Bonds, Series 2003A, 5.000%, 3/15/32 - FGIC Insured

23

                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       7,925   New York State Dormitory Authority, School Districts Financing           10/12 at 100.00        AAA    $  8,358,022
                  Program Revenue Bonds, Series 2002D, 5.250%, 10/01/23 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Series 2002B:
        1,835     5.375%, 4/01/17 - AMBAC Insured                                         4/12 at 100.00        AAA       2,031,382
        2,100     5.375%, 4/01/18 - AMBAC Insured                                         4/12 at 100.00        AAA       2,310,357

        3,575   New York State Thruway Authority, Highway and Bridge Trust Fund          10/11 at 100.00        AAA       3,942,546
                  Bonds, Series 2001B, 5.250%, 4/01/16 - MBIA Insured

        5,000   New York State Thruway Authority, Highway and Bridge Trust Fund           4/12 at 100.00        AAA       5,407,400
                  Bonds, Series 2002A, 5.250%, 4/01/19 - FSA Insured

        2,375   New York State Thruway Authority, Highway and Bridge Trust Fund           4/13 at 100.00        AAA       2,527,570
                  Bonds, Series 2003A, Second General, 5.250%, 4/01/22 - MBIA Insured

        4,000   Puerto Rico Highway and Transportation Authority, Highway Revenue           No Opt. Call        AAA       4,663,480
                  Refunding Bonds, Series 2002E, 5.500%, 7/01/18 - FSA Insured

        1,000   Puerto Rico Public Finance Corporation, Commonwealth Appropriation          No Opt. Call        AAA       1,131,450
                  Bonds, Series 2002E, 5.500%, 8/01/27 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation,
                Asset-Backed Bonds, Series 2003-A1:
        8,400     5.250%, 6/01/20 - AMBAC Insured                                         6/13 at 100.00        AAA       8,980,776

        2,500     5.250%, 6/01/22 - AMBAC Insured                                         6/13 at 100.00        AAA       2,636,500

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.1%

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002A:
        6,000     5.500%, 11/15/18 - AMBAC Insured                                       11/12 at 100.00        AAA       6,723,540
        2,000     5.125%, 11/15/22 - FGIC Insured                                        11/12 at 100.00        AAA       2,093,360

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds, Series 2002E:
        1,335     5.500%, 11/15/21 - MBIA Insured                                        11/12 at 100.00        AAA       1,461,651
        4,575     5.000%, 11/15/25 - MBIA Insured                                        11/12 at 100.00        AAA       4,667,141

        2,500   Niagara Frontier Transportation Authority, New York, Revenue Bonds,       4/09 at 101.00        AAA       2,673,100
                  Buffalo Niagara International Airport, Series 1999A, 5.625%,
                  4/01/29 (Alternative Minimum Tax) - MBIA Insured

        7,000   The Port Authority of New York and New Jersey, Consolidated              10/07 at 101.00        AAA       7,499,240
                  Bonds, 120-Series, 5.750%, 10/15/26 (Alternative Minimum Tax) -
                  MBIA Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate Lien
                General Revenue Refunding Bonds, Series 2002E:
        1,570     5.500%, 11/15/20 - MBIA Insured                                           No Opt. Call        AAA       1,812,157
        3,800     5.250%, 11/15/22 - MBIA Insured                                        11/12 at 100.00        AAA       4,036,018

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 22.3%

          325   Brookhaven, New York, General Obligation Bonds, Series 1991B,            10/04 at 100.00        AAA         328,621
                  6.400%, 10/01/11 (Pre-refunded to 10/01/04) - MBIA Insured

                East Rochester Union Free School District, New York, Monroe
                County, General Obligation Bonds, Series, 2000:
          300     5.750%, 6/15/17 (Pre-refunded to 6/15/09) - FSA Insured                 6/09 at 101.00        Aaa         354,897
          350     5.750%, 6/15/18 (Pre-refunded to 6/15/09) - FSA Insured                 6/09 at 101.00        Aaa         414,047
          365     5.750%, 6/15/19 (Pre-refunded to 6/15/09) - FSA Insured                 6/09 at 101.00        Aaa         431,791

                Longwood Central School District, New York, Suffolk County,
                Series 2000:
        1,000     5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured                6/11 at 101.00        Aaa       1,190,270
        1,000     5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured                6/11 at 101.00        Aaa       1,190,270

                Lyndonville Central School District, New York, Orleans County,
                General Obligation Bonds, Series 2000:
          340     5.750%, 6/01/18 (Pre-refunded to 6/01/08) - FGIC Insured                6/08 at 101.00        Aaa         398,511
          340     5.750%, 6/01/19 (Pre-refunded to 6/01/08) - FGIC Insured                6/08 at 101.00        Aaa         398,511

        4,695   Metropolitan Transportation Authority, New York, Commuter                 7/11 at 100.00        AAA       5,394,414
                  Facilities Revenue Bonds, Series 1998A, 5.250%, 7/01/28
                  (Pre-refunded to 7/01/11) - FGIC Insured

        3,000   Metropolitan Transportation Authority, New York, Dedicated Tax           10/10 at 100.00        AAA       3,462,810
                  Fund Bonds, Series 1996A, 5.250%, 4/01/26 (Pre-refunded to
                  10/01/10) - MBIA Insured

24

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (continued)

$      11,000   Metropolitan Transportation Authority, New York, Dedicated Tax           10/15 at 100.00        AAA    $ 12,161,820
                  Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded to
                  10/01/15) - FGIC Insured

                Metropolitan Transportation Authority, New York, Dedicated Tax
                Fund Bonds, Series 1999A:
        4,000     5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured               10/14 at 100.00        AAA       4,530,320
        3,250     5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured               10/14 at 100.00        AAA       3,680,885

                New York, New York, General Obligation Bonds, Fiscal Series 1991A:
        1,500     7.250%, 3/15/18 - FSA Insured                                           3/04 at 100.00        AAA       1,655,400
        3,100     7.250%, 3/15/19 - FSA Insured                                           3/04 at 100.00        AAA       3,226,883

        3,000   New York, New York, General Obligation Bonds, Fiscal                     10/03 at 100.00        AAA       3,003,450
                  Series 1990B, 7.000%, 10/01/19 - FSA Insured

          255   New York City Municipal Water Finance Authority, New York,                6/10 at 101.00        AAA         308,611
                  Water and Sewer System Revenue Bonds, Fiscal Series 2000B,
                  6.100%, 6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured

           10   New York City Transitional Finance Authority, Future Tax Secured          8/07 at 101.00        AAA          11,304
                  Bonds, Fiscal Series 1998A, 5.000%, 8/15/27 (Pre-refunded to
                  8/15/07) - MBIA Insured

                New York State Dormitory Authority, Consolidated Third General
                Resolution Revenue Bonds, City University System, Series 1997-1:
        3,120     5.375%, 7/01/24 (Pre-refunded to 1/01/08) - FGIC Insured                1/08 at 102.00        AAA       3,606,564
        7,000     5.125%, 7/01/27 (Pre-refunded to 1/01/08) - MBIA Insured                1/08 at 102.00        AAA       8,020,670

        5,000   New York State Dormitory Authority, Revenue Bonds, State                  5/06 at 102.00        AAA       5,636,250
                  University Educational Facilities, Series 1996, 5.500%,
                  5/15/26 (Pre-refunded to 5/15/06) - FSA Insured

        3,485   New York State Dormitory Authority, Consolidated Fourth General           7/10 at 100.00        AAA       3,980,253
                  Resolution Revenue Bonds, City University System, Series 2000A,
                  5.125%, 7/01/24 (Pre-refunded to 7/01/10) - FGIC Insured

           20   New York State Medical Care Facilities Finance Agency, Mental             2/05 at 102.00        AAA          21,738
                  Health Services Facilities Improvement Revenue Bonds, Series
                  1995A, 6.000%, 2/15/25 (Pre-refunded to 2/15/05) - MBIA Insured

        5,795   New York State Dormitory Authority, Revenue Bonds, State                  5/12 at 101.00        AAA       6,576,456
                  University Educational Facilities, Series 2002A, 5.000%,
                  5/15/18 (Pre-refunded to 5/15/12) - FGIC Insured

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
        6,000     5.125%, 1/01/23 (Pre-refunded to 1/01/11) - FSA Insured                 1/11 at 100.00        AAA       6,798,060
        5,000     6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured               1/09 at 101.00        AAA       5,917,750
        2,000     5.250%, 1/01/30 (Pre-refunded to 1/01/11) - FSA Insured                 1/11 at 100.00        AAA       2,282,160

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.7%

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        8,300     5.125%, 12/01/22 - FSA Insured                                          6/08 at 101.00        AAA       8,650,841
        7,000     5.250%, 12/01/26 - MBIA Insured                                         6/08 at 101.00        AAA       7,262,150

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
        4,000     0.000%, 6/01/24 - FSA Insured                                             No Opt. Call        AAA       1,451,480
        4,000     0.000%, 6/01/25 - FSA Insured                                             No Opt. Call        AAA       1,367,480
       15,000     0.000%, 6/01/26 - FSA Insured                                             No Opt. Call        AAA       4,837,350
        3,000     0.000%, 6/01/27 - FSA Insured                                             No Opt. Call        AAA         913,980
        4,500     0.000%, 6/01/28 - FSA Insured                                             No Opt. Call        AAA       1,300,095
        3,000     0.000%, 6/01/29 - FSA Insured                                             No Opt. Call        AAA         820,470

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        3,000     5.000%, 9/01/27 - FSA Insured                                           9/11 at 100.00        AAA       3,043,950
        3,125     5.250%, 9/01/28 - FSA Insured                                           9/11 at 100.00        AAA       3,229,500

       10,025   New York State Energy Research and Development Authority,                11/03 at 101.50        AAA      10,223,294
                  Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn Union
                  Gas Company Project, Series 1989B, 6.750%, 2/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        3,000   New York State Energy Research and Development Authority,                 7/05 at 102.00        AAA       3,268,470
                  Pollution Control Revenue Bonds, New York State Electric and
                  Gas Corporation Project, Series 1987A, 6.150%, 7/01/26
                  (Alternative Minimum Tax) - MBIA Insured

        3,000   New York State Energy Research and Development Authority,                10/03 at 100.00        AAA       3,134,700
                  Pollution Control Revenue Refunding Bonds, Niagara Mohawk Power
                  Corporation Project, Series 1991A, 6.625%, 10/01/13 - FGIC Insured



25

                            Nuveen New York Select Quality Municipal Fund, Inc. (NVN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       6,000   New York State Energy Research and Development Authority,                 9/08 at 102.00        AAA    $  6,445,620
                  Pollution Control Revenue Bonds, Rochester Gas and Electric
                  Corporation Project, Series 1998A, 5.950%, 9/01/33
                  (Alternative Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 7.4%

        5,000   New York City Municipal Water Finance Authority, Water and Sewer          6/06 at 101.00        AAA       5,550,200
                  System Revenue Bonds, Fiscal Series 1996B, 5.750%, 6/15/26 -
                  MBIA Insured

        2,225   New York City Municipal Water Finance Authority, Water and Sewer          6/06 at 101.00        AAA       2,328,885
                  System Revenue Bonds, Fiscal Series 1997A, 5.375%, 6/15/26 -
                  FSA Insured

       10,500   New York City Municipal Water Finance Authority, Water and Sewer          6/09 at 101.00        AAA      11,219,460
                  System Revenue Bonds, Fiscal Series 2000A, 5.500%, 6/15/32 -
                  FGIC Insured

        5,000   New York City Municipal Water Finance Authority, Water and Sewer          6/11 at 100.00        AAA       5,164,300
                  System Revenue Bonds, Fiscal Series 2002A, 5.250%, 6/15/33 -
                  FGIC Insured

                New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds, Fiscal Series 2000B:
        1,245     6.100%, 6/15/31 - MBIA Insured                                          6/10 at 101.00        AAA       1,471,167
        1,225     6.000%, 6/15/33 - MBIA Insured                                          6/10 at 101.00        AAA       1,440,196

          350   New York State Environmental Facilities Corporation, State Water          3/04 at 100.00        AAA         351,655
                  Pollution Control Revolving Fund Revenue Bonds, Pooled Loan
                  Issue, Series 1991B, 7.100%, 9/15/11

        2,230   Upper Mohawk Valley Regional Water Finance Authority, New York,             No Opt. Call        Aaa         868,340
                  Water System Revenue Bonds,Series 2000, 0.000%, 4/01/23 -
                  AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     542,231   Total Long-Term Investments (cost $511,827,544) - 145.3%                                                554,158,833
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 5.3%                                                                     20,115,558
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                       (193,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 381,274,391
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN)
                            Portfolio of
                                    INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 24.9%

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty-Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$       1,065     5.625%, 8/01/20 - AMBAC Insured                                         8/10 at 102.00        AAA    $  1,190,606
          610     5.750%, 8/01/25 - AMBAC Insured                                         8/10 at 102.00        AAA         671,946

          500   Amherst Industrial Development Agency, New York, Revenue Bonds,           8/10 at 102.00        AAA         558,970
                  UBF Faculty-Student Housing Corporation, University of Buffalo
                  Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 -
                  AMBAC Insured

        6,350   Nassau County Industrial Development Agency, New York, Civic              7/08 at 102.00        AAA       6,497,384
                  Facility Revenue Refunding Bonds, Hofstra University Project,
                  Series 1998, 5.000%, 7/01/23 - MBIA Insured

        5,000   New York City Trust for Cultural Resources, Revenue Bonds, New            7/06 at 101.00        AAA       5,512,650
                  York Botanical Garden, Series 1996, 5.800%, 7/01/26 - MBIA Insured

        7,250   New York City Trust for Cultural Resources, Revenue Refunding             1/07 at 102.00        AAA       7,987,615
                  Bonds, Museum of Modern Art, Series 1996A, 5.500%, 1/01/21 -
                  AMBAC Insured

       14,500   New York City Trust for Cultural Resources, Revenue Bonds,                4/07 at 101.00        AAA      15,776,435
                  American Museum of Natural History, Series 1997A, 5.650%,
                  4/01/27 - MBIA Insured

        4,775   New York City Industrial Development Agency, New York, Civic              6/07 at 102.00        AAA       4,908,414
                  Facility Revenue Bonds, Trinity Episcopal School Corporation
                  Project, Series 1997, 5.250%, 6/15/27 - MBIA Insured

        1,410   New York State Dormitory Authority, Lease Revenue Bonds, State            7/11 at 100.00        AAA       1,555,526
                  University Dormitory Facilities, Series 2001, 5.500%,
                  7/01/20 - FGIC Insured

        1,000   New York State Dormitory Authority, Insured Revenue Bonds,                7/04 at 102.00        AAA       1,048,530
                  Fordham University, Series 1994, 5.500%, 7/01/23 - FGIC Insured

        1,800   New York State Dormitory Authority, Consolidated Second General             No Opt. Call        AAA       2,138,346
                  Resolution Revenue Bonds, City University System, Series 1993A,
                  5.750%, 7/01/18 - FSA Insured

        6,000   New York State Dormitory Authority, Consolidated Revenue Bonds,             No Opt. Call        AAA       7,058,100
                  City University System, Series 1993A, 5.750%, 7/01/13 - MBIA Insured

        1,970   New York State Dormitory Authority, Revenue Bonds, University             7/04 at 102.00        AAA       2,072,539
                  of Rochester, Strong Memorial Hospital, Series 1994, 5.900%,
                  7/01/17 - MBIA Insured

        8,500   New York State Dormitory Authority, Insured Revenue Bonds,                7/07 at 102.00        AAA       8,752,025
                  Ithaca College, Series 1997, 5.250%, 7/01/26 - AMBAC Insured

        1,150   New York State Dormitory Authority, Insured Revenue Bonds, St.            7/06 at 102.00        AAA       1,272,383
                  John's University, Series 1996, 5.600%, 7/01/16 - MBIA Insured

        4,625   New York State Dormitory Authority, Barnard College, Insured              7/07 at 101.00        AAA       4,757,321
                  Revenue Bonds, Series 1996, 5.250%, 7/01/26 - AMBAC Insured

        2,125   New York State Dormitory Authority, Insured Revenue Bonds,                7/08 at 101.00        AAA       2,150,946
                   Fordham University, Series 1998, 5.000%, 7/01/28 - MBIA Insured

        2,000   New York State Dormitory Authority, Third General Resolution              7/08 at 102.00        AAA       2,025,560
                  Consolidated Revenue Bonds, City University System,
                  Series 1998-1, 5.000%, 7/01/26 - FGIC Insured

        1,735   New York State Dormitory Authority, Fourth General Resolution             7/10 at 100.00        AAA       1,788,750
                  Consolidated Revenue Bonds, City University System, Series 2000A,
                  5.125%, 7/01/23 - FGIC Insured

        1,750   New York State Dormitory Authority, Revenue Bonds, Upstate                7/10 at 101.00        AAA       1,927,433
                  Community Colleges, Series 2000A, 5.750%, 7/01/29 - FSA Insured

                New York State Dormitory Authority, Revenue Bonds, University
                of Rochester, Series 2000A:
        1,990     0.000%, 7/01/17 - MBIA Insured                                          7/10 at 101.00        AAA       1,491,823
        2,230     0.000%, 7/01/18 - MBIA Insured                                          7/10 at 101.00        AAA       1,660,012
        2,495     0.000%, 7/01/19 - MBIA Insured                                          7/10 at 101.00        AAA       1,845,552
        1,870     0.000%, 7/01/21 - MBIA Insured                                          7/10 at 101.00        AAA       1,365,829

27


                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (CONTINUED)

$       4,000   New York State Dormitory Authority, Revenue Bonds, State                    No Opt. Call        AAA    $  4,743,040
                  University Education Facitilities, Series 2000C, 1989 Resolution,
                  5.750%, 5/15/16 - FSA Insured

        1,000   New York State Dormitory Authority, Revenue Bonds, New York                 No Opt. Call        AAA       1,139,650
                  University, Series 2001-1, 5.500%,7/01/40 - AMBAC Insured

        2,750   New York State Dormitory Authority, Insured Revenue Bonds, Yeshiva        7/11 at 100.00        AAA       2,793,065
                  University, Series 2001, 5.000%, 7/01/26 - AMBAC Insured

        1,650   New York State Dormitory Authority, Insured Revenue Bonds, Fordham        7/12 at 100.00        AAA       1,745,123
                  University, Series 2002, 5.000%, 7/01/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 13.2%

                New York City Health and Hospitals Corporation, New York,
                Health System Revenue Bonds, Series 2003A:
        2,800     5.250%, 2/15/21 - AMBAC Insured                                         2/13 at 100.00        AAA       2,977,744
        2,700     5.250%, 2/15/22 - AMBAC Insured                                         2/13 at 100.00        AAA       2,854,413

        3,995   New York State Dormitory Authority, FHA-Insured Mortgage Hospital         8/04 at 105.00        AAA       4,192,473
                  Revenue Bonds, Millard Fillmore Hospitals, Series 1997, 5.375%,
                  2/01/32 - AMBAC Insured

        7,000   New York State Dormitory Authority, FHA-Insured Mortgage Hospital         2/08 at 101.00        AAA       6,848,030
                  Revenue Bonds, New York and Presbyterian Hospital, Series 1998,
                  4.750%, 8/01/27 - AMBAC Insured

                New York State Dormitory Authority, Revenue Bonds, Memorial
                Sloan Kettering Cancer Center, Series 2003-1:
        2,500     5.000%, 7/01/21 - MBIA Insured                                          7/13 at 100.00        AAA       2,598,625
        3,300     5.000%, 7/01/22 - MBIA Insured                                          7/13 at 100.00        AAA       3,411,738

        9,000   New York State Dormitory Authority, Revenue Bonds, Catholic Health        7/09 at 101.00        AAA       9,680,310
                  Services of Long Island Obligated Group, St. Francis Hospital,
                  Series 1999A, 5.500%, 7/01/24 - MBIA Insured

        9,000   New York State Dormitory Authority, Hospital Revenue Bonds,               7/11 at 101.00        AAA       9,308,700
                  Winthrop-South Nassau University Health System Obligated Group,
                  Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

        3,300   New York State Medical Care Facilities Finance Agency, Hospital           2/04 at 102.00        AAA       3,410,814
                  Insured Mortgage Revenue Refunding Bonds, Series 1994A, 5.375%,
                  2/15/25 - MBIA Insured

        3,350   New York State Medical Care Facilities Finance Agency, FHA-Insured        2/05 at 102.00        AAA       3,584,902
                  Mortgage Revenue Bonds, Montefiore Medical Center, Series 1995A,
                  5.750%, 2/15/25 - AMBAC Insured

        1,915   New York State Medical Care Facilities Finance Agency, Health            11/05 at 102.00        AAA       2,134,957
                  Center Projects Revenue Bonds, Secured Mortgage Program,
                  Series 1995A, 6.375%, 11/15/19 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.0%

       12,017   New York City Housing Development Corporation, Multifamily Housing       10/03 at 105.00        AAA      12,637,470
                  Limited Obligation Bonds, Series 1991C, Pass-Through Certificates,
                  6.500%, 2/20/19 - AMBAC Insured

        1,540   New York State Housing Finance Agency, Housing Project Mortgage           5/06 at 102.00        AAA       1,653,821
                  Revenue Refunding Bonds, Series 1996A, 6.125%, 11/01/20 - FSA Insured

          985   New York State Housing Finance Agency, Insured Multifamily Mortgage       8/04 at 102.00        AAA       1,019,416
                  Housing Revenue Bonds, Series 1994B, 6.250%, 8/15/14 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.9%

        1,995   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,         3/04 at 102.00        AAA       2,042,681
                  Series 33, 5.400%, 10/01/17 - AMBAC Insured

        3,940   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,         4/07 at 102.00        AAA       4,149,687
                  Series 63, 6.125%, 4/01/27 (Alternative Minimum Tax) - MBIA Insured

        1,000   New York State Mortgage Agency, Mortgage Revenue Bonds,                   7/10 at 100.00        AAA       1,073,810
                  Twenty-Fourth Series 2000, 5.875%, 10/01/15 (Alternative Minimum
                  Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.7%

        4,450   Syracuse, New York, FHA-Insured Mortgage Revenue Bonds, Castle            8/07 at 102.00        AAA       4,516,706
                  Rest Residential Health Care Facility, Series 1997A, 5.750%,
                  8/01/37 (Optional put 8/01/07)

        2,000   New York State Dormitory Authority, Insured Revenue Bonds,                7/06 at 102.00        AAA       2,139,640
                  United Cerebral Palsy of New York City, Inc., Series 1996,
                  5.500%, 7/01/24 - MBIA Insured


28

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.5%

$       1,000   Erie County, New York, General Obligation Bonds, Series 1995B,            6/05 at 101.50        AAA    $  1,075,490
                  5.625%, 6/15/20 - FGIC Insured

                Erie County, New York, General Obligation Bonds, Series 2003A:
        1,500     5.250%, 3/15/15 - FGIC Insured                                          3/13 at 100.00        Aaa       1,677,120
        1,500     5.250%, 3/15/16 - FGIC Insured                                          3/13 at 100.00        Aaa       1,668,285
        1,600     5.250%, 3/15/17 - FGIC Insured                                          3/13 at 100.00        Aaa       1,767,456
        1,700     5.250%, 3/15/18 - FGIC Insured                                          3/13 at 100.00        Aaa       1,865,240

                Monroe County, New York, General Obligation Public Improvement
                Bonds, Series 2002:
        2,250     5.000%, 3/01/15 - FGIC Insured                                          3/12 at 100.00        AAA       2,443,770
        1,000     5.000%, 3/01/17 - FGIC Insured                                          3/12 at 100.00        AAA       1,070,490

        1,500   Nassau County, New York, General Obligation Serial General                6/09 at 102.00        AAA       1,571,700
                  Improvement Bonds, Series B,5.250%, 6/01/23 - AMBAC Insured

                New York, New York, General Obligation Bonds, Fiscal Series 2001D:
        1,500     5.250%, 8/01/15 - FSA Insured                                           8/10 at 101.00        AAA       1,662,015
        5,360     5.250%, 8/01/15 - MBIA Insured                                          8/10 at 101.00        AAA       5,938,934
        5,000     5.000%, 8/01/16 - FGIC Insured                                          8/10 at 101.00        AAA       5,360,700

        5,000   New York, New York, General Obligation Bonds, Fiscal Series 2002C,        3/12 at 100.00        AAA       5,134,500
                  5.125%, 3/15/25 - FSA Insured

                Peru Central School District, Clinton County, New York, General
                Obligation Refunding Bonds, Series 2002B:
        1,845     4.000%, 6/15/18 - FGIC Insured                                          6/12 at 100.00        AAA       1,803,727
        1,915     4.000%, 6/15/19 - FGIC Insured                                          6/12 at 100.00        AAA       1,848,722

                Putnam Valley Central School District, Putnam and Westchester
                Counties, New York, General Obligation Bonds, Series 1999:
          525     5.875%, 6/15/19 - FSA Insured                                           6/10 at 100.00        Aaa         603,005
          525     5.875%, 6/15/25 - FSA Insured                                           6/10 at 100.00        Aaa         585,291
                  5.875%, 6/15/27 - FSA Insured                                           6/10 at 100.00        Aaa         585,092

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 44.4%

                Erie County Industrial Development Authority, New York, School
                Facility Revenue Bonds, Buffalo City School District, Series 2003:
        1,200     5.750%, 5/01/20 - FSA Insured                                           5/12 at 100.00        AAA       1,344,348
        1,000     5.750%, 5/01/22 - FSA Insured                                           5/12 at 100.00        AAA       1,107,310

        4,600   New York State Metropolitan Transportation Authority, State               7/12 at 100.00        AAA       5,135,624
                  Service Contract Bonds, Series 2002B,5.500%, 7/01/18 - MBIA Insured

                New York State Metropolitan Transportation Authority, State Service
                Contract Refunding Bonds, Series 2002A:
        2,000     5.750%, 7/01/18 - FSA Insured                                             No Opt. Call        AAA       2,371,020
        3,000     5.500%, 1/01/19 - MBIA Insured                                          7/12 at 100.00        AAA       3,325,860
        5,000     5.500%, 1/01/20 - MBIA Insured                                          7/12 at 100.00        AAA       5,500,450
        3,000     5.000%, 7/01/25 - FGIC Insured                                          7/12 at 100.00        AAA       3,058,380
        8,000     5.000%, 7/01/30 - AMBAC Insured                                         7/12 at 100.00        AAA       8,109,840

                New York Metropolitan Transportation Authority, Dedicated Tax
                Fund Bonds, Series 2002A:
        7,500     5.250%, 11/15/25 - FSA Insured                                         11/12 at 100.00        AAA       7,845,300
        5,000     5.000%, 11/15/32 - FSA Insured                                         11/12 at 100.00        AAA       5,063,700

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
        1,555     4.750%, 11/15/21 - AMBAC Insured                                       11/13 at 100.00        AAA       1,585,618
        1,555     4.750%, 11/15/22 - AMBAC Insured                                       11/13 at 100.00        AAA       1,576,786

        5,150   New York City Metropolitan Transportation Authority, Certificates         1/10 at 101.00        AAA       5,745,700
                  of Participation, Triborough Bridge and Tunnel Authority,
                  Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

           75   New York City Transitional Finance Authority, Future Tax Secured          8/07 at 101.00        AAA          75,813
                  Bonds, Fiscal Series 1998A, 5.000%, 8/15/27 - MBIA Insured

                New York City Transitional Finance Authority, Future Tax Secured
                Bonds, Fiscal Series 2002B:
       10,170     5.250%, 5/01/12 - MBIA Insured                                         11/11 at 101.00        AAA      11,513,559
        2,420     5.250%, 5/01/17 - MBIA Insured                                         11/11 at 101.00        AAA       2,659,677
        1,000     5.000%, 5/01/30 - MBIA Insured                                         11/11 at 101.00        AAA       1,011,970

        5,000   New York City Transitional Finance Authority, Future Tax Secured          8/12 at 100.00        AAA       5,332,600
                  Bonds, Fiscal Series 2003C,5.250%, 8/01/21 - AMBAC Insured

29

                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,500   New York City Transitional Finance Authority, Future Tax Secured          2/13 at 100.00        AAA    $  3,627,925
                  Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 - MBIA Insured

        1,995   New York City Transitional Finance Authority, Future Tax Secured          2/13 at 100.00        AAA       2,121,204
                  Bonds, Fiscal Series 2003, 5.250%, 2/01/22 - MBIA Insured

        6,000   New York State Dormitory Authority, Court Facilities Lease                5/10 at 101.00        AAA       6,608,940
                  Revenue Bonds, City of New York Issue, Series 1999, 5.750%,
                  5/15/30 - AMBAC Insured

                New York State Dormitory Authority, Lease Revenue Bonds,
                Madison-Oneida Board of Cooperative Educational Services
                Program, Series 2002:
        1,045     5.250%, 8/15/20 - FSA Insured                                           8/12 at 100.00        AAA       1,120,344
        1,100     5.250%, 8/15/21 - FSA Insured                                           8/12 at 100.00        AAA       1,169,278
        1,135     5.250%, 8/15/22 - FSA Insured                                           8/12 at 100.00        AAA       1,199,638

        5,375   New York State Dormitory Authority, Insured Revenue Bonds,                7/04 at 102.00        AAA       5,662,993
                  Leake and Watts Services, Inc., Series 1994, 6.000%, 7/01/23 -
                  MBIA Insured

        2,200   New York State Dormitory Authority, Mental Health Services                2/06 at 102.00        AAA       2,307,448
                  Facilities Improvement Revenue Bonds, Series 1996B, 5.125%,
                  8/15/21 - MBIA Insured

        3,340   New York State Dormitory Authority, Insured Revenue Bonds,                7/09 at 101.00        AAA       3,761,408
                  853 Schools Program 1999 Issue 1, Harmony Heights School,
                  Series 1999C, 5.500%, 7/01/18 - AMBAC Insured

        3,000   New York State Dormitory Authority, Mental Health Services                2/07 at 102.00        AAA       3,431,010
                  Facilities Improvement Revenue Bonds, Series 1997A, 5.750%,
                  8/15/22 - MBIA Insured

        5,000   New York State Dormitory Authority, Mental Health Services                8/10 at 100.00        AAA       5,143,400
                  Facilities Improvement Revenue Bonds, Series 2000D, 5.250%,
                  8/15/30 - FSA Insured

        3,330   New York State Local Government Assistance Corporation, Revenue           4/04 at 100.00        AAA       3,385,045
                  Bonds, Series 1993D, 5.000%, 4/01/23 - AMBAC Insured

        5,250   New York State Medical Care Facilities Finance Agency, Mental             2/04 at 102.00        AAA       5,424,457
                  Health Services Facilities Improvement Revenue Refunding Bonds,
                  Series 1993F, 5.250%, 2/15/19 - FGIC Insured

        1,500   New York State Dormitory Authority, State Personal Income Tax             3/13 at 100.00        AAA       1,519,710
                  Revenue Bonds, Series 2003A, 5.000%, 3/15/32 - FGIC Insured

        7,900   New York State Dormitory Authority, School Districts Financing           10/12 at 100.00        AAA       8,331,656
                  Program Revenue Bonds, Series 2002D, 5.250%, 10/01/23 - MBIA Insured

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Series 2002B:
        3,125     5.375%, 4/01/17 - AMBAC Insured                                         4/12 at 100.00        AAA       3,459,438
        3,000     5.375%, 4/01/18 - AMBAC Insured                                         4/12 at 100.00        AAA       3,300,510

        4,930   New York State Thruway Authority, Highway and Bridge Trust Fund          10/11 at 100.00        AAA       5,413,239
                  Bonds, Series 2001B, 5.250%, 4/01/17 - MBIA Insured

        6,965   New York State Thruway Authority, Highway and Bridge Trust Fund           4/12 at 100.00        AAA       7,475,674
                  Bonds, Series 2002A, 5.250%, 4/01/20 - FSA Insured

        2,400   New York State Thruway Authority, Highway and Bridge Trust Fund           4/13 at 100.00        AAA       2,554,176
                  Bonds, Series 2003A, Second General, 5.250%, 4/01/22 - MBIA Insured

        3,190   New York State Urban Development Corporation, State Facilities              No Opt. Call        AAA       3,712,937
                 Revenue Refunding Bonds, Series 1995, 5.600%, 4/01/15 - MBIA Insured

                Puerto Rico Highway and Transportation Authority, Highway Revenue
                Refunding Bonds, Series 2002E:
        3,000     5.500%, 7/01/14 - FSA Insured                                             No Opt. Call        AAA       3,517,470
        6,000     5.500%, 7/01/18 - FSA Insured                                             No Opt. Call        AAA       6,995,220

        8,400   New York State Tobacco Settlement Financing Corporation,                  6/13 at 100.00        AAA       8,980,776
                  Asset-Backed Bonds, Series 2003-A1, 5.250%, 6/01/20 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 10.2%

        4,250   Buffalo and Fort Erie Public Bridge Authority, New York,                  1/05 at 101.00        AAA       4,488,893
                  Revenue Bonds, Series 1995, 5.750%, 1/01/25 - MBIA Insured

                New York Metropolitan Transportation Authority, Transportation
                Revenue Refunding Bonds, Series 2002A:
        3,815     5.500%, 11/15/19 - AMBAC Insured                                       11/12 at 100.00        AAA       4,244,073
        4,000     5.125%, 11/15/22 - FGIC Insured                                        11/12 at 100.00        AAA       4,186,720

30

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                New York Metropolitan Transportation Authority, Transportation
                Revenue Refunding Bonds, Series 2002E:
$       2,665     5.500%, 11/15/21 - MBIA Insured                                        11/12 at 100.00        AAA    $  2,917,829
        8,500     5.000%, 11/15/25 - MBIA Insured                                        11/12 at 100.00        AAA       8,671,190

        1,000   Niagara Frontier Transportation Authority, New York, Revenue              4/04 at 102.00        AAA       1,045,540
                  Bonds, Greater Buffalo International Airport, Series 1994A,
                  6.250%, 4/01/24 (Alternative Minimum Tax) - AMBAC Insured

        2,500   Niagara Frontier Transportation Authority, New York, Revenue              4/09 at 101.00        AAA       2,673,100
                  Bonds, Buffalo Niagara International Airport, Series 1999A,
                  5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        5,000   Triborough Bridge and Tunnel Authority, New York, General                 1/12 at 100.00        AAA       5,357,250
                  Purpose Revenue Bonds, Series 2002A, 5.250%, 1/01/20 - FGIC Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Revenue Refunding Bonds, Series 2002E:
        1,570     5.500%, 11/15/20 - MBIA Insured                                           No Opt. Call        AAA       1,812,157
        3,800     5.250%, 11/15/22 - MBIA Insured                                        11/12 at 100.00        AAA       4,036,018

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 21.8%

                East Rochester Union Free School District, Monroe County, New
                York, General Obligation Bonds, Series, 2000:
          300     5.750%, 6/15/17 (Pre-refunded to 6/15/09) - FSA Insured                 6/09 at 101.00        Aaa         354,897
          360     5.750%, 6/15/18 (Pre-refunded to 6/15/09) - FSA Insured                 6/09 at 101.00        Aaa         425,876
          400     5.750%, 6/15/19 (Pre-refunded to 6/15/09) - FSA Insured                 6/09 at 101.00        Aaa         473,196

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
        1,410     5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured                6/11 at 101.00        Aaa       1,678,281
        1,410     5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured                6/11 at 101.00        Aaa       1,678,281

        5,000   New York Metropolitan Transportation Authority, Commuter Facilities       7/09 at 100.00        AAA       5,777,200
                  Revenue Bonds, Series 1997C, 5.375%, 7/01/27 (Pre-refunded to
                  7/01/09) - FGIC Insured

                New York Metropolitan Transportation Authority, Transit
                Facilities Revenue Bonds, Series 1998B:
       10,000     4.875%, 7/01/18 - FGIC Insured                                          7/08 at 101.00        AAA      10,641,500
        4,500     4.750%, 7/01/26 - FGIC Insured                                          7/08 at 101.00        AAA       4,552,515

        3,000   New York Metropolitan Transportation Authority, Dedicated Tax            10/15 at 100.00        AAA       3,316,860
                  Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded to
                  10/01/15) - FGIC Insured

                New York Metropolitan Transportation Authority, Dedicated
                Tax Fund Bonds, Series 1999A:
        4,000     5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured               10/14 at 100.00        AAA       4,530,320
        2,000     5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured               10/14 at 100.00        AAA       2,265,160

        5,000   New York Metropolitan Transportation Authority, Dedicated Tax             4/10 at 100.00        AAA       5,947,800
                  Fund Bonds, Series 2000A, 6.000%, 4/01/30 (Pre-refunded to
                  4/01/10) - FGIC Insured

          170   New York City Municipal Water Finance Authority, Water and Sewer          6/10 at 101.00        AAA         205,741
                   System Revenue Bonds, Fiscal Series 2000B, 6.100%, 6/15/31
                  (Pre-refunded to 6/15/10) - MBIA Insured

           15   New York City Transitional Finance Authority, Future Tax Secured          8/07 at 101.00        AAA          16,956
                  Bonds, Fiscal Series 1998A, 5.000%, 8/15/27 (Pre-refunded to
                  8/15/07) - MBIA Insured

        2,500   New York City Transitional Finance Authority, Future Tax Secured          5/10 at 101.00        AAA       3,002,050
                  Bonds, Fiscal Series 2000B, 6.000%, 11/15/24 (Pre-refunded to
                  5/15/10) - FGIC Insured

        3,200   New York State Dormitory Authority, Judicial Facilities Lease               No Opt. Call        AAA       4,079,296
                  Revenue Bonds, Suffolk County Issue, Series 1986, 7.375%, 7/01/16

        1,700   New York State Dormitory Authority, Consolidated Third General            1/08 at 102.00        AAA       1,947,877
                  Resolution Revenue Bonds, City University System, Series 1997-1,
                  5.125%, 7/01/27 (Pre-refunded to 1/01/08) - MBIA Insured

          265   New York State Dormitory Authority, Consolidated Fourth General           7/10 at 100.00        AAA         302,659
                  Resolution Revenue Bonds, City University System, Series 2000A,
                  5.125%, 7/01/23 (Pre-refunded to 7/01/10) - FGIC Insured

        5,350   New York State Medical Care Facilities Finance Agency, Revenue           11/03 at 100.00        AAA       5,376,001
                  Bonds, Sisters of Charity  Hospital of Buffalo Project,
                  Series 1991A, 6.625%, 11/01/18 (Pre-refunded to 11/01/03) -
                  AMBAC Insured

        8,100   New York State Dormitory Authority, Revenue Bonds, State                  5/12 at 101.00        AAA       9,267,777
                  University Educational Facilities, Series 2002A, 5.125%, 5/15/19
                  (Pre-refunded to 5/15/12) - FGIC Insured

                New York State Urban Development Corporation, Correctional
                Facilities Service Contract Revenue Bonds, Series C:
       10,000     6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured               1/09 at 101.00        AAA      11,835,500
        6,000     5.250%, 1/01/30 (Pre-refunded to 1/01/11) - FSA Insured                 1/11 at 100.00        AAA       6,846,480

31

                            Nuveen New York Quality Income Municipal Fund, Inc. (NUN) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 13.4%

$       1,650   Islip Resource Recovery Agency, New York, Revenue Bonds,                    No Opt. Call        AAA    $  2,056,676
                  Series 1994B, 7.250%, 7/01/11 (Alternative Minimum Tax) -
                  AMBAC Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        7,000     5.125%, 12/01/22 - FSA Insured                                          6/08 at 101.00        AAA       7,295,890
        3,200     5.750%, 12/01/24 - FSA Insured                                          6/08 at 101.00        AAA       3,513,248
        3,000     5.250%, 12/01/26 - MBIA Insured                                         6/08 at 101.00        AAA       3,112,350

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2000A:
        4,000     0.000%, 6/01/24 - FSA Insured                                             No Opt. Call        AAA       1,451,480
        4,000     0.000%, 6/01/25 - FSA Insured                                             No Opt. Call        AAA       1,367,480
        5,000     0.000%, 6/01/26 - FSA Insured                                             No Opt. Call        AAA       1,612,450
        7,000     0.000%, 6/01/27 - FSA Insured                                             No Opt. Call        AAA       2,132,620
       10,500     0.000%, 6/01/28 - FSA Insured                                             No Opt. Call        AAA       3,033,555
        7,000     0.000%, 6/01/29 - FSA Insured                                             No Opt. Call        AAA       1,914,430

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        2,500     5.000%, 9/01/27 - FSA Insured                                           9/11 at 100.00        AAA       2,536,625
        2,500     5.250%, 9/01/28 - FSA Insured                                           9/11 at 100.00        AAA       2,583,600

        5,465   New York State Energy Research and Development Authority,                11/03 at 101.50        AAA       5,690,705
                  Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn Union
                  Gas Company Project, Series 1989A, 6.750%, 2/01/24
                  (Alternative Minimum Tax) - MBIA Insured

        1,250   New York State Energy Research and Development Authority, Gas             1/04 at 102.00        AAA       1,275,763
                  Facilities Revenue Bonds, Brooklyn Union Gas Company Project,
                  Series 1989C, 5.600%, 6/01/25 (Alternative Minimum Tax) -
                  MBIA Insured

       12,000   New York State Energy Research and Development Authority,                11/03 at 101.00        AAA      12,337,200
                  Pollution Control Revenue Bonds, Rochester Gas and and
                  Electric Corporation Project, Series 1992B, 6.500%, 5/15/32
                  (Alternative Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.3%

        3,250   New York City Municipal Water Finance Authority, Water and Sewer          6/09 at 101.00        AAA       3,472,690
                  System Revenue Bonds, Fiscal Series 2000A, 5.500%, 6/15/32 -
                  FGIC Insured

                New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds, Fiscal Series 2002A:
        2,000     5.750%, 6/15/27 - MBIA Insured                                          6/11 at 100.00        AAA       2,203,580
        4,000     5.250%, 6/15/33 - FGIC Insured                                          6/11 at 100.00        AAA       4,131,430

                New York City Municipal Water Finance Authority, Water and Sewer
                System Revenue Bonds, Fiscal Series 2000B:
          830     6.100%, 6/15/31 - MBIA Insured                                          6/10 at 101.00        AAA         980,778
          810     6.000%, 6/15/33 - MBIA Insured                                          6/10 at 101.00        AAA         952,293

        1,000   Western Nassau County Water Authority, New York, System Revenue           5/06 at 102.00        AAA       1,083,170
                  Bonds, Series 1995, 5.650%, 5/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     562,772   Total Long-Term Investments (cost $533,227,280) - 148.3%                                                574,613,504
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                      9,825,836
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.8)%                                                       (197,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 387,439,340
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                            Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
                            Portfolio of
                                    INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 32.6%

                Amherst Industrial Development Agency, New York, Revenue Bonds,
                UBF Faculty-Student Housing Corporation, University of Buffalo
                Project, Series 2000A:
$         250     5.625%, 8/01/20 - AMBAC Insured                                         8/10 at 102.00        AAA    $    279,485
          250     5.750%, 8/01/25 - AMBAC Insured                                         8/10 at 102.00        AAA         275,388

        2,000   Monroe County Industrial Development Agency, New York, Civic              6/05 at 102.00        AAA       2,172,300
                  Facility Revenue Bonds, Nazareth College of Rochester Project,
                  Series 1995, 6.000%, 6/01/20 - MBIA Insured

        5,460   New York City Trust for Cultural Resources, Revenue Bonds, New            7/06 at 101.00        AAA       6,019,814
                  York Botanical Garden, Series 1996, 5.800%, 7/01/26 - MBIA Insured

        1,250   New York City Trust for Cultural Resources, Revenue Refunding             1/07 at 102.00        AAA       1,377,175
                  Bonds, Museum of Modern Art, Series 1996A, 5.500%, 1/01/21 -
                  AMBAC Insured

        4,000   New York City Trust for Cultural Resources, Revenue Bonds,                4/07 at 101.00        AAA       4,450,440
                  American Museum of Natural History, Series 1997A, 5.650%,
                  4/01/22 - MBIA Insured

        1,000   New York City Industrial Development Agency, New York, Civic             11/04 at 102.00        AAA       1,075,660
                  Facility Revenue Bonds, USTA National Tennis Center Incorporated
                  Project, Series 1994, 6.375%, 11/15/14 - FSA Insured

        2,000   New York State Dormitory Authority, Lease Revenue Bonds, State            7/09 at 101.00        AAA       2,133,320
                  University Dormitory Facilities Issue, Series 1999C, 5.500%,
                  7/01/29 - MBIA Insured

        1,000   New York State Dormitory Authority, State University Educational            No Opt. Call        AAA       1,157,160
                  Facilities Revenue Bonds, Series 1993A, 5.500%, 5/15/19 -
                  AMBAC Insured

        2,200   New York State Dormitory Authority, Consolidated Second General             No Opt. Call        AAA       2,613,534
                   Resolution Revenue Bonds,City University System, Series 1993A,
                  5.750%, 7/01/18 - FSA Insured

        3,000   New York State Dormitory Authority, Insured Revenue Bonds, New            7/07 at 102.00        AAA       3,305,160
                  School for Social Research, Series 1997, 5.750%, 7/01/26 -
                  MBIA Insured

        1,500   New York State Dormitory Authority, Insured Revenue Bonds, St.            7/06 at 102.00        AAA       1,659,630
                  John's University, Series 1996, 5.600%, 7/01/16 - MBIA Insured

        2,000   New York State Dormitory Authority, Insured Revenue Bonds, Long           9/06 at 102.00        AAA       2,127,800
                  Island University, Series 1996, 5.500%, 9/01/26 - FSA Insured

        5,000   New York State Dormitory Authority, Insured Revenue Bonds,                7/08 at 101.00        Aaa       5,212,950
                  Ithaca College, Series 1998, 5.000%, 7/01/21 - AMBAC Insured

        1,500   New York State Dormitory Authority, Revenue Bonds, Upstate                7/10 at 101.00        AAA       1,652,085
                  Community Colleges, Series 2000A, 5.750%, 7/01/29 - FSA Insured

        3,215   New York State Dormitory Authority, Revenue Bonds, University             7/10 at 101.00        AAA       2,312,260
                  of Rochester, Series 2000A, 0.000%, 7/01/24 - MBIA Insured

          250   New York State Dormitory Authority, Insured Revenue Bonds, Pace           7/10 at 101.00        AAA         282,353
                  University, Series 2000, 6.000%, 7/01/29 - MBIA Insured

        1,000   New York State Dormitory Authority, Consolidated Fourth General           7/10 at 100.00        AAA       1,036,270
                  Resolution Revenue Bonds, City University System, Series 2000A,
                  5.125%, 7/01/22 - FGIC Insured

                New York State Dormitory Authority, Revenue Bonds, New York
                University, Series 2001-1:
        1,500     5.500%, 7/01/24 - AMBAC Insured                                           No Opt. Call        AAA       1,693,215
          500     5.500%, 7/01/40 - AMBAC Insured                                           No Opt. Call        AAA         569,825

          810   New York State Dormitory Authority, Insured Revenue Bonds, Yeshiva        7/11 at 100.00        AAA         848,572
                  University, Series 2001, 5.000%, 7/01/20 - AMBAC Insured

        1,270   New York State Dormitory Authority, Revenue Bonds, State University       5/12 at 101.00        AAA       1,381,023
                  Educational Facilities, Series 2002A, 5.000%, 5/15/16 - FGIC Insured

33

                            Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.9%

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
$       1,000     5.250%, 2/15/21 - AMBAC Insured                                         2/13 at 100.00        AAA    $  1,063,480
        1,000     5.250%, 2/15/22 - AMBAC Insured                                         2/13 at 100.00        AAA       1,057,190

        3,000   New York State Dormitory Authority, FHA-Insured Mortgage                  8/05 at 102.00        AAA       3,229,830
                  Hospital Revenue Bonds, EllisHospital, Series 1995, 5.600%,
                  8/01/25 - MBIA Insured

        1,500   New York State Dormitory Authority, Revenue Bonds, Vassar                 1/08 at 102.00        AAA       1,596,390
                  Brothers Hospital, Series 1997, 5.250%, 7/01/17 - FSA Insured

        2,910   New York State Dormitory Authority, FHA-Insured Mortgage Hospital         2/08 at 101.00        AAA       2,846,824
                  Revenue Bonds, New York and Presbyterian Hospital, Series 1998,
                  4.750%, 8/01/27 - AMBAC Insured

        2,230   New York State Dormitory Authority, Revenue Bonds, Memorial Sloan         7/13 at 100.00        AAA       2,317,973
                  Kettering Cancer Center, Series 2003-1, 5.000%, 7/01/21 -
                  MBIA Insured

        3,000   New York State Dormitory Authority, Revenue Bonds, Catholic Health        7/09 at 101.00        AAA       3,287,250
                  Services of Long Island  Obligated Group, St. Charles Hospital
                  and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 -
                  MBIA Insured

        3,450   New York State Dormitory Authority, Revenue Bonds, Winthrop-South         7/11 at 101.00        AAA       3,568,335
                  Nassau University Health System Obligated Group, Winthrop
                  University Hospital Association, Series 2001A, 5.250%, 7/01/31 -
                  AMBAC Insured

        4,700   New York State Medical Care Facilities Finance Agency, Hospital           2/04 at 102.00        AAA       4,857,826
                  Insured Mortgage Revenue Refunding Bonds, Series 1994A, 5.375%,
                  2/15/25 - MBIA Insured

        1,400   New York State Dormitory Authority, FHA-Insured Mortgage Hospital         8/12 at 100.00        AAA       1,452,276
                  Revenue Bonds, St. Barnabas Hospital, Series 2002A, 5.125%,
                  2/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.6%

        2,040   New York State Housing Finance Agency, Housing Project Mortgage           5/06 at 102.00        AAA       2,190,776
                  Revenue Bonds, Series 1996A Refunding, 6.125%, 11/01/20 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.9%

        1,200   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds,        10/03 at 102.00        Aa1       1,218,336
                  Series 30-C-1, 5.850%, 10/01/25 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

        1,000   Babylon Industrial Development Agency, New York, Revenue Bonds,           8/09 at 101.00        AAA       1,123,720
                  WSNCHS East, Inc. Project, Series 2000B, 6.000%, 8/01/24 - MBIA Insured

          850   New York State Dormitory Authority, Insured Revenue Bonds,                7/11 at 102.00        AAA         866,040
                  NYSARC, INC., Series 2001A, 5.000%, 7/01/26 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 15.3%

        1,510   Erie County, New York, General Obligation Bonds, Series 1995B,            6/05 at 101.50        AAA       1,623,990
                  5.625%, 6/15/20 - FGIC Insured

                Erie County, New York, General Obligation Bonds, Series 2003A:
          500     5.250%, 3/15/15 - FGIC Insured                                          3/13 at 100.00        Aaa         559,040
          500     5.250%, 3/15/16 - FGIC Insured                                          3/13 at 100.00        Aaa         556,095
          600     5.250%, 3/15/17 - FGIC Insured                                          3/13 at 100.00        Aaa         662,796
          600     5.250%, 3/15/18 - FGIC Insured                                          3/13 at 100.00        Aaa         658,320

          210   Nassau County, New York, General Obligation Serial Bonds, General           No Opt. Call        AAA         242,834
                  Improvement Bonds, Series 1993H, 5.500%, 6/15/16 - MBIA Insured

        1,000   Nassau County, New York, General Obligation Improvement Bonds,            3/10 at 100.00        AAA       1,154,390
                  Series 2000E, 6.000%, 3/01/19 - FSA Insured

        4,000   New York City, New York, General Obligation Bonds, Fiscal                   No Opt. Call        AAA       4,488,640
                  Series 1995E, 8.000%, 8/01/05 - MBIA Insured

        2,000   New York City, New York, General Obligation Bonds, Fiscal                 2/08 at 101.00        AAA       2,198,580
                  Series 1998F, 5.250%, 8/01/16 - FGIC Insured

        2,115   Niagara Falls, Niagara County, New York, General Obligation                 No Opt. Call        AAA       2,740,955
                  Water Treatment Plant Bonds, Series 1994, 8.500%, 11/01/08
                  (Alternative Minimum Tax) - MBIA Insured

34

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Niagara Falls, Niagara County, New York, Public Improvement
                Serial Bonds, Series 1994:
$       1,000     7.500%, 3/01/13 - MBIA Insured                                            No Opt. Call        AAA    $  1,311,710
        2,000     6.900%, 3/01/22 - MBIA Insured                                          3/04 at 102.00        AAA       2,085,520

        1,000   Red Hook Central School District, Dutchess County, New York,              6/12 at 100.00        Aaa       1,076,270
                  General Obligation Refunding Bonds, Series 2002,
                  5.125%, 6/15/18 - FSA Insured

                Suffolk County, New York, Public Improvement Serial Bonds,
                Series 2000A:
          500     6.000%, 5/01/19 - MBIA Insured                                          5/10 at 101.00        AAA         580,925
          500     6.000%, 5/01/20 - MBIA Insured                                          5/10 at 101.00        AAA         578,230

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 34.2%

          750   Erie County Industrial Development Authority, New York, School            5/12 at 100.00        AAA         847,177
                  Facility Revenue Bonds, Buffalo City School District,
                  Series 2003, 5.750%, 5/01/19 - FSA Insured

        1,350   New York Metropolitan Transportation Authority, State Service             7/12 at 100.00        AAA       1,507,194
                  Contract Bonds, Series 2002B, 5.500%, 7/01/18 - MBIA Insured

                New York Metropolitan Transportation Authority, State Service
                Contract Refunding Bonds, Series 2002A:
        1,500     5.750%, 7/01/18 - FSA Insured                                             No Opt. Call        AAA       1,778,265
        1,000     5.500%, 1/01/20 - MBIA Insured                                          7/12 at 100.00        AAA       1,100,090
        2,000     5.000%, 7/01/30 - AMBAC Insured                                         7/12 at 100.00        AAA       2,027,460

                New York Metropolitan Transportation Authority, Dedicated Tax
                Fund Bonds, Series 2002A:
        2,500     5.250%, 11/15/25 - FSA Insured                                         11/12 at 100.00        AAA       2,615,100
        1,300     5.000%, 11/15/32 - FSA Insured                                         11/12 at 100.00        AAA       1,316,562

                Nassau County Interim Finance Authority, New York, Sales Tax
                Secured Revenue Bonds, Series 2003A:
          580     4.750%, 11/15/21 - AMBAC Insured                                       11/13 at 100.00        AAA         591,420
          580     4.750%, 11/15/22 - AMBAC Insured                                       11/13 at 100.00        AAA         588,126

          500   New York City Transit Authority, Metropolitan Transportation              1/10 at 101.00        AAA         557,835
                  Authority, Triborough Bridge and Tunnel Authority, Certificates
                  of Participation, Series 2000A, 5.875%, 1/01/30 - AMBAC Insured

                New York City Transitional Finance Authority, Future Tax Secured
                Bonds, Fiscal 2003 Series C:
        1,000     5.250%, 8/01/20 - AMBAC Insured                                         8/12 at 100.00        AAA       1,075,640
        1,345     5.250%, 8/01/21 - AMBAC Insured                                         8/12 at 100.00        AAA       1,434,469

        1,500   New York City Transitional Finance Authority, Future Tax Secured          2/13 at 100.00        AAA       1,554,825
                  Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 - MBIA Insured

          665   New York City Transitional Finance Authority, Future Tax Secured          2/13 at 100.00        AAA         707,068
                  Bonds, Fiscal Series 2003E, 5.250%, 2/01/22 - MBIA Insured

        1,000   New York State Dormitory Authority, Court Facilities Lease                5/10 at 101.00        AAA       1,101,490
                  Revenue Bonds, City of New York Issue, Series 1999, 5.750%,
                  5/15/30 - AMBAC Insured

        2,000   New York State Dormitory Authority, Mental Health Services                8/10 at 100.00        AAA       2,057,360
                  Facilities Improvement Revenue Bonds, Series 2000D, 5.250%,
                  8/15/30 - FSA Insured

        2,000   New York State Dormitory Authority, State Personal Income Tax             3/13 at 100.00        AAA       2,026,280
                  Revenue Bonds, Series 2003A, 5.000%, 3/15/32 - FGIC Insured

                New York State Dormitory Authority, School Districts Financing
                Program Revenue Bonds, Series 2002D:
        4,300     5.250%, 10/01/23 - MBIA Insured                                        10/12 at 100.00        AAA       4,534,952
          875     5.000%, 10/01/30 - MBIA Insured                                        10/12 at 100.00        AAA         887,346

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Series 2002B:
          545     5.375%, 4/01/17 - AMBAC Insured                                         4/12 at 100.00        AAA         603,326
          600     5.375%, 4/01/18 - AMBAC Insured                                         4/12 at 100.00        AAA         660,102
        1,000     5.000%, 4/01/20 - AMBAC Insured                                         4/12 at 100.00        AAA       1,047,600

                New York State Thruway Authority, Highway and Bridge Trust Fund
                Bonds, Series 2002A:
        1,500     5.250%, 4/01/17 - FSA Insured                                           4/12 at 100.00        AAA       1,643,640
        1,000     5.250%, 4/01/18 - FSA Insured                                           4/12 at 100.00        AAA       1,088,970

        1,250   New York State Thruway Authority, Highway and Bridge Trust Fund           4/13 at 100.00        AAA       1,321,350
                  Bonds, Second General, Series 2003A, 5.250%, 4/01/23 - MBIA Insured

        1,900   New York State Urban Development Corporation, Correctional                  No Opt. Call        AAA       2,146,677
                  Facilities Capital Facilities Revenue Bonds, Series 1994A,
                  5.250%, 1/01/14 - FSA Insured

35

                            Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   New York State Urban Development Corporation, State Personal              3/13 at 100.00        AAA   $   1,097,730
                  Income Tax Revenue Bonds, State Facilities and Equipment,
                  Series 2002C-1, 5.500%, 3/15/21 - FGIC Insured

        1,000   Puerto Rico Highway and Transportation Authority, Highway                   No Opt. Call        AAA       1,165,870
                  Revenue Refunding Bonds, Series 2002E, 5.500%, 7/01/18 - FSA Insured

          810   Puerto Rico Highway and Transportation Authority, Highway                 7/10 at 101.00        AAA         920,330
                  Revenue Bonds, Series 2000B, 5.875%, 7/01/35 - MBIA Insured

        1,500   Suffolk County Judicial Facilities Agency, New York, Service             10/09 at 101.00        AAA       1,624,920
                  Agreement Revenue Bonds, John P. Colahan Court Complex,
                  Series 1999, 5.000%, 4/15/16 - AMBAC Insured

                New York State Tobacco Settlement Financing Corporation,
                Asset-Backed Bonds, Series 2003-A1:
        1,800     5.250%, 6/01/21 - AMBAC Insured                                         6/13 at 100.00        AAA       1,909,872
        2,000     5.250%, 6/01/22 - AMBAC Insured                                         6/13 at 100.00        AAA       2,109,200

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 7.0%

                New York Metropolitan Transportation Authority, Transportation
                Revenue Refunding Bonds, Series 2002A:
          500     5.500%, 11/15/19 - AMBAC Insured                                       11/12 at 100.00        AAA         556,235
        1,750     5.000%, 11/15/25 - FGIC Insured                                        11/12 at 100.00        AAA       1,785,245

        2,000   New York Metropolitan Transportation Authority, Transportation           11/12 at 100.00        AAA       2,040,280
                  Revenue Refunding Bonds, Series 2002E, 5.000%, 11/15/25 -
                  MBIA Insured

          500   Niagara Frontier Transportation Authority, New York, Revenue              4/09 at 101.00        AAA         534,620
                  Bonds, Buffalo Niagara International Airport, Series 1999A,
                  5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

        1,000   Port Authority of New York and New Jersey, Consolidated Bonds,           10/07 at 101.00        AAA       1,071,320
                  One Hundred Twentieth Series, 5.750%, 10/15/26 (Alternative
                  Minimum Tax) - MBIA Insured

                Triborough Bridge and Tunnel Authority, New York, Subordinate
                Lien General Revenue Refunding Bonds, Series 2002E:
          780     5.500%, 11/15/20 - MBIA Insured                                           No Opt. Call        AAA         900,307
        2,300     5.250%, 11/15/22 - MBIA Insured                                        11/12 at 100.00        AAA       2,442,853

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 9.2%

                Longwood Central School District, Suffolk County, New York,
                Series 2000:
          500     5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured               6/11 at 101.00         Aaa         595,135
          500     5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured               6/11 at 101.00         Aaa         595,135

        1,500   New York Metropolitan Transportation Authority, Dedicated Tax            10/15 at 100.00        AAA       1,658,430
                  Fund Bonds, Series 1998A, 4.750%, 4/01/28 (Pre-refunded to
                  10/01/15) - FGIC Insured

          500   New York Metropolitan Transportation Authority, Dedicated Tax            10/14 at 100.00        AAA         566,290
                  Fund Bonds, Series 1999A, 5.000%, 4/01/29 (Pre-refunded to
                  10/01/14) - FSA Insured

        2,000   New York Metropolitan Transportation Authority, Dedicated Tax             4/10 at 100.00        AAA       2,379,120
                  Fund Bonds, Series 2000A, 6.000%, 4/01/30 (Pre-refunded to
                  4/01/10) - FGIC Insured

        1,500   New York City, New York, General Obligation Bonds, Fiscal                 2/04 at 100.00        AAA       1,523,445
                  Series 1990F, 6.000%, 8/01/19 - FGIC Insured

          340   New York City Municipal Water Finance Authority, Water and                6/10 at 101.00        AAA         411,482
                  Sewer System Revenue Bonds, Fiscal Series 2000B, 6.100%,
                  6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured

        1,505   New York State Medical Care Facilities Finance Agency,                    8/05 at 102.00      AA***       1,676,073
                  FHA-Insured Mortgage Project Revenue Bonds, Series 1995F,
                  6.200%, 8/15/15 (Pre-refunded to 8/15/05)

        2,045   New York State Urban Development Corporation, Correctional                1/09 at 101.00        AAA       2,420,360
                  Facilities Service Contract Revenue Bonds, Series C, 6.000%,
                  1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured

          440   Puerto Rico Highway and Transportation Authority, Highway                 7/10 at 101.00        AAA         526,645
                  Revenue Bonds, Series 2000B, 5.875%, 7/01/35 (Pre-refunded to
                  7/01/10) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 17.7%

        1,165   Islip Resource Recovery Agency, New York, Revenue Bonds,                  7/04 at 102.00        AAA       1,228,784
                  Series 1994B, 6.125%, 7/01/13 (Alternative Minimum Tax) -
                  AMBAC Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 1998A:
        7,500     5.125%, 12/01/22 - FSA Insured                                          6/08 at 101.00        AAA       7,817,025
        2,000     5.250%, 12/01/26 - MBIA Insured                                         6/08 at 101.00        AAA       2,074,900

36

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
$         500     5.000%, 9/01/27 - FSA Insured                                           9/11 at 100.00        AAA    $    507,325
          625     5.250%, 9/01/28 - FSA Insured                                           9/11 at 100.00        AAA         645,900

        2,280   New York State Energy Research and Development Authority,                11/03 at 101.50        AAA       2,374,164
                  Adjustable Rate Gas Facilities Revenue Bonds, Brooklyn Union
                  Gas Company Project, Series 1989A, 6.750%, 2/01/24
                  (Alternative Minimum Tax) - MBIA Insured

        2,500   New York State Energy Research and Development Authority,                 7/05 at 102.00        AAA       2,723,725
                  Pollution Control Revenue Bonds, New York State Electric and
                  Gas Corporation Project, Series 1987A, 6.150%, 7/01/26
                  (Alternative Minimum Tax) - MBIA Insured

        6,100   New York State Energy Research and Development Authority,                11/03 at 101.00        AAA       6,271,410
                  Pollution Control Revenue Bonds, Rochester Gas and and Electric
                  Corporation Project, Series 1992B, 6.500%, 5/15/32
                  (Alternative Minimum Tax) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.1%

        1,830   Monroe County Water Authority, New York, Water Revenue Bonds,             8/11 at 101.00        AAA       1,895,953
                  Series 2001, 5.250%, 8/01/36 - MBIA Insured

          500   New York City Municipal Water Finance Authority, Water and                6/06 at 101.00        AAA         555,020
                  Sewer System Revenue Bonds, Fiscal Series 1996B, 5.750%,
                  6/15/26 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority, Water and                6/07 at 101.00        AAA       1,095,270
                  Sewer System Revenue Bonds, Fiscal Series 1997B, 5.750%,
                  6/15/29 - FSA Insured

        1,800   New York City Municipal Water Finance Authority, Water and                6/09 at 101.00        AAA       1,923,336
                  Sewer System Revenue Bonds, Fiscal Series 2000A, 5.500%,
                  6/15/32 - FGIC Insured

        1,170   New York City Municipal Water Finance Authority, Water and                6/10 at 101.00        AAA       1,248,285
                  Sewer System Revenue Bonds, Fiscal Series 2001A, 5.500%,
                  6/15/33 - MBIA Insured

        1,000   New York City Municipal Water Finance Authority, Water and                6/11 at 100.00        AAA       1,032,860
                  Sewer System Revenue Bonds, Fiscal Series 2002A, 5.250%,
                  6/15/33 - FGIC Insured

        1,660   New York City Municipal Water Finance Authority, Water and                6/10 at 101.00        AAA       1,961,556
                  Sewer System Revenue Bonds, Fiscal Series 2000B, 6.100%,
                  6/15/31 - MBIA Insured

        1,000   Suffolk County Water Authority, New York, Water System Revenue              No Opt. Call        AAA       1,121,570
                  Refunding Bonds, Series 1993, 5.100%, 6/01/12 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     183,210   Total Long-Term Investments (cost $182,562,832) - 147.0%                                                196,638,264
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      2,096,329
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.6)%                                                        (65,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 133,734,593
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

               *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                                 See accompanying notes to financial statements.

                            Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
                            Portfolio of
                                    INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.1%

$       1,940   Puerto Rico, The Children's Trust Fund, Tobacco Settlement                5/12 at 100.00        BBB   $   1,722,798
                  Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

        3,390   New York Counties Tobacco Trust II, Tobacco Settlement                    6/11 at 101.00        BBB       2,988,387
                  Pass-Through Bonds, Series 2001, 5.250%, 6/01/25

        1,685   TSASC Inc., New York, Tobacco Asset-Backed Bonds,                         7/12 at 100.00         A2       1,496,786
                  Series 2002-1, 5.500%, 7/15/24

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 14.5%

        1,000   Monroe County Industrial Development Agency, New York,                   10/11 at 101.00        Aaa       1,013,390
                  Civic Facility Revenue Bonds, Nazareth College of Rochester
                  Project, Series 2001, 5.000%, 10/01/31 - MBIA Insured

        5,000   New York City Trust for Cultural Resources, New York, Revenue             7/12 at 100.00        AAA       5,130,850
                  Bonds, Museum of Modern Art, Series 2001D, 5.125%, 7/01/31 -
                  AMBAC Insured

        4,000   New York State Dormitory Authority, Insured Revenue Bonds,                  No Opt. Call        AAA       4,283,520
                  Mount Sinai School of Medicine, Series 1994A, 5.150%,
                  7/01/24 - MBIA Insured

                New York State Dormitory Authority, Revenue Bonds, New York
                University, Series 1998A:
        3,250     6.000%, 7/01/18 - MBIA Insured                                            No Opt. Call        AAA       3,946,443
        3,000     5.750%, 7/01/27 - MBIA Insured                                            No Opt. Call        AAA       3,487,950

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.9%

                New York City Health and Hospitals Corporation, New York, Health
                System Revenue Bonds, Series 2003A:
        1,500     5.250%, 2/15/21 - AMBAC Insured                                         2/13 at 100.00        AAA       1,595,220
        1,000     5.250%, 2/15/22 - AMBAC Insured                                         2/13 at 100.00        AAA       1,057,190

        2,000   New York State Dormitory Authority, FHA-Insured Mortgage                  2/08 at 101.00        AAA       1,956,580
                  Hospital Revenue Bonds, New York and Presbyterian Hospital,
                  Series 1998, 4.750%, 8/01/27 - AMBAC Insured

        1,725   New York State Dormitory Authority, Revenue Bonds, Memorial               7/13 at 100.00        AAA       1,793,051
                  Sloan Kettering Cancer Center Series 2003-1, 5.000%, 7/01/21 -
                  MBIA Insured

          600   New York State Dormitory Authority, Revenue Bonds, South Nassau           7/13 at 100.00       Baa1         618,906
                  Communities Hospital, Series 2003B, 5.500%, 7/01/23

        9,800   New York State Dormitory Authority, FHA-Insured Mortgage                  8/09 at 101.00        AAA      10,643,682
                  Revenue Bonds, New York Hospital Medical Center of Queens,
                  Series 1999, 5.600%, 2/15/39 - AMBAC Insured

        2,000   New York State Dormitory Authority, Revenue Bonds, Catholic               7/09 at 101.00        AAA       2,191,500
                  Health Services of Long Island Obligated Group, St. Francis
                  Hospital, Series 1999A, 5.500%, 7/01/22 - MBIA Insured

        2,500   New York State Dormitory Authority, Secured Hospital Revenue              2/08 at 101.50        AAA       2,736,450
                  Bonds, Bronx Lebanon Hospital, Series 1998E, 5.200%, 2/15/15 -
                  MBIA Insured

                New York State Dormitory Authority, FHA-Insured Mortgage Hospital
                Revenue Bonds, St. Barnabas Hospital, Series 2002A:
        1,400     5.125%, 2/01/22 - AMBAC Insured                                         8/12 at 100.00        AAA       1,452,276
        1,000     5.000%, 2/01/31 - AMBAC Insured                                         8/12 at 100.00        AAA       1,011,690

                Suffolk County Industrial Development Agency, New York, Civic
                Facility Revenue Bonds, Huntington Hospital Project, Series
                2002C:
          725     6.000%, 11/01/22                                                       11/12 at 100.00       Baa1         768,964
        1,045     5.875%, 11/01/32                                                       11/12 at 100.00       Baa1       1,077,573

38

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 6.4%

                New York City Housing Development Corporation, Multifamily
                Housing Revenue Bonds, Series 2002A:
$       2,725     5.375%, 11/01/23 (Alternative Minimum Tax)                              5/12 at 100.00         AA    $  2,826,316
        1,375     5.500%, 11/01/34 (Alternative Minimum Tax)                              5/12 at 100.00         AA       1,421,489

                New York State Dormitory Authority, GNMA Collateralized Revenue
                Bonds, Willow Towers, Inc. Project, Series 2002:
        1,000     5.250%, 2/01/22                                                         8/12 at 101.00        AAA       1,051,520
        2,500     5.400%, 2/01/34                                                         8/12 at 101.00        AAA       2,604,800

------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.9%

        1,000   New York State Mortgage Agency, Mortgage Revenue Bonds,                   7/10 at 100.00        AAA       1,073,810
                  24-Series 2000, 5.875%, 10/01/15 (Alternative Minimum Tax) -
                  MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 14.1%

                Buffalo, New York, General Obligation Bonds, Series 2002B:
        1,490     5.375%, 11/15/18 - MBIA Insured                                        11/12 at 100.00        AAA       1,648,268
        2,375     5.375%, 11/15/20 - MBIA Insured                                        11/12 at 100.00        AAA       2,587,420

                Canandaigua City School District, Ontario County, New York,
                General Obligation Refunding Bonds, Series 2002A:
        1,240     5.375%, 4/01/17 - FSA Insured                                           4/12 at 101.00        Aaa       1,381,645
        1,355     4.000%, 4/01/19 - FSA Insured                                           4/12 at 101.00        Aaa       1,308,605

                Clarence Central School District, Erie County, New York, General
                Obligation Refunding Bonds, Series 2002:
        1,235     4.000%, 5/15/18 - FSA Insured                                           5/12 at 100.00        Aaa       1,207,509
        1,285     4.000%, 5/15/19 - FSA Insured                                           5/12 at 100.00        Aaa       1,240,706
        1,335     4.000%, 5/15/20 - FSA Insured                                           5/12 at 100.00        Aaa       1,270,172

        3,000   New York, New York, General Obligation Bonds, Fiscal Series 2001H,        3/11 at 101.00        AAA       3,293,580
                  5.250%, 3/15/16 - FGIC Insured

        3,250   New York, New York, General Obligation Bonds, Fiscal Series 2002C,        3/12 at 100.00        AAA       3,337,425
                  5.125%, 3/15/25 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 39.7%

        4,000   Metropolitan Transportation Authority, New York, State Service            7/12 at 100.00        AAA       4,077,840
                  Contract Refunding Bonds, Series 2002A, 5.000%, 7/01/25 -
                  FGIC Insured

        2,290   Metropolitan Transportation Authority, New York, Dedicated Tax           11/12 at 100.00        AAA       2,395,432
                  Fund Bonds, Series 2002A, 5.250%, 11/15/25 - FSA Insured

        1,000   Nassau County Interim Finance Authority, New York, Sales Tax             11/10 at 100.00        AAA       1,114,220
                  Secured Revenue Bonds, Series 2000A, 5.375%, 11/15/17 -
                  MBIA Insured

        4,245   New York City Metropolitan Transit Authority, Certificates of             1/10 at 101.00        AAA       4,388,099
                  Participation, Triborough Bridge and Tunnel Authority,
                  Series 1999A, 5.250%, 1/01/29 - AMBAC Insured

        5,000   New York City Transitional Finance Authority, Future Tax                 11/11 at 101.00        AAA       5,528,200
                  Secured Bonds, Fiscal Series 2002B, 5.250%, 5/01/16 - MBIA Insured

        1,000   New York City Transitional Finance Authority, Future Tax Secured          8/12 at 100.00        AAA       1,066,520
                  Bonds, Fiscal Series 2003C, 5.250%, 8/01/21 - AMBAC Insured

        3,000   New York State Dormitory Authority, Mental Health Services                8/09 at 101.00        AAA       3,098,430
                  Facilities Improvement Revenue Bonds, Series 1999D,
                  5.250%, 2/15/29 - FSA Insured

        1,000   New York State Local Government Assistance Corporation,                  10/08 at 101.00        AAA       1,087,410
                  Revenue Bonds, Series 1998A, 5.000%, 4/01/15

        3,000   New York State Dormitory Authority, School Districts Financing           10/12 at 100.00        AAA       3,163,920
                  Program Revenue Bonds, Series 2002D, 5.250%, 10/01/23 - MBIA Insured

        5,000   New York State Thruway Authority, Highway and Bridge Trust Fund           4/12 at 100.00        AAA       5,169,650
                  Bonds, Series 2002A, 5.000%, 4/01/22 - FSA Insured

        1,000   New York State Thruway Authority, Highway and Bridge Trust Fund           4/13 at 100.00        AAA       1,057,080
                  Bonds, Series 2003A, Second General, 5.250%, 4/01/23 - MBIA Insured

        8,600   New York State Urban Development Corporation, State Facilities              No Opt. Call        AAA      10,040,328
                  Revenue Refunding Bonds,Series 1995, 5.700%, 4/01/20 - FSA Insured

39

                            Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,000   New York State Urban Development Corporation, State Personal              3/12 at 100.00         AA    $  3,059,760
                  Income Tax Revenue Bonds, State Facilities and Equipment,
                  Series 2002A, 5.125%, 3/15/27

        1,000   New York State Urban Development Corporation, State Personal              3/13 at 100.00        AAA       1,106,760
                  Income Tax Revenue Bonds, State Facilities and Equipment,
                  Series 2002C-1, 5.500%, 3/15/20 - FGIC Insured

                New York State Tobacco Settlement Financing Corporation,
                Asset-Backed Bonds, Series 2003-A1:
        1,400     5.250%, 6/01/20 - AMBAC Insured                                         6/13 at 100.00        AAA       1,496,796
        1,000     5.250%, 6/01/22 - AMBAC Insured                                         6/13 at 100.00        AAA       1,054,600

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 10.9%

                Metropolitan Transportation Authority, New York, Transportation
                Revenue Refunding Bonds,  Series 2002A :
        2,000     5.125%, 11/15/22 - FGIC Insured                                        11/12 at 100.00        AAA       2,093,360
        4,000     5.000%, 11/15/25 - FGIC Insured                                        11/12 at 100.00        AAA       4,080,560

        4,000   Port Authority of New York and New Jersey, Consolidated Bonds,            8/08 at 101.00        AAA       4,277,800
                  124-Series, 5.000%, 8/01/11 (Alternative Minimum Tax) - FGIC Insured

        2,000   Triborough Bridge and Tunnel Authority, New York, General                 1/12 at 100.00        AAA       2,023,440
                  Purpose Revenue Bonds, Series 2001A, 5.000%, 1/01/32 - MBIA Insured

          780   Triborough Bridge and Tunnel Authority, New York, Subordinate               No Opt. Call        AAA         900,307
                  Lien General Revenue Refunding Bonds, Series 2002E, 5.500%,
                  11/15/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 9.4%

        2,000   New York State Dormitory Authority, Consolidated Third General            1/08 at 102.00        AAA       2,291,620
                  Resolution Revenue Bonds, City University System, Series 1997-1,
                  5.125%, 7/01/27 (Pre-refunded to 1/01/08) - MBIA Insured

          815   New York State Housing Finance Agency, State University                     No Opt. Call        AAA       1,045,107
                  Construction Bonds, Series 1986A, 8.000%, 5/01/11

        4,750   New York State Dormitory Authority, Revenue Bonds, State                  5/12 at 101.00        AAA       5,390,538
                  University Educational Facilities, Series 2002A, 5.000%,
                  5/15/27 (Pre-refunded to 5/15/12) - FGIC Insured

        2,575   Puerto Rico Infrastructure Financing Authority, Special                  10/10 at 101.00        AAA       2,789,807
                  Obligation Bonds, Series 2000A, 5.500%, 10/01/40

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.6%

        1,000   Long Island Power Authority, New York, Electric System General            6/08 at 101.00        AAA       1,042,270
                  Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

                Long Island Power Authority, New York, Electric System General
                Revenue Bonds, Series 2001A:
        5,000     5.000%, 9/01/27 - FSA Insured                                           9/11 at 100.00        AAA       5,073,250
        2,715     5.250%, 9/01/28 - FSA Insured                                           9/11 at 100.00        AAA       2,805,790

        5,000   New York State Energy Research and Development Authority,                11/08 at 102.00        AAA       5,119,850
                  Pollution Control Revenue Refunding Bonds, Niagara Mohawk Power
                  Corporation Project, Series 1998A, 5.150%, 11/01/25 - AMBAC Insured

        5,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,                7/10 at 101.00        AAA       5,227,800
                  Series 2000HH, 5.250%, 7/01/29 - FSA Insured

        1,090   Westchester County, New York, Industrial Development Agency               7/07 at 101.00        BBB       1,144,489
                  Resource Recovery Revenue Bonds, Westchester RESCO Company
                  Project, Series 1996, 5.500%, 7/01/09 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 8.3%

        2,665   Albany Municipal Water Finance Authority, New York, Second                6/08 at 100.00        AAA       2,804,886
                  Resolution Revenue Bonds, Series 2003A, 5.250%, 12/01/18 -
                  AMBAC Insured

        2,170   New York City Municipal Water Finance Authority, Water and                6/10 at 101.00         AA       2,315,191
                  Sewer System Revenue Bonds, Fiscal Series 2001A, 5.500%, 6/15/33

40

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       4,000   New York City Municipal Water Finance Authority, Water and Sewer          6/11 at 100.00        AAA   $   4,049,480
                  System Revenue Bonds, Fiscal Series 2002F, 5.000%, 6/15/29 -
                  MBIA Insured

        1,000   Niagara Falls Public Water Authority, New York, Water and Sewer           7/06 at 100.00        AAA       1,067,200
                  Revenue Bonds, Series 2003A, 5.500%, 7/15/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     171,820   Total Long-Term Investments (cost $173,037,026) - 147.8%                                                181,674,261
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.8%                                                                      2,227,126
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.6)%                                                        (61,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 122,901,387
                ====================================================================================================================


                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                            Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)
                            Portfolio of
                                    INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.3%

$       1,940   Puerto Rico, The Children's Trust Fund, Tobacco Settlement                5/12 at 100.00        BBB   $   1,722,798
                  Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          450   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,               7/09 at 101.00         A3         435,924
                  Series 1999-1, 6.250%, 7/15/34

------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 20.4%

        1,000   New York City Trust for Cultural Resources, Revenue Refunding             1/07 at 102.00        AAA       1,101,740
                  Bonds, Museum of Modern Art, Series 1996A, 5.500%, 1/01/21 -
                  AMBAC Insured

        1,385   New York State Dormitory Authority, Lease Revenue Bonds, State            7/09 at 101.00        AAA       1,411,509
                  University Dormitory Facilities Issue, Series 1999B, 5.125%,
                  7/01/28 - MBIA Insured

        2,000   New York State Dormitory Authority, Mount Sinai School of                   No Opt. Call        AAA       2,141,760
                  Medicine, Insured Revenue Bonds, Series 1994A, 5.150%,
                  7/01/24 - MBIA Insured

        2,000   New York State Dormitory Authority, Insured Revenue Bonds,                9/12 at 100.00         AA       2,013,520
                  Long Island University, Series 2003A, 5.000%, 9/01/32 - RAAI Insured

        1,000   New York State Dormitory Authority, Revenue Bonds, Mount St.              7/13 at 100.00         AA       1,003,370
                  Mary College, Series 2003, 5.000%, 7/01/32 - RAAI Insured

        2,500   New York State Dormitory Authority, Revenue Bonds, Rochester              7/12 at 100.00        Aaa       2,650,025
                  Institute of Technology, Series 2002A, 5.250%, 7/01/22 -
                  AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.1%

        2,640   New York City Health and Hospitals Corporation, New York,                 2/13 at 100.00        AAA       2,807,587
                  Health System Revenue Bonds, Series 2003A, 5.250%, 2/15/21 -
                  AMBAC Insured

          750   New York State Dormitory Authority, Revenue Bonds, South Nassau           7/13 at 100.00       Baa1         773,633
                  Communities Hospital, Series 2003B, 5.500%, 7/01/23

          500   New York State Dormitory Authority, Revenue Bonds, North Shore            5/13 at 100.00         A3         508,405
                  Long Island Jewish Group, Series 2003, 5.375%, 5/01/23

        2,000   New York State Dormitory Authority, FHA-Insured Mortgage                  2/13 at 100.00        AAA       2,024,420
                  Hospital Revenue Bonds, Lutheran Medical Center, Series 2003,
                  5.000%, 8/01/31 - MBIA Insured

        3,000   New York State Dormitory Authority, FHA-Insured Mortgage                  8/12 at 100.00        AAA       3,035,070
                  Hospital Revenue Bonds, St. Barnabas Hospital, Series 2002A,
                  5.000%, 2/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.4%

        1,185   New York State Dormitory Authority, FHA-Insured Mortgage                  2/13 at 102.00        AAA       1,200,630
                  Nursing Home Revenue Bonds, Shorefront Jewish Geriatric
                  Center Inc., Series 2002, 5.200%, 2/01/32

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 4.8%

        2,400   New York, New York, General Obligation Bonds, Fiscal                      8/08 at 101.00        AAA       2,453,976
                  Series 1998H, 5.125%, 8/01/25 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 64.4%

                New York Metropolitan Transportation Authority, State Service
                Contract Refunding Bonds, Series 2002A:
        1,000     5.000%, 7/01/25 - FGIC Insured                                          7/12 at 100.00        AAA       1,019,460
        2,000     5.000%, 7/01/30 - AMBAC Insured                                         7/12 at 100.00        AAA       2,027,460

        3,000   New York Metropolitan Transportation Authority, Dedicated Tax            11/12 at 100.00        AAA       3,038,220
                  Fund Bonds, Series 2002A, 5.000%, 11/15/32 - FSA Insured

          560   Monroe Newpower Corporation, New York, Power Facilities                   1/13 at 102.00       BBB+         568,165
                  Revenue Bonds, Series 2003, 5.500%, 1/01/34

        3,000   New York City Transitional Finance Authority, Future Tax                  8/12 at 100.00        AAA       3,275,490
                  Secured Bonds, Fiscal Series 2003, 5.250%, 8/01/18 - AMBAC Insured

42

   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,000   New York City Transitional Finance Authority, Future Tax Secured          2/13 at 100.00        AAA   $   2,073,100
                  Refunding Bonds, Fiscal Series 2003D, 5.000%, 2/01/22 - MBIA Insured

        2,000   New York State Dormitory Authority, Mental Health Services                8/09 at 101.00        AAA       2,065,620
                  Facilities Improvement Revenue  Bonds, Series 1999D, 5.250%,
                  2/15/29 - FSA Insured

        1,290   New York State Environmental Facilities Corporation, State                1/13 at 100.00        AAA       1,328,932
                  Personal Income Tax Revenue Bonds, Series 2002A, 5.000%,
                  1/01/23 - FGIC Insured

        3,000   New York State Dormitory Authority, State Personal Income Tax             3/13 at 100.00        AAA       3,039,420
                  Revenue Bonds, Series 2003A, 5.000%, 3/15/32 - FGIC Insured

        3,000   New York State Dormitory Authority, School Districts Financing           10/12 at 100.00        AAA       3,163,920
                  Program Revenue Bonds, Series 2002D, 5.250%, 10/01/23 - MBIA Insured

        3,500   New York State Thruway Authority, Highway and Bridge Trust                4/12 at 100.00        AAA       3,666,600
                  Fund Bonds, Series 2002B, 5.000%, 4/01/20 - AMBAC Insured

                New York State Urban Development Corporation, State Personal
                Income Tax Revenue Bonds, State Facilities and Equipment, Series
                2002C-1:
        1,000     5.500%, 3/15/20 - FGIC Insured                                          3/13 at 100.00        AAA       1,106,760
        1,000     5.000%, 3/15/33                                                         3/13 at 100.00         AA       1,009,360

        2,000   New York State Urban Development Corporation, Correctional and              No Opt. Call        AA-       2,249,380
                  Youth Facilities Service ContractRevenue Bonds, Series 2002A,
                  5.500%, 1/01/17 (Mandatory put 1/01/11)

        2,095   Puerto Rico Public Finance Corporation, Commonwealth Appropriation          No Opt. Call        AAA       2,274,290
                  Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured

          700   New York State Tobacco Settlement Financing Corporation,                  6/13 at 100.00        AAA         748,398
                  Asset-Backed Bonds, Series 2003-A1, 5.250%, 6/01/20 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 17.3%

        1,000   New York Metropolitan Transportation Authority, Transportation           11/12 at 100.00        AAA       1,020,140
                  Revenue Refunding Bonds, Series 2002A, 5.000%, 11/15/25 -
                  FGIC Insured

        1,500   New York Metropolitan Transportation Authority, Transportation           11/12 at 100.00        AAA       1,520,220
                  Revenue Refunding Bonds, Series 2002F, 5.000%, 11/15/31 -
                  MBIA Insured

        3,030   Port Authority of New York and New Jersey, Consolidated Bonds,           11/12 at 101.00        AAA       3,179,440
                  One Hundred Twenty-Eighth Series, 5.000%, 11/01/22 -
                  FSA Insured

        1,975   Triborough Bridge and Tunnel Authority, New York, General                 1/12 at 100.00        AAA       2,017,482
                  Purpose Revenue Bonds, Series 2002A, 5.125%, 1/01/31 -
                  MBIA Insured

        1,000   Triborough Bridge and Tunnel Authority, New York, Subordinate            11/13 at 100.00        AAA       1,013,830
                  Lien General Revenue Bonds, Series 2003, 5.000%, 11/15/32 -
                  FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.5%

        4,000   Long Island Power Authority, New York, Electric System General            6/08 at 101.00        AAA       4,169,080
                  Revenue Bonds, Series 1998A, 5.125%, 12/01/22 - FSA Insured

        2,000   New York State Power Authority, General Revenue Bonds,                   11/12 at 100.00        Aa2       2,100,800
                  Series 2002A, 5.000%, 11/15/20

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,                7/10 at 101.00        AAA       2,091,120
                  Series 2000HH, 5.250%, 7/01/29 - FSA Insured

43

                            Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK) (continued)
                                    Portfolio of INVESTMENTS September 30, 2003
   PRINCIPAL                                                                               OPTIONAL CALL                     MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                               PROVISIONS*  RATINGS**           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 3.8%

$       1,000   New York City Municipal Water Finance Authority, Water and                6/11 at 100.00        AAA    $  1,012,370
                  Sewer System Revenue Bonds, Fiscal Series 2002F, 5.000%,
                  6/15/29 - MBIA Insured

          870   Niagara Falls Public Water Authority, New York, Water and Sewer           7/06 at 100.00        AAA         928,463
                  Revenue Bonds, Series 2003A, 5.500%, 7/15/24 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$      74,270   Total Long-Term Investments (cost $75,697,844) - 152.0%                                                  76,991,887
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                        653,118
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.3)%                                                        (27,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  50,645,005
                ====================================================================================================================


                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               **   Ratings (not covered by the report of independent auditors):
                    Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.


Statement of
        ASSETS AND LIABILITIES September 30, 2003



                                                                                         NEW YORK          NEW YORK         NEW YORK
                                                                               INVESTMENT QUALITY    SELECT QUALITY   QUALITY INCOME
                                                                                            (NQN)             (NVN)            (NUN)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $398,563,448, $511,827,544
   and $533,227,280, respectively)                                                   $436,083,063      $554,158,833     $574,613,504
Cash                                                                                           --                --        1,013,775
Receivables:
   Interest                                                                             6,116,659         7,548,843        8,176,589
   Investments sold                                                                            --        13,164,688        1,022,500
Other assets                                                                               28,824            45,755           50,604
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    442,228,546       574,918,119      584,876,972
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                            548,026           169,902               --
Accrued expenses:
   Management fees                                                                        227,063           293,567          298,634
   Other                                                                                  141,037           180,259          138,998
Preferred share dividends payable                                                              --                --               --
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                   916,126           643,728          437,632
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                144,000,000       193,000,000      197,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $297,312,420      $381,274,391     $387,439,340
====================================================================================================================================
Common shares outstanding                                                              17,699,489        23,420,962       24,083,739
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                             $      16.80      $      16.28     $      16.09
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $    176,995      $    234,210     $    240,837
Paid-in surplus                                                                       248,497,049       327,691,823      335,102,933
Undistributed (Over-distribution of) net investment income                              3,448,761         4,232,595        4,206,834
Accumulated net realized gain (loss) from investments                                   7,670,000         6,784,474        6,502,512
Net unrealized appreciation of investments                                             37,519,615        42,331,289       41,386,224
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $297,312,420      $381,274,391     $387,439,340
====================================================================================================================================
Authorized shares:
   Common                                                                             200,000,000       200,000,000      200,000,000
   Preferred                                                                            1,000,000         1,000,000        1,000,000
====================================================================================================================================

                                 See accompanying notes to financial statements.

45

Statement of
      ASSETS AND LIABILITIES September 30, 2003 (continued)
                                                                                                            INSURED         INSURED
                                                                                          INSURED          NEW YORK        NEW YORK
                                                                                         NEW YORK          DIVIDEND        TAX-FREE
                                                                                   PREMIUM INCOME         ADVANTAGE       ADVANTAGE
                                                                                            (NNF)             (NKO)           (NRK)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $182,562,832, $173,037,026                        $196,638,264      $181,674,261     $76,991,887
   and $75,697,844, respectively)
Cash                                                                                           --                --              --
Receivables:
   Interest                                                                             2,838,673         2,553,494       1,036,173
   Investments sold                                                                            --                --              --
Other assets                                                                               20,916             8,998           4,706
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                    199,497,853       184,236,753      78,032,766
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                            578,290           234,864         332,961
Accrued expenses:
   Management fees                                                                        103,793            55,939          21,661
   Other                                                                                   78,005            38,550          29,475
Preferred share dividends payable                                                           3,172             6,013           3,664
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                   763,260           335,366         387,761
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                 65,000,000        61,000,000      27,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $133,734,593      $122,901,387     $50,645,005
====================================================================================================================================
Common shares outstanding                                                               8,321,313         7,957,934       3,511,123
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                             $      16.07      $      15.44     $     14.42
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                              $     83,213      $     79,579     $    35,111
Paid-in surplus                                                                       118,277,131       112,921,771      49,475,930
Undistributed (Over-distribution of) net investment income                              1,419,507           269,866         (81,162)
Accumulated net realized gain (loss) from investments                                    (120,690)          992,936         (78,917)
Net unrealized appreciation of investments                                             14,075,432         8,637,235       1,294,043
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                               $133,734,593      $122,901,387     $50,645,005
====================================================================================================================================
Authorized shares:
   Common                                                                             200,000,000         Unlimited       Unlimited
   Preferred                                                                          100,000,000         Unlimited       Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

Statement of
       OPERATIONS Year Ended September 30, 2003
                                                                                         NEW YORK          NEW YORK        NEW YORK
                                                                               INVESTMENT QUALITY    SELECT QUALITY  QUALITY INCOME
                                                                                            (NQN)             (NVN)           (NUN)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $22,330,786       $28,991,691     $28,868,682
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                         2,782,183         3,601,130       3,670,707
Preferred shares - auction fees                                                           360,605           483,921         525,556
Preferred shares - dividend disbursing agent fees                                          30,000            30,000          40,000
Shareholders' servicing agent fees and expenses                                            52,699            58,552          55,542
Custodian's fees and expenses                                                             110,316           137,745         135,680
Directors'/Trustees' fees and expenses                                                      5,259             7,101           7,368
Professional fees                                                                          18,528            24,773          25,014
Shareholders' reports - printing and mailing expenses                                      38,043            36,833          47,652
Stock exchange listing fees                                                                15,864            15,864          15,864
Investor relations expense                                                                 36,544            47,476          48,584
Portfolio insurance expense                                                                    --            19,786              --
Other expenses                                                                             31,165            38,054          34,970
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                            3,481,206         4,501,235       4,606,937
   Custodian fee credit                                                                   (19,783)          (37,124)        (30,502)
   Expense reimbursement                                                                       --                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                            3,461,423         4,464,111       4,576,435
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  18,869,363        24,527,580      24,292,247
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                               7,981,910         6,775,711       6,479,256
Change in net unrealized appreciation
   (depreciation) of investments                                                       (9,304,924)       (8,859,561)     (9,075,144)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                       (1,323,014)       (2,083,850)     (2,595,888)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                             (1,208,221)       (1,611,498)     (1,510,699)
From accumulated net realized gains from investments                                     (151,496)        (281,037)        (486,976)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                 (1,359,717)       (1,892,535)     (1,997,675)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                             $16,186,632       $20,551,195     $19,698,684
====================================================================================================================================

                                 See accompanying notes to financial statements.

47

Statement of
      OPERATIONS Year Ended September 30, 2003 (continued)
                                                                                                            INSURED         INSURED
                                                                                          INSURED          NEW YORK        NEW YORK
                                                                                         NEW YORK          DIVIDEND        TAX-FREE
                                                                                   PREMIUM INCOME         ADVANTAGE       ADVANTAGE
                                                                                            (NNF)             (NKO)          (NRK)*
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                     $10,056,418       $ 8,851,997      $2,679,513
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                         1,274,808         1,179,819         400,304
Preferred shares - auction fees                                                           161,910           149,800          47,577
Preferred shares - dividend disbursing agent fees                                          20,000            10,000           7,041
Shareholders' servicing agent fees and expenses                                            18,776             3,230           1,710
Custodian's fees and expenses                                                              52,029            52,749          17,933
Directors'/Trustees' fees and expenses                                                      2,858             2,245           1,096
Professional fees                                                                          13,913            15,236          14,510
Shareholders' reports - printing and mailing expenses                                      16,306            21,080           7,985
Stock exchange listing fees                                                                11,388               427             236
Investor relations expense                                                                 16,902            19,630           5,991
Portfolio insurance expense                                                                 1,560                --              --
Other expenses                                                                             13,121             9,061           2,845
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit
   and expense reimbursement                                                            1,603,571         1,463,277         507,228
   Custodian fee credit                                                                    (6,528)          (15,272)        (11,580)
   Expense reimbursement                                                                       --          (543,275)       (197,073)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                            1,597,043           904,730         298,575
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   8,459,375         7,947,267       2,380,938
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                               3,382,024           992,274         (78,963)
Change in net unrealized appreciation
   (depreciation) of investments                                                       (4,497,058)       (3,501,754)      1,294,043
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                       (1,115,034)       (2,509,480)      1,215,080
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                               (557,201)         (606,361)       (172,209)
From accumulated net realized gains from investments                                           --           (73,477)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common
   shares from distributions to Preferred shareholders                                   (557,201)         (679,838)       (172,209)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common
   shares from operations                                                             $ 6,787,140       $ 4,757,949      $3,423,809
====================================================================================================================================

* For the period November 22, 2002 (commencement of operations) through September 30, 2003.

                                 See accompanying notes to financial statements.


Statement of
          CHANGES IN NET ASSETS


                               NEW YORK INVESTMENT QUALITY (NQN)      NEW YORK SELECT QUALITY (NVN)    NEW YORK QUALITY INCOME (NUN)
                               ---------------------------------      -----------------------------    -----------------------------
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      YEAR ENDED
                                       9/30/03          9/30/02           9/30/03           9/30/02          9/30/03         9/30/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 18,869,363     $ 19,238,855      $ 24,527,580      $ 25,419,827     $ 24,292,247   $ 25,798,976
Net realized gain (loss)
   from investments                  7,981,910        1,467,220         6,775,711         3,595,654        6,479,256      5,277,281
Change in net unrealized
   appreciation
   (depreciation) of investments    (9,304,924)      19,814,204        (8,859,561)       23,028,908       (9,075,144)    21,416,228
Distributions to Preferred
   Shareholders:
   From net investment income       (1,208,221)      (1,737,838)       (1,611,498)       (2,123,752)      (1,510,699)    (2,603,448)
   From accumulated net realized
    gains from investments            (151,496)        (246,687)         (281,037)         (837,116)        (486,976)       (89,293)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                  16,186,632       38,535,754        20,551,195        49,083,521       19,698,684     49,799,744
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (16,814,518)     (15,603,549)      (21,972,723)      (20,938,114)     (21,988,456)   (21,136,979)
From accumulated net realized
   gains from investments           (1,534,544)        (837,375)       (3,314,902)       (2,944,026)      (4,600,972)      (306,940)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (18,349,062)     (16,440,924)      (25,287,625)      (23,882,140)     (26,589,428)   (21,443,919)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --                --                --               --             --
   Net proceeds from shares
    to shareholders due to
    of distributions                        --               --                --                --               --             --
Preferred shares offering costs             --               --                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions               --               --                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      (2,162,430)      22,094,830        (4,736,430)       25,201,381       (6,890,744)    28,355,825
Net assets applicable to Common
   shares at the beginning
   of period                       299,474,850      277,380,020       386,010,821       360,809,440      394,330,084    365,974,259
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $297,312,420     $299,474,850      $381,274,391      $386,010,821     $387,439,340   $394,330,084
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $  3,448,761     $  2,811,992      $  4,232,595      $  3,231,990     $  4,206,834   $  3,395,082
====================================================================================================================================


                                 See accompanying notes to financial statements.

49


Statement of
      CHANGES IN NET ASSETS (continued)

                                          INSURED NEW YORK                   INSURED NEW YORK                   INSURED NEW YORK
                                        PREMIUM INCOME (NNF)             DIVIDEND ADVANTAGE (NKO)          TAX-FREE ADVANTAGE (NRK)
                                    ---------------------------        ----------------------------        -------------------------
                                                                                            FOR THE                         FOR THE
                                                                                     PERIOD 3/26/02                 PERIOD 11/22/02
                                                                                      (COMMENCEMENT                   (COMMENCEMENT
                                    YEAR ENDED       YEAR ENDED        YEAR ENDED     OF OPERATIONS)                  OF OPERATIONS)
                                       9/30/03          9/30/02           9/30/03   THROUGH 9/30/02                 THROUGH 9/30/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $  8,459,375     $  8,777,988      $  7,947,267      $  3,291,467                     $ 2,380,938
Net realized gain (loss)
   from investments                  3,382,024        1,881,239           992,274           696,461                         (78,963)
Change in net unrealized
   appreciation (depreciation)
   of investments                   (4,497,058)       5,098,567        (3,501,754)       12,145,709                       1,294,043
Distributions to Preferred
   Shareholders:
   From net investment income         (557,201)        (863,336)         (606,361)         (289,910)                       (172,209)
   From accumulated net realized
    gains from investments                  --               --           (73,477)               --                              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                   6,787,140       14,894,458         4,757,949        15,843,727                       3,423,809
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (7,626,486)      (7,302,336)       (7,114,395)       (2,964,146)                     (2,289,845)
From accumulated net realized gains
   from investments                         --               --          (623,098)               --                              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders           (7,626,486)      (7,302,336)       (7,737,493)       (2,964,146)                     (2,289,845)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares         --               --                --       113,645,250                       50,032,500
   Net proceeds from shares
    to shareholders due to
    of distributions                        --          333,731                --            14,017                          60,431
Preferred shares offering costs             --               --           (12,480)         (745,712)                       (682,165)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions               --          333,731           (12,480)      112,913,555                      49,410,766
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares        (839,346)       7,925,853        (2,992,024)      125,793,136                      50,544,730
Net assets applicable to Common
   shares at the beginning
   of period                       134,573,939      126,648,086       125,893,411           100,275                         100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $133,734,593     $134,573,939      $122,901,387      $125,893,411                     $50,645,005
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $  1,419,507     $  1,116,285      $    269,866      $     37,411                     $   (81,162)
====================================================================================================================================


                                 See accompanying notes to financial statements.

Notes to
    FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen New York Investment Quality Municipal Fund, Inc. (NQN), Nuveen New York Select Quality Municipal Fund, Inc.
(NVN), Nuveen New York Quality Income Municipal Fund, Inc. (NUN), Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF), Nuveen Insured New York Dividend Advantage Municipal Fund (NKO) and Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK). All of the Funds' Common shares trade on the New York Stock Exchange, with the exception of Insured New York Dividend Advantage's Common shares (NKO) and Insured New York Tax-Free Advantage's Common shares
(NRK) which trade on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Insured New York Dividend Advantage
(NKO) and Insured New York Tax-Free Advantage (NRK), each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organization expenses ($11,500 per Fund) and their reimbursement by Nuveen Investments, LLC(formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage (NRK) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of New York.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2003, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Notes to
    FINANCIAL STATEMENTS (continued)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New York state income taxes, and in the case of Insured New York Tax-Free Advantage
(NRK) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended September 30, 2003, have been designated Exempt Interest Dividends.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                                         INSURED     INSURED     INSURED
                                  NEW YORK     NEW YORK    NEW YORK     NEW YORK    NEW YORK    NEW YORK
                                INVESTMENT       SELECT     QUALITY      PREMIUM    DIVIDEND    TAX-FREE
                                   QUALITY      QUALITY      INCOME       INCOME   ADVANTAGE   ADVANTAGE
                                     (NQN)        (NVN)       (NUN)        (NNF)       (NKO)       (NRK)
--------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                            960           --       2,200        1,320          --          --
   Series T                          2,400        1,720          --        1,280          --          --
   Series W                             --        2,400       2,200           --          --          --
   Series TH                            --        3,600       2,400           --       2,440       1,080
   Series F                          2,400           --       1,080           --          --          --
--------------------------------------------------------------------------------------------------------
Total                                5,760        7,720       7,880        2,600       2,440       1,080
========================================================================================================

Effective January 17, 2003, Insured New York Tax-Free Advantage (NRK) issued 1,080 Series TH $25,000 stated value Preferred shares.

Insurance

New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and Insured New York Premium Income (NNF) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured New York Dividend Advantage (NKO) and Insured New York Tax-Free Advantage (NRK) invest at least 80% of their net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either
(i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended September 30, 2003.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for InsuredNew York Dividend Advantage (NKO) and Insured New York Tax-Free Advantage (NRK). InsuredNew York Dividend Advantage's (NKO) and Insured New York Tax-Free Advantage's (NRK) share of Common share offering costs ($238,500 and $105,000, respectively) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Insured New York Dividend Advantage (NKO) and Insured New York Tax-Free Advantage (NRK) in connection with their offerings of Preferred shares ($758,192 and $682,165, respectively) were recorded as a reduction to paid-in surplus.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                         NEW YORK INVESTMENT           NEW YORK SELECT
                                                             QUALITY (NQN)              QUALITY (NVN)
                                                         -------------------        -------------------
                                                             YEAR       YEAR           YEAR        YEAR
                                                            ENDED      ENDED          ENDED       ENDED
                                                          9/30/03    9/30/02        9/30/03     9/30/02
-------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                 --         --             --          --
   Shares issued to shareholders
     due to reinvestment of distributions                      --         --             --          --
-------------------------------------------------------------------------------------------------------
                                                               --         --             --          --
=======================================================================================================
Preferred shares sold                                          --         --             --          --
=======================================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)

                                                           NEW YORK QUALITY           INSURED NEW YORK
                                                             INCOME (NUN)           PREMIUM INCOME (NNF)
                                                          ------------------        -------------------
                                                             YEAR       YEAR           YEAR        YEAR
                                                            ENDED      ENDED          ENDED       ENDED
                                                          9/30/03    9/30/02        9/30/03     9/30/02
--------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                                 --         --              --         --
   Shares issued to shareholders
     due to reinvestment of distributions                      --         --              --     21,681
--------------------------------------------------------------------------------------------------------
                                                               --         --              --     21,681
========================================================================================================
Preferred shares sold                                          --         --              --         --
========================================================================================================
                                                           INSURED NEW YORK          INSURED NEW YORK
                                                       DIVIDEND ADVANTAGE (NKO)  TAX-FREE ADVANTAGE (NRK)
                                                       ------------------------  ------------------------
                                                              FOR THE PERIOD             FOR THE PERIOD
                                                                     3/26/02                   11/22/02
                                                                  (COMMENCE-                 (COMMENCE-
                                                                     MENT OF                    MENT OF
                                                         YEAR     OPERATIONS)                OPERATIONS)
                                                        ENDED        THROUGH                    THROUGH
                                                      9/30/03        9/30/02                    9/30/03
-------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                             --      7,950,000                  3,500,000
   Shares issued to shareholders
     due to reinvestment of distributions                  --            934                      4,123
-------------------------------------------------------------------------------------------------------
                                                           --      7,950,934                  3,504,123
=======================================================================================================
Preferred shares sold                                      --          2,440                      1,080
=======================================================================================================


3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended September 30, 2003, were as follows:

                                                                        INSURED      INSURED     INSURED
                               NEW YORK     NEW YORK      NEW YORK     NEW YORK     NEW YORK    NEW YORK
                             INVESTMENT       SELECT       QUALITY      PREMIUM     DIVIDEND    TAX-FREE
                                QUALITY      QUALITY        INCOME       INCOME    ADVANTAGE   ADVANTAGE
                                   (NQN)        (NVN)         (NUN)        (NNF)        (NKO)      (NRK)*
---------------------------------------------------------------------------------------------------------
Purchases                   $81,148,965  $88,564,819   $83,786,351  $38,760,145  $29,552,784  $79,141,102
Sales and maturities         81,834,542   95,606,823    80,194,737   38,428,325   26,421,219    3,268,802
=========================================================================================================

* For the period November 22, 2002 (commencement of operations) through September 30, 2003.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2003, the cost of investments were as follows:

                                                                       NEW YORK      NEW YORK      NEW YORK
                                                                     INVESTMENT        SELECT       QUALITY
                                                                        QUALITY       QUALITY        INCOME
                                                                          (NQN)         (NVN)         (NUN)
-----------------------------------------------------------------------------------------------------------
Cost of investments                                                $398,366,533  $511,695,662  $533,035,022
===========================================================================================================


                                                                        INSURED       INSURED       INSURED
                                                                       NEW YORK      NEW YORK      NEW YORK
                                                                        PREMIUM      DIVIDEND      TAX-FREE
                                                                         INCOME     ADVANTAGE     ADVANTAGE
                                                                          (NNF)         (NKO)         (NRK)
-----------------------------------------------------------------------------------------------------------
Cost of investments                                                $182,499,800  $173,014,951   $75,697,664
===========================================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2003, were as follows:

                                                                       NEW YORK     NEW YORK     NEW YORK
                                                                     INVESTMENT       SELECT      QUALITY
                                                                        QUALITY      QUALITY       INCOME
                                                                          (NQN)        (NVN)        (NUN)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                     $37,951,943  $42,792,379  $41,925,720
   Depreciation                                                        (235,413)    (329,208)    (347,238)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                          $37,716,530  $42,463,171  $41,578,482
=========================================================================================================

                                                                        INSURED      INSURED      INSURED
                                                                       NEW YORK     NEW YORK     NEW YORK
                                                                        PREMIUM     DIVIDEND     TAX-FREE
                                                                         INCOME    ADVANTAGE    ADVANTAGE
                                                                          (NNF)        (NKO)        (NRK)
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                     $14,299,658   $9,297,377   $1,467,796
   Depreciation                                                        (161,194)    (638,067)    (173,573)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                           $14,138,464   $8,659,310  $1,294,223
=========================================================================================================

The tax components of undistributed net investment income and net realized gains at September 30, 2003, were as follows:

                                                                        INSURED      INSURED      INSURED
                                NEW YORK    NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                              INVESTMENT      SELECT       QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                 QUALITY     QUALITY        INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                   (NQN)       (NVN)         (NUN)        (NNF)        (NKO)        (NRK)
---------------------------------------------------------------------------------------------------------
Undistributed net
  tax-exempt income           $4,442,077  $5,949,434    $5,827,843   $1,999,011     $846,669     $176,878
Undistributed net
  ordinary income *              184,151      13,244        19,927        1,378      408,937           --
Undistributed net
  long-term capital gains      7,670,000   6,784,474     6,511,723           --      584,000           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (continued)




The tax character of distributions paid during the fiscal years ended September 30, 2003 and September 30, 2002, was designated for purposes of the dividends paid deduction as follows:

                                                                        INSURED      INSURED      INSURED
                                NEW YORK    NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                              INVESTMENT      SELECT       QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                 QUALITY     QUALITY        INCOME       INCOME   ADVANTAGE     ADVANTAGE
2003                               (NQN)       (NVN)         (NUN)        (NNF)        (NKO)        (NRK)
---------------------------------------------------------------------------------------------------------
Distributions from net
  tax-exempt income           $17,957,938  $23,493,789  $23,515,811  $8,183,306   $7,725,104   $2,203,834
Distributions from net
  ordinary income *                    --       67,701      212,163          --      696,575           --
Distributions from net
  long-term capital gains       1,686,039    3,595,939    4,875,784          --           --           --
=========================================================================================================
                                                                                     INSURED      INSURED
                                            NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                                          INVESTMENT        SELECT      QUALITY      PREMIUM     DIVIDEND
                                             QUALITY       QUALITY       INCOME       INCOME    ADVANTAGE
2002                                           (NQN)         (NVN)        (NUN)        (NNF)        (NKO)
---------------------------------------------------------------------------------------------------------
Distributions from net
  tax-exempt income                      $17,260,569  $22,965,054   $23,646,890   $8,073,901   $2,650,830
Distributions from net
  ordinary income *                            4,344           --         4,833       52,489           --
Distributions from net long-term
   capital gains                           1,084,062    3,781,142       396,233           --           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At September 30, 2003, Insured New York Premium Income (NNF) had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                   INSURED
                                                                  NEW YORK
                                                                   PREMIUM
                                                                    INCOME
                                                                     (NNF)
--------------------------------------------------------------------------
Expiration year:
   2009                                                           $120,690
--------------------------------------------------------------------------
Total                                                             $120,690
==========================================================================


Insured New York Tax-Free Advantage (NRK) has elected to defer net realized losses from investments incurred from November 1, 2002 through September 30, 2003 ("post-October losses") in accordance with Federal income tax regulations. Insured New York Tax-Free Advantage (NRK) has $78,917 of post-October losses that are treated as having arisen in the following fiscal year.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under New York Investment Quality (NQN), New York Select Quality (NVN), New York Quality Income (NUN) and InsuredNew York Premium Income (NNF) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under Insured New York Dividend Advantage's (NKO) and Insured New York Tax-Free Advantage's (NRK) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first ten years of Insured New York Dividend Advantage's (NKO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                                          YEAR ENDING
MARCH 31,                                                            MARCH 31,
---------------------------------------------------------------------------------------------------------
2002*                              .30%                                   2008                       .25%
2003                               .30                                    2009                       .20
2004                               .30                                    2010                       .15
2005                               .30                                    2011                       .10
2006                               .30                                    2012                       .05
2007                               .30
=========================================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Dividend Advantage
(NKO) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured New York Tax-Free Advantage's (NRK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts, and for the time periods set forth below:

YEAR ENDING                                                          YEAR ENDING
NOVEMBER 30,                                                         NOVEMBER 30,
---------------------------------------------------------------------------------------------------------
2002*                              .32%                                   2007                       .32%
2003                               .32                                    2008                       .24
2004                               .32                                    2009                       .16
2005                               .32                                    2010                       .08
2006                               .32
=========================================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Insured New York Tax-Free Advantage
(NRK) for any portion of its fees and expenses beyond November 30, 2010.

Notes to
    FINANCIAL STATEMENTS (continued)



6. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on November 3, 2003, to shareholders of record on October 15, 2003, as follows:

                                                                        INSURED      INSURED      INSURED
                               NEW YORK     NEW YORK      NEW YORK     NEW YORK     NEW YORK     NEW YORK
                             INVESTMENT       SELECT       QUALITY      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY      QUALITY        INCOME       INCOME    ADVANTAGE    ADVANTAGE
                                  (NQN)        (NVN)         (NUN)        (NNF)        (NKO)        (NRK)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0815       $.0795        $.0765       $.0770       $.0745       $.0725
=========================================================================================================

Financial
      HIGHLIGHTS

                                    Financial
                                            HIGHLIGHTS

               Selected data for a Common share outstanding throughout each period:
                                                 Investment Operations                                Less Distributions
                              -------------------------------------------------------    -------------------------------------------
                                                      Distributions   Distributions
                                                 Net       from Net            from               From Net
                   Beginning               Realized/     Investment         Capital             Investment     Capital
                      Common              Unrealized      Income to        Gains to              Income to    Gains to
                       Share         Net  Investment      Preferred       Preferred                 Common      Common
                   Net Asset  Investment        Gain         Share-          Share-                 Share-      Share-
                       Value      Income       (Loss)       holders+        holders+     Total     holders     holders        Total
====================================================================================================================================
NEW YORK INVESTMENT QUALITY (NQN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                  $16.92       $1.07      $ (.07)         $(.07)          $(.01)     $ .92      $ (.95)      $(.09)      $(1.04)
2002                   15.67        1.09        1.20           (.10)           (.01)      2.18        (.88)       (.05)        (.93)
2001                   14.50        1.12        1.14           (.25)             --       2.01        (.84)         --         (.84)
2000                   14.44        1.19         .09           (.30)             --        .98        (.92)         --         (.92)
1999                   15.89        1.19       (1.30)          (.21)           (.02)      (.34)      (1.00)       (.09)       (1.09)

NEW YORK SELECT QUALITY (NVN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                   16.48        1.05        (.09)          (.07)           (.01)       .88        (.94)       (.14)       (1.08)
2002                   15.41        1.09        1.13           (.09)           (.04)      2.09        (.89)       (.13)       (1.02)
2001                   14.57        1.15         .81           (.25)             --       1.71        (.87)         --         (.87)
2000                   14.64        1.22        (.05)          (.31)             --        .86        (.93)         --         (.93)
1999                   15.99        1.20       (1.28)          (.21)           (.01)      (.30)       (.99)       (.04)       (1.03)

NEW YORK QUALITY INCOME (NUN)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                   16.37        1.01        (.11)          (.06)           (.02)       .82        (.91)       (.19)       (1.10)
2002                   15.20        1.07        1.10           (.11)             --       2.06        (.88)       (.01)        (.89)
2001                   14.44        1.14         .72           (.25)             --       1.61        (.85)         --         (.85)
2000                   14.54        1.18        (.08)          (.30)             --        .80        (.90)         --         (.90)
1999                   15.90        1.15       (1.29)          (.22)           (.01)      (.37)       (.94)       (.03)        (.97)
====================================================================================================================================

                                                                     Total Returns
                                                                    ----------------
                                                                               Based
                               Offering                                           on
                              Costs and     Ending                            Common
                              Preferred     Common                   Based     Share
                                  Share      Share      Ending          on       Net
                           Underwriting  Net Asset      Market      Market     Asset
                              Discounts      Value       Value       Value*    Value*
=====================================================================================
NEW YORK INVESTMENT QUALITY (NQN)
-------------------------------------------------------------------------------------
Year Ended 9/30:
2003                               $ --     $16.80    $15.3800        3.63%     5.68%
2002                                 --      16.92     15.8600       14.54     14.52
2001                                 --      15.67     14.7200       12.44     14.12
2000                                 --      14.50     13.8750       (1.52)     7.10
1999                               (.02)     14.44     15.0625       (8.13)    (2.45)

NEW YORK SELECT QUALITY (NVN)
-------------------------------------------------------------------------------------
Year Ended 9/30:
2003                                 --      16.28     15.2200        4.57      5.63
2002                                 --      16.48     15.6200       15.35     14.27
2001                                 --      15.41     14.5000       10.43     11.99
2000                                 --      14.57     13.9375       (2.92)     6.14
1999                               (.02)     14.64     15.3750       (3.33)    (2.11)

NEW YORK QUALITY INCOME (NUN)
-------------------------------------------------------------------------------------
Year Ended 9/30:
2003                                 --      16.09     14.8900        4.37      5.32
2002                                 --      16.37     15.3500       13.79     14.14
2001                                 --      15.20     14.3300       12.63     11.39
2000                                 --      14.44     13.5000       (3.79)     5.74
1999                               (.02)     14.54     15.0000       (4.13)    (2.60)
=====================================================================================

                                             Ratios/Supplemental Data
                 --------------------------------------------------------------------------------
                              Before Credit/Reimbursement   After Credit/Reimbursement**
                              ---------------------------   -------------------------
                                             Ratio of Net                   Ratio of Net
                                 Ratio of      Investment       Ratio of      Investment
                      Ending     Expenses       Income to       Expenses       Income to
                         Net   to Average         Average     to Average         Average
                      Assets   Net Assets      Net Assets     Net Assets      Net Assets
                  Applicable   Applicable      Applicable     Applicable      Applicable   Portfolio
                   to Common    to Common       to Common      to Common       to Common    Turnover
                 Shares (000)      Shares++        Shares++       Shares++        Shares++      Rate
====================================================================================================
NEW YORK INVESTMENT QUALITY (NQN)
----------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                $297,312         1.19%           6.42%          1.18%           6.42%         19%
2002                 299,475         1.22            6.90           1.21            6.92           9
2001                 277,380         1.27            7.29           1.24            7.31          21
2000                 256,711         1.26            8.39           1.24            8.41          32
1999                 255,347         1.22            7.78           1.22            7.79          17

NEW YORK SELECT QUALITY (NVN)
----------------------------------------------------------------------------------------------------

Year Ended 9/30:
2003                 381,274         1.19            6.49           1.18            6.50          16
2002                 386,011         1.23            7.06           1.22            7.07          15
2001                 360,809         1.28            7.59           1.26            7.61          31
2000                 341,311         1.28            8.49           1.28            8.49          20
1999                 342,282         1.19            7.75           1.18            7.75          13

NEW YORK QUALITY INCOME (NUN)
----------------------------------------------------------------------------------------------------

Year Ended 9/30:
2003                 387,439         1.20            6.31           1.19            6.32          14
2002                 394,330         1.24            7.02           1.23            7.03          32
2001                 365,974         1.26            7.62           1.24            7.63          13
2000                 347,716         1.22            8.31           1.22            8.31          15
1999                 349,932         1.18            7.46           1.17            7.47           7
====================================================================================================

                                  Preferred Shares at End of Period
                              ------------------------------------------
                                Aggregate     Liquidation
                                   Amount      and Market          Asset
                              Outstanding           Value       Coverage
                                     (000)      Per Share      Per Share
========================================================================
NEW YORK INVESTMENT QUALITY (NQN)
------------------------------------------------------------------------
Year Ended 9/30:
2003                             $144,000         $25,000        $76,617
2002                              144,000          25,000         76,992
2001                              144,000          25,000         73,156
2000                              144,000          25,000         69,568
1999                              144,000          25,000         69,331

NEW YORK SELECT QUALITY (NVN)
------------------------------------------------------------------------
Year Ended 9/30:
2003                              193,000          25,000         74,388
2002                              193,000          25,000         75,001
2001                              193,000          25,000         71,737
2000                              193,000          25,000         69,211
1999                              193,000          25,000         69,337

NEW YORK QUALITY INCOME (NUN)
------------------------------------------------------------------------
Year Ended 9/30:
2003                              197,000          25,000         74,167
2002                              197,000          25,000         75,042
2001                              197,000          25,000         71,443
2000                              197,000          25,000         69,126
1999                              197,000          25,000         69,408
========================================================================


* Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

**   After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.


                                 See accompanying notes to financial statements.

spread 60-61

                               Financial HIGHLIGHTS (continued)

               Selected data for a Common share outstanding throughout each period:

                                                   Investment Operations                                 Less Distributions
                              -----------------------------------------------------------------  -----------------------------------
                                                      Distributions   Distributions
                                                 Net       from Net            from               From Net
                   Beginning               Realized/     Investment         Capital             Investment     Capital
                      Common              Unrealized      Income to        Gains to              Income to    Gains to
                       Share         Net  Investment      Preferred       Preferred                 Common      Common
                   Net Asset  Investment        Gain         Share-          Share-                 Share-      Share-
                       Value      Income       (Loss)       holders+        holders+     Total     holders     holders        Total
====================================================================================================================================
INSURED NEW YORK PREMIUM INCOME (NNF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                  $16.17       $1.02      $ (.13)         $(.07)           $ --      $ .82       $(.92)       $ --        $(.92)
2002                   15.26        1.06         .83           (.10)             --       1.79        (.88)         --         (.88)
2001                   14.24        1.08         .99           (.24)             --       1.83        (.81)         --         (.81)
2000                   14.20        1.08         .07           (.29)             --        .86        (.82)         --         (.82)
1999                   15.68        1.07       (1.49)          (.23)             --       (.65)       (.83)         --         (.83)

INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                   15.82        1.00        (.32)          (.08)           (.01)       .59        (.89)       (.08)        (.97)
2002(a)                14.33         .41        1.62           (.04)             --       1.99        (.37)         --         (.37)

INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003(b)                14.33         .68         .34           (.05)             --        .97        (.65)         --         (.65)
====================================================================================================================================

                                                                     Total Returns
                                                                    ----------------
                                                                               Based
                               Offering                                           on
                              Costs and     Ending                            Common
                              Preferred     Common                   Based     Share
                                  Share      Share      Ending          on       Net
                           Underwriting  Net Asset      Market      Market     Asset
                              Discounts      Value       Value       Value**    Value**
=====================================================================================
INSURED NEW YORK PREMIUM INCOME (NNF)
-------------------------------------------------------------------------------------
Year Ended 9/30:
2003                               $ --     $16.07    $15.1000         .56%     5.26%
2002                                 --      16.17     15.9400       15.88     12.21
2001                                 --      15.26     14.5700       15.32     13.11
2000                                 --      14.24     13.3750        (.96)    6.38
1999                                 --      14.20     14.3750       (3.37)    (4.33)

INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
-------------------------------------------------------------------------------------
Year Ended 9/30:
2003                                 --      15.44     14.3000        (.77)     4.01
2002(a)                            (.13)     15.82     15.3900        5.16     13.18

INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
-------------------------------------------------------------------------------------
Year Ended 9/30:
2003(b)                            (.23)     14.42     13.7100       (4.40)     5.29
=====================================================================================

                                             Ratios/Supplemental Data
                 -------------------------------------------------------------------------------------
                              Before Credit/Reimbursement     After Credit/Reimbursement***
                              ---------------------------     -----------------------------
                                             Ratio of Net                   Ratio of Net
                                 Ratio of      Investment       Ratio of      Investment
                      Ending     Expenses       Income to       Expenses       Income to
                         Net   to Average         Average     to Average         Average
                      Assets   Net Assets      Net Assets     Net Assets      Net Assets
                  Applicable   Applicable      Applicable     Applicable      Applicable     Portfolio
                   to Common    to Common       to Common      to Common       to Common      Turnover
                 Shares (000)      Shares++        Shares++       Shares++        Shares++        Rate
======================================================================================================
INSURED NEW YORK PREMIUM INCOME (NNF)
------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                $133,735         1.21%           6.38%          1.21%        6.38%         21%
2002                 134,574         1.25            6.92           1.24         6.92          17
2001                 126,648         1.29            7.24           1.28         7.25           8
2000                 118,171         1.30            7.80           1.29         7.81          17
1999                 117,800         1.29            7.03           1.29         7.03           8

INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003                 122,901         1.20            6.07            .74         6.53          15
2002(a)              125,893         1.15*           5.07*           .65*        5.57*         29

INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
------------------------------------------------------------------------------------------------------
Year Ended 9/30:
2003(b)               50,645         1.19*           5.10*           .70*        5.59*          5
======================================================================================================

                                  Preferred Shares at End of Period
                              ------------------------------------------
                                Aggregate     Liquidation
                                   Amount      and Market          Asset
                              Outstanding           Value       Coverage
                                     (000)      Per Share      Per Share
========================================================================
INSURED NEW YORK PREMIUM INCOME (NNF)
------------------------------------------------------------------------
Year Ended 9/30:
2003                              $65,000         $25,000        $76,436
2002                               65,000          25,000         76,759
2001                               65,000          25,000         73,711
2000                               65,000          25,000         70,450
1999                               65,000          25,000         70,308

INSURED NEW YORK DIVIDEND ADVANTAGE (NKO)
------------------------------------------------------------------------
Year Ended 9/30:
2003                               61,000          25,000         75,369
2002(a)                            61,000          25,000         76,596

INSURED NEW YORK TAX-FREE ADVANTAGE (NRK)
------------------------------------------------------------------------
Year Ended 9/30:
2003(b)                            27,000          25,000         71,894
========================================================================

*    Annualized.

** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.

***  After custodian fee credit and expense reimbursement, where applicable.

+    The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.

(a)  For the period March 26, 2002 (commencement of operations) through
     September 30, 2002.

(b)  For the period November 22, 2002 (commencement of operations) through
     September 30, 2003.

                                 See accompanying notes to financial statements.

spread 62-63


Directors/Trustees
        AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/ Trustees of the Funds. The number of directors/trustees of the Funds is currently set at eight. None of the directors/trustees who are not "interested" persons of the Funds has ever been a director/trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the directors/trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.


                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                                                                                                       FUND COMPLEX
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                       OVERSEEN BY
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                   DIRECTOR/
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

DIRECTOR/TRUSTEE WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of the    1994    Chairman and Director (since 1996) of Nuveen                          141
3/28/49                        Board and                  Investments, Inc. and Nuveen Investments, LLC;
333 W. Wacker Drive            Director/Trustee           Director (since 1992) and Chairman (since 1996) of
Chicago, IL 60606                                         Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Chairman and Director (since 1997) of Nuveen Asset Management,
                                                          Inc.; Director (since 1996) of Institutional Capital Corporation;
                                                          Chairman and Director (since 1999) of Rittenhouse Asset Management,
                                                          Inc.; Chairman of Nuveen Investments Advisers Inc. (since 2002).


DIRECTORS/TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
William E. Bennett             Director/Trustee   2001    Private Investor; previously, President and Chief Executive           141
10/16/46                                                  Officer, Draper & Kramer, Inc., a private company that
333 W. Wacker Drive                                       handles mortgage banking, real estate development, pension
Chicago, IL 60606                                         advisory and real estate management (1995-1998). Prior
                                                          thereto, Executive Vice President and Chief Credit Officer of
                                                          First Chicago Corporation and its principal subsidiary, The
                                                          First National Bank of Chicago.
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Director/Trustee   1997    Private Investor and Management Consultant.                           140
8/22/40
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Director/Trustee   1993    Retired (since 1989) as Senior Vice President of The                  140
7/29/34                                                   Northern Trust Company; Director of the United Way of
333 W. Wacker Drive                                       Highland Park-Highwood (since 2002).
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Anne E. Impellizzeri           Director/Trustee   1994    Retired, formerly, Executive Director (since 1998) of Manitoga/       140
1/26/33                                                   The Russel Wright Design Center; prior thereto, President and
333 W. Wacker Drive                                       Chief Executive Officer of Blanton-Peale Institute (since 1990);
Chicago, IL 60606                                         prior thereto, Vice President, Metropolitan Life Insurance Co.
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Sawers                Director/Trustee   1991    Adjunct Professor of Business and Economics, University of            140
4/3/33                                                    Dubuque, Iowa; formerly (1991-2000) Adjunct Professor, Lake
333 W. Wacker Drive                                       Forest Graduate School of Management, Lake Forest, Illinois;
Chicago, IL 60606                                         prior thereto, Executive Director, Towers Perrin Australia, a management consulting firm; Chartered Financial Analyst;
                                                          Certified Management Consultant; Director, Executive
                                                          Service Corps of Chicago, a not-for-profit organization.
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Director/Trustee   1997    Senior Partner and Chief Operating Officer, Miller-Valentine          140
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, MiamiValley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.
------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Director/Trustee   1997    Executive Director, Gaylord and Dorothy Donnelley Foundation          140
12/29/47                                                  (since 1994); prior thereto, Executive Director, Great Lakes
333 W. Wacker Drive                                       Protection Fund (from 1990 to 1994).
Chicago, IL 60606

64

                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                       OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                               OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary                   141
9/9/56                         Administrative             and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive            Officer                    and Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President (since
                                                          2000), of Nuveen Asset Management, Inc.; Assistant
                                                          Secretary of Nuveen Investments, Inc. (since 1994);
                                                          Assistant Secretary of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and
                                                          Assistant Secretary of Nuveen Investments Advisers Inc.
                                                          (since 2002); Managing Director, Associate General
                                                          Counsel and Assistant Secretary of Rittenhouse Asset
                                                          Management, Inc. (since May 2003); Chartered
                                                          Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice-President     2000    Vice-President (since 2002), formerly, Assistant                      141
2/3/66                         and Assistant              Vice President (since 2000), previously, Associate of
333 W. Wacker Drive            Secretary                  Nuveen Investments, LLC.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Paul L. Brennan                Vice-President     1999    Vice-President (since 2002), formerly, Assistant                      127
11/10/66                                                  Vice President (since 1997), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager of Flagship Financial Inc.;
Chicago, IL 60606                                         Chartered Financial Analyst and Certified Public Accountant.
------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice-President     1999    Vice-President of Nuveen Investments, LLC (since 1999),               141
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp. (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management,
                                                          Inc. (since 2002) and of Nuveen Investments Advisers
                                                          Inc. (since 2002); Assistant Treasurer of NWQ Investment
                                                          Management Company, LLC (since 2002); Chartered
                                                          Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Susan M. DeSanto               Vice-President     2001    Vice-President of Nuveen Advisory Corp. (since 2001);                 141
9/8/54                                                    previously, Vice President of Van Kampen Investment
333 W. Wacker Drive                                       Advisory Corp. (since 1998); Vice President of Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 2002); prior thereto,
                                                          Assistant Vice President of Van Kampen Investment
                                                          Advisory Corp. (since 1994).
------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice-President     2000    Vice-President (since 2002) and-Assistant General Counsel             141
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.

65

Directors/Trustees
       AND OFFICERS (continued)
                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                       OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                               OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice-President     1998    Vice-President of Nuveen Investments, LLC; Vice-                      141
10/24/45                                                  President (since 1998) of Nuveen Advisory Corp. and
333 W. Wacker Drive                                       Nuveen Institutional Advisory Corp.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice-President     1995    Managing Director (since 2002) of Nuveen Investments,                 141
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice
333 W. Wacker Drive                                       President of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp. (since 1995); Managing
                                                          Director of Nuveen Asset Management, Inc. (since 2001);
                                                          Vice President of Nuveen Investment Advisers Inc.
                                                          (since 2002); Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice-President     1998    Vice-President (since 1993) and Funds Controller (since               141
5/31/54                        and Controller             1998) of Nuveen Investments, LLC and Vice President and
333 W. Wacker Drive                                       Funds Controller (since 1998) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell              Vice-President     1988    Vice-President of Nuveen Advisory Corp.;                              127
7/5/55                                                    Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Steven J. Krupa                Vice-President     1990    Vice-President of Nuveen Advisory Corp.                               127
8/21/57
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice-President     2000    Vice-President (since 2000) of Nuveen Investments, LLC,               141
3/22/63                                                   previously Assistant Vice President (since 1999); prior
333 W. Wacker Drive                                       thereto, Associate of Nuveen Investments, LLC; Certified
Chicago, IL 60606                                         Public Accountant.
------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice-President     2002    Vice-President (since 1999), previously, Assistant Vice               141
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice-President     1988    Vice-President, Assistant Secretary and Assistant General             141
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management,
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).

66

                                                                                                                          NUMBER OF
                                                                                                                      PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                       OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                               OFFICER
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
John V. Miller                 Vice-President     2003    Vice-President (since 2003), previously, Assistant                    127
4/10/67                                                   Vice President (since 1999), prior thereto, credit
333 W. Wacker Drive                                       analyst (since 1996) of Nuveen Advisory Corp.;
Chicago, IL 60606                                         Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice-President     1996    Managing Director (since 2002) of Nuveen Investments,                 141
7/7/65                                                    LLC; Managing Director (since 1997), formerly Vice
333 W. Wacker Drive                                       President (since 1996) of Nuveen Advisory Corp. and
Chicago, IL 60606                                         Nuveen Institutional Advisory Corp.; Managing Director
                                                          of Nuveen Asset Management, Inc. (since 1999).
                                                          Chartered Financial Analyst.
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. O'Shaughnessy        Vice-President     1999    Vice-President (since 2002), formerly, Assistant                      127
9/4/60                                                    Vice President (since 1998), of Nuveen Advisory Corp.;
333 W. Wacker Drive                                       prior thereto, portfolio manager.
Chicago, IL 60606
------------------------------------------------------------------------------------------------------------------------------------
Thomas C. Spalding             Vice-President     1982    Vice-President of Nuveen Advisory Corp. and Nuveen                    127
7/31/51                                                   Institutional Advisory Corp.; Chartered Financial Analyst.
333 W. Wacker Drive
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and trustee of the Adviser.

(2) Directors/Trustees serve a one-year term until his/her successor is elected. The year first elected or appointed represents the year in which the Directors/Trustees was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve a one-year term through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Build Your Wealth
       AUTOMATICALLY

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

Fund
   INFORMATION

BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Anne E. Impellizzeri
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows these Funds, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.



GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the year ended September 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Serving Investors
          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.

Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com



                                                                     EAN-B-0903D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. The registrant's audit committee financial expert is William E. Bennett, who is "independent" for purposes of
Item 3 of Form N-CSR.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, Nuveen Advisory Corp. (the "Adviser") would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Quality Income Municipal Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 9, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: December 9, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: December 9, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.